March 31, 2002

                       Taxable
                       Bond
                       Portfolios

                       SEMI-ANNUAL REPORT
                       TO SHAREHOLDERS

                                Not FDIC Insured
                                 May Lose Value
                                No Bank Guarantee

(LOGO)
BLACKROCK
FUNDS
[GRAPHIC OMITTED]

                                 BLACKROCK FUNDS

                             TAXABLE BOND PORTFOLIOS

* Low Duration Bond                     * Government Income
* Intermediate Government Bond          * GNMA
* Intermediate Bond                     * Managed Income
* Core Bond Total Return                * International Bond
* Core PLUS Total Return                * High Yield Bond

                                TABLE OF CONTENTS

SHAREHOLDER LETTER...........................................................  1
PORTFOLIO SUMMARIES
      Low Duration Bond......................................................  2
      Intermediate Government Bond...........................................  3
      Intermediate Bond......................................................  4
      Core Bond Total Return.................................................  5
      Core PLUS Total Return.................................................  6
      Government Income......................................................  7
      GNMA...................................................................  8
      Managed Income.........................................................  9
      International Bond....................................................  10
      High Yield Bond........................................................ 11
      Note on Performance Information........................................ 12
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS........................... 13-51
      Core Bond Total Return Statement of Assets & Liabilities............... 31
      High Yield Bond Statement of Assets & Liabilities...................... 52
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................ 54-55
      Statements of Cash Flows............................................ 56-57
      Statements of Changes in Net Assets................................. 58-61
      Financial Highlights................................................ 62-73
NOTES TO FINANCIAL STATEMENTS............................................. 74-89

--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

March 31, 2002

Dear Shareholder:

      We are pleased to present the Semi-Annual Report to shareholders of the BlackRock Taxable Bond Portfolios for the six months ended March 31, 2002. This report includes comments from portfolio managers, performance, and other relevant information regarding the BlackRock Funds. We encourage you to read the report and we thank you for making BlackRock part of your investment program.

      Volatility marked the fixed income markets for the semi-annual period. After the events of September 11, investors flocked to the bond market. However, returns were depressed in both November and December as signs that the economy would recover in 2002 began to appear. Fluctuations continued at the start of the new year as bonds rallied during the first two months and then reversed in the closing days of March. For the six months, the Lehman Brothers Aggregate Index, a broad measure of the taxable bond market, returned 0.14%.*

      Much of this activity in the market can be attributed to the actions of the Federal Reserve Board (the Fed). After trimming short-term interest rates a record eleven times in 2001, the Fed took a more neutral position at their meeting on March 19 by leaving rates unchanged. While this was an acknowledgement that the country is in the early stages of economic recovery, it also signaled that rates might rise on the belief that a comeback in inflation poses the same risk as further economic weakness.

      Looking broadly at the fixed income market, investment grade corporate bonds were the best performing sector despite concerns about corporate earnings and accounting practices. In the wake of Enron's collapse, many companies have now begun to reduce their debt and increase credit quality. Mortgage-backed securities also provided solid returns as fears of rising interest rates reduced the volume of refinancings. Although starting the period on a strong note, longer-term Treasury bond prices (which move in the opposite direction from yields) finished weaker as more promising economic data began to surface. However, we believe Treasuries are now attractively priced and rates should fall barring a robust economic recovery.

      The ups and downs seen in the bond market over the last six months reemphasize the need for investors to develop a strategy that best suits their overall goals and risk tolerance. Working with a financial advisor is one of the best means of doing this and we encourage you to consult one when making an investment. An important aspect of any plan is diversification and at BlackRock, our family of 43 mutual funds offers investors a broad spectrum of choices, from money market funds for those with a time horizon of less than one year to longer-term funds that would be appropriate for those saving for retirement or a young child's college education.

      BlackRock Funds values our relationship with you and we remain confident in our abilities as your provider of premium investment services. We thank you for your continued confidence and appreciate the opportunity to help you with your financial goals.


Sincerely,

/S/  ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

* The Lehman Brothers Aggregate Index is used to measure the performance of the U.S. investment grade fixed rate bond market. The Index is unmanaged and cannot be purchased directly.

                                 BLACKROCK FUNDS

                           LOW DURATION BOND PORTFOLIO

TOTAL NET ASSETS (3/31/02): $513.3 MILLION

PERFORMANCE BENCHMARK
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH
     PURSUES A RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF THE BENCHMARK BY INVESTING PRIMARILY IN INVESTMENT GRADE BONDS ("BBB" OR HIGHER) THAT ALLOW THE PORTFOLIO TO MAINTAIN AN AVERAGE DURATION THAT IS WITHIN +/- 20% OF THE BENCHMARK. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN NON-INVESTMENT GRADE BONDS OR CONVERTIBLE SECURITIES WITH A MINIMUM RATING OF "B" BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE QUALITY. ALSO, THE PORTFOLIO MAY INVEST UP TO 20% OF ITS ASSETS IN BONDS OF FOREIGN ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o SHORT-TERM TREASURY YIELDS ROSE DURING THE SEMI-ANNUAL PERIOD AS MORE EVIDENCE EMERGED OF A STRONGER THAN EXPECTED ECONOMIC RECOVERY AND THE FEDERAL OPEN MARKET COMMITTEE SHIFTED THEIR BIAS FROM WEAK TO NEUTRAL. THE YIELD ON THE 2-YEAR TREASURY ROSE SHARPLY FROM 2.85% ON SEPTEMBER 30, 2001 TO 3.72% ON MARCH 31, 2002. FOR THE PERIOD, THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX RETURNED 0.77% WITH THE MAJORITY OF THE ADVANCEMENT SEEN DURING THE FIRST HALF OF THE PERIOD.
     o THROUGHOUT THE PERIOD, THE PORTFOLIO WAS UNDERWEIGHT TREASURIES RELATIVE TO THE BENCHMARK. THIS BENEFITED THE PORTFOLIO AS TREASURIES IN THE SHORT TO INTERMEDIATE PORTION OF THE CURVE SIGNIFICANTLY UNDERPERFORMED OTHER FIXED INCOME SECTORS OVER THE SECOND HALF OF THE PERIOD. TOWARDS THE END OF THE PERIOD, WE SELECTIVELY ADDED TREASURIES AS THEY CHEAPENED AS A RESULT OF INVESTORS' PREFERENCES FOR RISKIER SECURITIES IN ANTICIPATION OF A NEAR-TERM ECONOMIC RECOVERY.
     o THE PORTFOLIO BENEFITED FROM ITS ALLOCATION TO ASSET-BACKED SECURITIES, WHICH OUTPERFORMED TREASURIES BY MORE THAN 200 BASIS POINTS OVER THE PERIOD AS A RESULT OF STRONG PERFORMANCE IN THE AUTOMOBILE, HOME EQUITY AND CREDIT CARD SECTORS. ALTHOUGH THE FLOOD OF NEW ISSUANCE LED BY THE HOME EQUITY AND AUTO SECTORS INITIALLY IMPEDED THE TECHNICALS OF THE MARKET DURING THE FOURTH QUARTER, OVER THE LATTER HALF OF THE PERIOD INVESTOR APPETITE FOR HIGHER YIELDING PRODUCTS DROVE PERFORMANCE DESPITE HUGE SUPPLY. MORE RECENTLY, WE HAVE INCREASED OUR ALLOCATION WITHIN AUTOS DESPITE REDUCING OUR OVERALL HOLDINGS IN ASSET-BACKEDS IN FAVOR OF TREASURIES. WE BELIEVE THAT THE AUTO SECTOR WILL BENEFIT, AS PREPAYMENT SPEEDS ASSOCIATED WITH SPIKES IN REFINANCING SHOULD TREND DOWNWARD.
     o THE PORTFOLIO BENEFITED FROM ITS EXPOSURE TO MORTGAGES AS THEY OUTPERFORMED TREASURIES DURING THE PERIOD. THE FIRST HALF OF THE PERIOD SAW RECORD VOLATILITY IN THE MORTGAGE MARKET AND THE PORTFOLIO FAVORED LOWER COUPON BONDS IN ORDER TO MINIMIZE PREPAYMENT AND EXTENSION RISK. AS THE PERIOD PROGRESSED, THE PORTFOLIO GRADUALLY REDUCED ITS MORTGAGE POSITION AS MORTGAGES OUTPERFORMED, AND LOOKED TO ADD TREASURIES.
     o THE CORPORATE MARKET WAS CHALLENGED BY ACCUSATIONS OF ACCOUNTING IRREGULARITIES, EARNINGS QUALITY ISSUES, OFF-BALANCE SHEET FINANCING RISKS AND VOLATILE EQUITY AND TREASURY MARKETS. OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS. OUR CAUTIOUS APPROACH WITHIN THE CORPORATE MARKET HELPED PERFORMANCE AS CORPORATES WITH SHORTER MATURITIES UNDERPERFORMED TREASURIES DURING THE PERIOD. SIMILAR TO THE MORTGAGE AND ASSET-BACKED SECTORS, THE PORTFOLIO TOOK THE OPPORTUNITY TO REDUCE ITS ALLOCATION TO THE CORPORATE SECTOR TOWARDS THE END OF THE PERIOD, AND ADD MORE ATTRACTIVELY PRICED TREASURIES WHERE WE NOW HOLD A HISTORICALLY LARGE ALLOCATION.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND
  PORTFOLIO AND THE MERRILL 1-3 YEAR TREASURY INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                                    Merrill 1-3 Year
       Institutional Class  Service Class  Investor A Class  Investor B Class  Investor C Class   BlackRock Class    Treasury Index
Jun-92      $10,000           $10,000          $ 9,700           $10,000           $10,000           $10,000             $10,000
Sep-92       10,079            10,079            9,777            10,079            10,079            10,079              10,288
Dec-92       10,137            10,137            9,833            10,137            10,137            10,137              10,595
Mar-93       10,295            10,295            9,986            10,295            10,295            10,295              10,614
Jun-93       10,468            10,468           10,154            10,468            10,468            10,468              10,848
Sep-93       10,620            10,620           10,302            10,620            10,620            10,620              10,965
Dec-93       10,711            10,711           10,390            10,711            10,711            10,711              11,122
Mar-94       10,691            10,691           10,370            10,691            10,691            10,691              11,188
Jun-94       10,713            10,713           10,391            10,713            10,713            10,713              11,132
Sep-94       10,837            10,837           10,512            10,837            10,837            10,837              11,141
Dec-94       10,860            10,860           10,534            10,860            10,860            10,860              11,251
Mar-95       11,214            11,214           10,878            11,214            11,214            11,214              11,251
Jun-95       11,521            11,521           11,175            11,521            11,521            11,521              11,629
Sep-95       11,767            11,767           11,414            11,767            11,767            11,767              12,002
Dec-95       12,001            12,001           11,641            12,001            12,001            12,001              12,182
Mar-96       12,023            12,009           11,644            12,004            12,004            12,023              12,489
Jun-96       12,149            12,125           11,752            12,115            12,115            12,149              12,531
Sep-96       12,347            12,313           11,929            12,298            12,298            12,347              12,657
Dec-96       12,610            12,565           12,168            12,537            12,537            12,610              12,866
Mar-97       12,668            12,614           12,210            12,556            12,556            12,668              13,110
Jun-97       12,938            12,876           12,459            12,789            12,789            12,938              13,197
Sep-97       13,196            13,122           12,692            13,003            13,003            13,199              13,487
Dec-97       13,370            13,286           12,845            13,135            13,135            13,379              13,752
Mar-98       13,588            13,492           13,039            13,309            13,309            13,602              13,983
Jun-98       13,808            13,699           13,235            13,483            13,483            13,828              14,197
Sep-98       14,156            14,035           13,552            13,781            13,781            14,182              14,634
Dec-98       14,256            14,125           13,634            13,838            13,838            14,288              14,745
Mar-99       14,425            14,280           13,778            13,958            13,958            14,461              14,834
Jun-99       14,521            14,366           13,854            14,008            14,008            14,564              14,918
Sep-99       14,709            14,541           14,016            14,146            14,146            14,758              15,106
Dec-99       14,835            14,656           14,120            14,209            14,209            14,876              15,197
Mar-00       15,029            14,836           14,288            14,351            14,351            15,077              15,387
Jun-00       15,273            15,065           14,502            14,555            14,539            15,327              15,651
Sep-00       15,635            15,410           14,829            14,855            14,839            15,696              15,980
Dec-00       16,063            15,820           15,217            15,216            15,200            16,133              16,412
Mar-01       16,507            16,244           15,634            15,589            15,572            16,600              16,864
Jun-01       16,695            16,416           15,778            15,718            15,686            16,780              17,063
Sep-01       17,232            16,931           16,267            16,176            16,158            17,327              17,640
Dec-01       17,305            17,006           16,332            16,193            16,176            17,422              17,775
Mar-02       17,348            17,019           16,339            16,185            16,167            17,473              17,776

                        FOR PERIOD ENDING MARCH 31, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                      1 Year    3 Year   5 Year  From Inception
                                      ------    ------   ------  --------------
  BlackRock Class                      5.26%    6.50%    6.64%       5.92%
  Institutional Class                  5.10%    6.34%    6.49%       5.84%
  Service Class                        4.78%    6.03%    6.18%       5.64%
  Investor A Class (Load Adjusted)     1.38%    4.77%    5.36%       5.18%
  Investor A Class (NAV)               4.50%    5.85%    6.00%       5.51%
  Investor B Class (Load Adjusted)    (0.67)%   3.99%    4.88%       5.08%
  Investor B Class (NAV)               3.83%    5.06%    5.21%       5.08%
  Investor C Class (Load Adjusted)     2.83%    5.06%    5.21%       5.09%
  Investor C Class (NAV)               3.83%    5.06%    5.21%       5.09%
--------------------------------------------------------------------------------
The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 7/17/92; Service, 1/12/96; Investor A Shares, 1/12/96; Investor B Shares, 11/18/96; Investor C Shares, 2/24/97; and BlackRock Shares, 6/3/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

TOTAL NET ASSETS (3/31/02): $340.6 MILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE QUALITY. THE PORTFOLIO WILL MAINTAIN AN AVERAGE DURATION OF +/- 20% OF THE BENCHMARK AND, IN ADDITION, WILL HAVE A DOLLAR-WEIGHTED AVERAGE MATURITY BETWEEN 3 AND 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o THE YIELD ON THE 5-YEAR TREASURY ROSE FROM 3.80% ON SEPTEMBER 30, 2001 TO 4.84% ON MARCH 31, 2002 AS MORE EVIDENCE EMERGED OF A STRONGER THAN EXPECTED ECONOMIC RECOVERY AND THE FEDERAL OPEN MARKET COMMITTEE SHIFTED THEIR BIAS FROM WEAK TO NEUTRAL. DURING THIS PERIOD, THE LEHMAN INTERMEDIATE GOVERNMENT INDEX RETURNED -0.49% ON WEAKNESS IN THE TREASURY AND AGENCY MARKETS.
     o THROUGHOUT THE PERIOD, THE PORTFOLIO WAS UNDERWEIGHT TREASURIES RELATIVE TO THE BENCHMARK. THIS BENEFITED THE PORTFOLIO AS TREASURIES IN THE SHORT TO INTERMEDIATE PORTION OF THE CURVE SIGNIFICANTLY UNDERPERFORMED OTHER FIXED INCOME SECTORS OVER THE SECOND HALF OF THE PERIOD. AS THE MARKET CONTINUED TO PRICE IN A RELATIVELY ROBUST ECONOMIC REBOUND, TREASURIES IN THE INTERMEDIATE PORTION OF THE YIELD CURVE WERE THE MOST IMPACTED AS RATES ROSE MOST DRAMATICALLY IN 5-YEAR MATURITIES. TOWARDS THE END OF THE PERIOD, WE SELECTIVELY ADDED TREASURIES AS THEY CHEAPENED DUE TO INVESTORS' PREFERENCES FOR RISKIER SECURITIES IN ANTICIPATION OF A NEAR-TERM ECONOMIC RECOVERY.
     o AS MORTGAGE REFINANCING SPIKED TO RECORD LEVELS IN THE FOURTH QUARTER, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND 15-YEAR PASS-THROUGHS. DURING THE FIRST HALF OF THE PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS AS INSTABILITY AND RECORD LEVELS OF REFINANCING HURT THOSE BONDS. ALTHOUGH THE 30-YEAR OUTPERFORMED OVER THE LATTER HALF OF THE PERIOD, WE MAINTAINED A CORE POSITION IN LOWER COUPONS AND 15-YEAR PASS-THROUGHS AS REDUCED PREPAYMENT RISK ASSOCIATED WITH THESE SECURITIES CONTINUED TO ENTICE BORROWERS. TOWARDS THE END OF THE PERIOD WE TOOK PROFITS IN MORTGAGES, WHICH HAD OUTPERFORMED OVER THE LATTER HALF OF THE PERIOD, IN FAVOR OF TREASURIES. THE PORTFOLIO WAS ALSO OVERWEIGHT ASSET-BACKED SECURITIES, WHICH BENEFITED PERFORMANCE AS THE AUTOMOBILE INDUSTRY OUTPERFORMED WITHIN THAT SECTOR.


    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                          Lehman Intermediate
           Institutional Class  Service Class   Investor A Class    Investor B Class   Investor C Class    Government Index
April 20, 1992    $10,000         $10,000             $ 9,600           $10,000             $10,000           $10,000
Jun-92             10,276          10,276               9,865            10,276              10,276            10,000
Sep-92             10,714          10,714              10,286            10,714              10,714            10,746
Dec-92             10,626          10,626              10,201            10,626              10,626            10,746
Mar-93             10,986          10,986              10,547            10,986              10,986            10,746
Jun-93             11,218          11,218              10,769            11,218              11,218            10,746
Sep-93             11,452          11,448              10,990            11,448              11,448            11,567
Dec-93             11,454          11,447              10,984            11,442              11,442            11,567
Mar-94             11,181          11,166              10,715            11,161              11,161            11,567
Jun-94             11,043          11,022              10,576            11,016              11,016            11,567
Sep-94             11,097          11,070              10,621            11,063              11,063            11,393
Dec-94             11,070          11,036              10,589            11,030              11,030            11,383
Mar-95             11,567          11,524              11,057            11,517              11,517            11,857
Jun-95             12,056          12,002              11,515            11,995              11,995            12,411
Sep-95             12,239          12,173              11,680            12,166              12,166            12,605
Dec-95             12,597          12,520              12,022            12,523              12,523            13,026
Mar-96             12,531          12,445              11,933            12,430              12,430            12,919
Jun-96             12,607          12,511              11,991            12,491              12,491            13,006
Sep-96             12,831          12,723              12,190            12,698              12,698            13,229
Dec-96             13,153          13,033              12,482            12,981              12,981            13,535
Mar-97             13,150          13,021              12,464            12,938              12,938            13,531
Jun-97             13,517          13,375              12,797            13,260              13,260            13,910
Sep-97             13,867          13,711              13,112            13,561              13,561            14,266
Dec-97             14,170          14,000              13,383            13,816              13,816            14,581
Mar-98             14,381          14,197              13,567            13,979              13,979            14,800
Jun-98             14,657          14,460              13,811            14,204              14,204            15,075
Sep-98             15,230          15,014              14,334            14,714              14,714            15,779
Dec-98             15,250          15,021              14,336            14,688              14,688            15,819
Mar-99             15,276          15,035              14,343            14,667              14,667            15,776
Jun-99             15,195          14,945              14,251            14,546              14,546            15,746
Sep-99             15,344          15,081              14,375            14,644              14,644            15,907
Dec-99             15,376          15,100              14,402            14,630              14,744            16,069
Mar-00             15,626          15,334              14,604            14,823              14,939            16,331
Jun-00             15,897          15,587              14,854            15,033              15,151            16,628
Sep-00             16,350          16,019              15,259            15,415              15,536            17,074
Dec-00             16,953          16,597              15,802            15,936              16,061            17,752
Mar-01             17,496          17,117              16,289            16,398              16,527            18,284
Jun-01             17,567          17,175              16,353            16,431              16,560            18,361
Sep-01             18,458          18,032              17,177            17,195              17,330            19,273
Dec-01             18,438          17,981              17,122            17,108              17,257            19,247
Mar-02             18,423          17,955              17,089            17,058              17,191            19,196

                        FOR PERIOD ENDING MARCH 31, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                     1 Year   3 Year   5 Year   From Inception
                                     ------   ------   ------   --------------
  Institutional Class                 5.30%    6.44%    6.97%        6.33%
  Service Class                       4.89%    6.09%    6.64%        6.06%
  Investor A Class (Load Adjusted)    0.70%    4.59%    5.65%        5.53%
  Investor A Class (NAV)              4.90%    6.01%    6.51%        5.97%
  Investor B Class (Load Adjusted)    0.47)%   4.09%    5.36%        5.52%
  Investor B Class (NAV)              4.03%    5.16%    5.68%        5.52%
  Investor C Class (Load Adjusted)    3.03%    5.16%    5.68%        5.52%
  Investor C Class (NAV)              4.03%    5.16%    5.68%        5.52%
--------------------------------------------------------------------------------
The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/11/92; Service Shares, 7/29/93; Investor C Shares, 10/8/96; and Investor B Shares, 10/11/96. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                           INTERMEDIATE BOND PORTFOLIO

TOTAL NET ASSETS (3/31/02): $961.4 MILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING ONLY IN SECURITIES RATED INVESTMENT GRADE ("BBB" OR HIGHER) AT THE TIME OF PURCHASE BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO WILL MAINTAIN AN AVERAGE DURATION OF +/- 20% OF THE BENCHMARK AND, IN ADDITION, WILL HAVE A DOLLAR-WEIGHTED AVERAGE MATURITY BETWEEN 3 AND 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o THE YIELD ON THE 5-YEAR TREASURY ROSE FROM 3.80% ON SEPTEMBER 30, 2001 TO 4.84% ON MARCH 31, 2002 AS MORE EVIDENCE EMERGED OF A STRONGER THAN EXPECTED ECONOMIC RECOVERY AND THE FEDERAL OPEN MARKET COMMITTEE SHIFTED THEIR BIAS FROM WEAK TO NEUTRAL. DURING THIS PERIOD, THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX RETURNED -0.41%, AS CORPORATES PARTIALLY OFFSET THE WEAKNESS IN THE TREASURY AND AGENCY MARKETS.
     o THROUGHOUT THE PERIOD WE WERE UNDERWEIGHT TREASURIES, WHICH WAS THE WEAKEST PERFORMING FIXED INCOME SECTOR. TOWARD THE END OF THE PERIOD, WE SELECTIVELY ADDED TREASURIES ON THE BELIEF THAT THE MARKET HAS AGGRESSIVELY PRICED IN AN ECONOMIC REBOUND AND THAT TREASURIES ARE CURRENTLY PRICED AT ATTRACTIVE LEVELS.
     o AS MORTGAGE REFINANCING SPIKED TO RECORD LEVELS IN THE FOURTH QUARTER, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND 15-YEAR PASS-THROUGHS. DURING THE FIRST HALF OF THE PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS AS INSTABILITY AND RECORD LEVELS OF REFINANCING HURT THOSE BONDS. ALTHOUGH THE 30-YEAR OUTPERFORMED OVER THE LATTER HALF OF THE PERIOD, WE MAINTAINED A CORE POSITION IN LOWER COUPONS AND 15-YEAR PASS-THROUGHS AS REDUCED PREPAYMENT RISK ASSOCIATED WITH THESE SECURITIES CONTINUED TO ENTICE BORROWERS. THE PORTFOLIO WAS ALSO OVERWEIGHT ASSET-BACKED SECURITIES RELATIVE TO THE BENCHMARK, WHICH BENEFITED PERFORMANCE AS AUTOMOBILES OUTPERFORMED WITHIN THAT SECTOR. EXPOSURE TO COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS) ALSO BENEFITED PERFORMANCE. CMBS SIGNIFICANTLY OUTPACED TREASURIES OVER THE PERIOD, AND WE ARE NOW TAKING SOME PROFITS IN THE SECTOR.
     o FOR MUCH OF THE PERIOD, WE REMAINED CAUTIOUS ON CORPORATES. THE CORPORATE MARKET WAS CHALLENGED BY ACCUSATIONS OF ACCOUNTING IRREGULARITIES, EARNINGS QUALITY ISSUES, OFF-BALANCE SHEET FINANCING RISKS AND VOLATILE EQUITY AND TREASURY MARKETS. OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS. THIS FOCUSED SECURITY SELECTION POSITIVELY IMPACTED PERFORMANCE OVER THE LATTER HALF OF THE PERIOD. ALTHOUGH IT SEEMS THAT EXPECTATIONS OF A STRONG NEAR-TERM ECONOMIC RECOVERY FUELED THE RECENT RALLY IN THE CORPORATE MARKET, WE FEEL THAT THE TURNAROUND WILL BE MORE GRADUAL, AND WE WILL LOOK TO SELECTIVELY ADD TO OUR ALLOCATION WHILE MAINTAINING OUR HIGH QUALITY BIAS.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND
  PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX FROM
                 INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                                     Lehman Brothers
                                                                                                                       Intermediate
                                                                                                                       Government/
           Institutional Class  Service Class  Investor A Class  Investor B Class  Investor C Class  BlackRock Class   Credit Index
Sept. 17, 1993   $10,000           $10,000          $ 9,600          $10,000            $10,000          $10,000         $10,000
Dec-93             9,954             9,945            9,610            9,945              9,945            9,954          10,037
Mar-94             9,675             9,660            9,547            9,660              9,660            9,675           9,833
Jun-94             9,592             9,572            9,274            9,572              9,572            9,592           9,774
Sep-94             9,655             9,628            9,188            9,626              9,626            9,655           9,854
Dec-94             9,644             9,611            9,241            9,610              9,610            9,644           9,843
Mar-95            10,044            10,003            9,225           10,002             10,002           10,044          10,274
Jun-95            10,498            10,447            9,601           10,441             10,441           10,498          10,788
Sep-95            10,696            10,636           10,023           10,620             10,620           10,696          10,965
Dec-95            11,051            10,983           10,194           10,965             10,965           11,051          11,349
Mar-96            10,966            10,890           10,526           10,878             10,878           10,966          11,255
Jun-96            11,046            10,962           10,442           10,945             10,945           11,046          11,325
Sep-96            11,241            11,147           10,506           11,125             11,125           11,241          11,526
Dec-96            11,527            11,422           10,679           11,394             11,394           11,527          11,809
Mar-97            11,522            11,408           10,938           11,375             11,375           11,522          11,247
Jun-97            11,863            11,737           10,920           11,712             11,712           11,863          11,579
Sep-97            12,184            12,047           11,243           12,016             12,016           12,184          11,891
Dec-97            12,403            12,255           11,534           12,217             12,217           12,403          12,145
Mar-98            12,601            12,440           11,728           12,391             12,391           12,601          12,334
Jun-98            12,825            12,652           11,923           12,573             12,573           12,825          12,566
Sep-98            13,257            13,070           12,310           12,958             12,958           13,262          13,130
Dec-98            13,282            13,084           12,319           12,942             12,942           13,293          13,168
Mar-99            13,354            13,146           12,372           12,973             12,973           13,370          13,143
Jun-99            13,298            13,090           12,305           12,880             12,880           13,319          13,092
Sep-99            13,403            13,214           12,418           12,991             12,991           13,428          13,212
Dec-99            13,414            13,214           12,413           12,961             12,961           13,581          13,219
Mar-00            13,642            13,429           12,596           13,142             13,142           13,818          13,417
Jun-00            13,889            13,663           12,810           13,339             13,339           14,073          13,644
Sep-00            14,325            14,082           13,212           13,717             13,733           14,521          14,037
Dec-00            14,850            14,589           13,682           14,193             14,209           15,075          14,556
Mar-01            15,358            15,076           14,134           14,619             14,634           15,579          15,049
Jun-01            15,447            15,153           14,185           14,660             14,675           15,676          15,150
Sep-01            16,218            15,897           14,876           15,346             15,344           16,464          15,847
Dec-01            16,170            15,838           14,830           15,254             15,268           16,421          15,860
Mar-02            16,212            15,867           14,850           15,246             15,260           16,471          15,825

                        FOR PERIOD ENDING MARCH 31, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                      1 Year  3 Year    5 Year   From Inception
                                      ------  ------    ------   --------------
BlackRock Class                        5.72%   6.84%     7.20%       5.90%
Institutional Class                    5.56%   6.68%     7.07%       5.83%
Service Class                          5.24%   6.36%     6.75%       5.51%
Investor A Class (Load Adjusted)       0.82%   4.75%     5.70%       4.88%
Investor A Class (NAV)                 5.07%   6.18%     6.57%       5.38%
Investor B Class (Load Adjusted)      (0.22)%  4.33%     5.61%       5.00%
Investor B Class (NAV)                 4.28%   5.39%     5.93%       5.00%
Investor C Class (Load Adjusted)       3.28%   5.43%     5.95%       5.01%
Investor C Class (NAV)                 4.28%   5.43%     5.95%       5.01%
--------------------------------------------------------------------------------
The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/17/93; Service Shares, 9/23/93; Investor A Shares, 5/20/94; Investor B Shares, 2/5/98; BlackRock Shares, 5/1/98 and Investor C Shares, 10/16/98. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                        CORE BOND TOTAL RETURN PORTFOLIO

TOTAL NET ASSETS (3/31/02): $1.9 BILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH
     PURSUES A TOTAL RETURN THAT EXCEEDS THAT OF THE BENCHMARK BY INVESTING PRIMARILY IN BONDS RATED INVESTMENT GRADE ("BBB" OR HIGHER) AT THE TIME OF PURCHASE BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO WILL MAINTAIN AN AVERAGE DURATION OF +/- 20% OF THE BENCHMARK AND MAY INVEST UP TO 10% OF ITS ASSETS IN BONDS OF FOREIGN ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o THE YIELD ON THE 10-YEAR TREASURY ROSE FROM 4.59% ON SEPTEMBER 30, 2001 TO 5.40% ON MARCH 31, 2002. DESPITE VOLATILITY IN TREASURIES, THE BROADER MARKET, AS MEASURED BY THE LEHMAN AGGREGATE, RETURNED 0.14%, LED BY CORPORATES, MORTGAGES AND COMMERCIAL MORTGAGE-BACKED SECURITIES.
     o THROUGHOUT THE PERIOD, WE WERE UNDERWEIGHT TREASURIES, THE WEAKEST PERFORMING FIXED INCOME SECTOR. STRONGER THAN EXPECTED ECONOMIC DATA COMBINED WITH THE FEDERAL OPEN MARKET COMMITTEE'S BIAS SHIFT FROM WEAK TO NEUTRAL LED RATES HIGHER WHILE THE YIELD CURVE FLATTENED. TOWARD THE END OF THE PERIOD, WE SELECTIVELY ADDED LONG-TERM TREASURIES ON THE BELIEF THAT TREASURIES ARE CURRENTLY PRICED AT ATTRACTIVE LEVELS.
     o AS MORTGAGE REFINANCING SPIKED TO RECORD LEVELS IN THE FOURTH QUARTER, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND 15-YEAR PASS-THROUGHS. DURING THE FIRST HALF OF THE PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS AS INSTABILITY AND RECORD LEVELS OF REFINANCING HURT THOSE BONDS. ALTHOUGH THE 30-YEAR OUTPERFORMED OVER THE LATTER HALF OF THE PERIOD, WE MAINTAINED A CORE POSITION IN LOWER COUPONS AND 15-YEAR PASS-THROUGHS AS REDUCED PREPAYMENT RISK ASSOCIATED WITH THESE SECURITIES CONTINUED TO ENTICE BORROWERS. THE PORTFOLIO WAS ALSO OVERWEIGHT ASSET-BACKED SECURITIES RELATIVE TO THE BENCHMARK, WHICH BENEFITED PERFORMANCE AS AUTOMOBILES OUTPERFORMED WITHIN THAT SECTOR.
     o FOR MUCH OF THE PERIOD, WE REMAINED CAUTIOUS ON CORPORATES. THE CORPORATE MARKET WAS CHALLENGED BY ACCUSATIONS OF ACCOUNTING IRREGULARITIES, EARNINGS QUALITY ISSUES, OFF-BALANCE SHEET FINANCING RISKS AND VOLATILE EQUITY AND TREASURY MARKETS. OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS. THIS FOCUSED SECURITY SELECTION POSITIVELY IMPACTED PERFORMANCE OVER THE LATTER HALF OF THE PERIOD. ALTHOUGH IT SEEMS THAT EXPECTATIONS OF A STRONG NEAR-TERM ECONOMIC RECOVERY FUELED THE RECENT RALLY IN THE CORPORATE MARKET, WE FEEL THAT THE TURNAROUND WILL BE MORE GRADUAL, AND WE WILL LOOK TO SELECTIVELY ADD TO OUR ALLOCATION WHILE MAINTAINING OUR HIGH QUALITY BIAS.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND TOTAL RETURN PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                                    Lehman Aggregate
        Institutional Class  Service Class  Investor A Class  Investor B Class   Investor C Class  BlackRock Class        Index
9-Dec-92      $10,000          $10,000           $ 9,600          $10,000            $10,000          $10,000            $10,000
Dec-92         10,033           10,033             9,631           10,033             10,033           10,033             10,192
Mar-93         10,416           10,416             9,999           10,416             10,416           10,416             10,487
Jun-93         10,688           10,688            10,261           10,688             10,688           10,688             10,751
Sep-93         11,021           11,021            10,581           11,021             11,021           11,021             11,010
Dec-93         11,005           11,005            10,565           11,005             11,005           11,005             11,123
Mar-94         10,715           10,715            10,286           10,715             10,715           10,715             10,574
Jun-94         10,612           10,612            10,188           10,612             10,612           10,612             10,760
Sep-94         10,695           10,695            10,267           10,695             10,695           10,695             10,605
Dec-94         10,749           10,749            10,319           10,749             10,749           10,749             10,866
Mar-95         11,269           11,269            10,818           11,269             11,269           11,269             11,349
Jun-95         11,931           11,931            11,453           11,931             11,931           11,931             11,848
Sep-95         12,166           12,166            11,680           12,166             12,166           12,166             12,265
Dec-95         12,703           12,703            12,195           12,703             12,703           12,703             12,707
Mar-96         12,405           12,399            11,900           12,396             12,396           12,405             12,329
Jun-96         12,473           12,466            11,957           12,432             12,432           12,473             12,503
Sep-96         12,722           12,706            12,182           12,642             12,642           12,722             12,980
Dec-96         13,157           13,134            12,584           13,035             13,035           13,157             13,120
Mar-97         13,121           13,088            12,534           12,940             12,940           13,121             13,007
Jun-97         13,563           13,523            13,026           13,604             13,604           13,564             13,484
Sep-97         14,002           13,950            13,432           14,003             14,003           14,009             13,932
Dec-97         14,348           14,283            13,748           14,305             14,305           14,360             14,342
Mar-98         14,580           14,503            13,954           14,493             14,493           14,599             14,562
Jun-98         14,926           14,836            14,268           14,791             14,791           14,950             14,903
Sep-98         15,483           15,377            14,783           15,297             15,297           15,514             15,534
Dec-98         15,520           15,403            14,801           15,287             15,287           15,557             15,586
Mar-99         15,498           15,371            14,762           15,219             15,219           15,542             15,507
Jun-99         15,346           15,220            14,600           15,024             15,020           15,353             15,370
Sep-99         15,457           15,319            14,687           15,086             15,081           15,469             15,475
Dec-99         15,423           15,275            14,637           15,008             15,003           15,443             15,433
Mar-00         15,808           15,646            14,986           15,338             15,333           15,837             15,774
Jun-00         16,080           15,902            15,209           15,537             15,532           16,115             16,047
Sep-00         16,582           16,388            15,684           15,992             15,988           16,625             16,530
Dec-00         17,307           17,092            16,350           16,624             16,637           17,358             17,226
Mar-01         17,824           17,590            16,836           17,088             17,082           17,882             17,750
Jun-01         17,845           17,597            16,836           17,055             17,067           17,911             17,849
Sep-01         18,745           18,469            17,662           17,862             17,873           18,820             18,672
Dec-01         18,726           18,438            17,625           17,809             17,801           18,809             18,681
Mar-02         18,734           18,431            17,611           17,760             17,753           18,824             18,698

                        FOR PERIOD ENDING MARCH 31, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                        1 Year   3 Year   5 Year  From Inception
                                        ------   ------   ------  --------------
  BlackRock Class                       5.26%    6.69%    7.54%       7.06%
  Institutional Class                   5.10%    6.53%    7.38%       6.98%
  Service Class                         4.79%    6.21%    7.06%       6.77%
  Investor A Class (Load Adjusted)      0.39%    4.64%    6.02%       6.20%
  Investor A Class (NAV)                4.61%    6.07%    6.90%       6.66%
  Investor B Class (Load Adjusted)     (0.56)%   4.22%    5.78%       6.15%
  Investor B Class (NAV)                3.94%    5.28%    6.10%       6.15%
  Investor C Class (Load Adjusted)      2.94%    5.28%    6.11%       6.14%
  Investor C Class (NAV)                3.94%    5.28%    6.11%       6.14%
--------------------------------------------------------------------------------
The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 12/9/92; Service Shares, 1/12/96; Investor A Shares, 1/31/96; Investor B Shares, 3/18/96; Investor C Shares, 2/28/97; and BlackRock Shares, 5/1/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                        CORE PLUS TOTAL RETURN PORTFOLIO

TOTAL NET ASSETS (3/31/02): $62.3 MILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH
     PURSUES A TOTAL RETURN THAT EXCEEDS THAT OF THE BENCHMARK BY INVESTING PRIMARILY IN BONDS RATED INVESTMENT GRADE ("BBB" OR HIGHER) BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO WILL MAINTAIN AN AVERAGE DURATION OF +/- 20% OF THE BENCHMARK AND MAY INVEST UP TO 20% OF ITS ASSETS IN ANY COMBINATION OF NON-INVESTMENT GRADE BONDS ("BB" OR LOWER), BONDS DENOMINATED IN FOREIGN CURRENCIES AND BONDS OF FOREIGN (INCLUDING EMERGING MARKET) ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o THE YIELD ON THE 10-YEAR TREASURY ROSE FROM 5.17% ON DECEMBER 7, 2001 (THE INCEPTION OF THE PORTFOLIO) TO 5.40% ON MARCH 31, 2002. DESPITE VOLATILITY IN TREASURIES, THE BROADER MARKET, AS MEASURED BY THE LEHMAN AGGREGATE, RETURNED 0.95%, LED BY CORPORATES, MORTGAGES AND COMMERCIAL MORTGAGE-BACKED SECURITIES.
     o FOR MUCH OF THE PERIOD, WE REMAINED CAUTIOUS ON CORPORATES. THE CORPORATE MARKET WAS CHALLENGED BY ACCUSATIONS OF ACCOUNTING IRREGULARITIES, EARNINGS QUALITY ISSUES, OFF-BALANCE SHEET FINANCING RISKS AND VOLATILE EQUITY AND TREASURY MARKETS. OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS. THIS FOCUSED SECURITY SELECTION POSITIVELY IMPACTED PERFORMANCE OVER THE LATTER HALF OF THE PERIOD. ALTHOUGH IT SEEMS THAT EXPECTATIONS OF A STRONG NEAR-TERM ECONOMIC RECOVERY FUELED THE RECENT RALLY IN THE CORPORATE MARKET, WE FEEL THAT THE TURNAROUND WILL BE MORE GRADUAL, AND WE WILL LOOK TO SELECTIVELY ADD TO OUR ALLOCATION WHILE MAINTAINING OUR HIGH QUALITY BIAS.
     o DESPITE ITS CAUTION IN INVESTMENT GRADE CORPORATES, THE PORTFOLIO MAINTAINED EXPOSURE RELATIVE TO THE BENCHMARK IN THE HIGH YIELD AND EMERGING MARKET SECTORS. WITH CONTINUED ECONOMIC DATA POINTING TOWARDS SIGNS OF RECOVERY, RISKIER INVESTMENTS SUCH AS HIGH YIELD AND EMERGING MARKETS OUTPERFORMED TREASURIES IN ANTICIPATION OF A HEALTHIER BUSINESS ENVIRONMENT AND REDUCED DEFAULT RISK. MORE RECENTLY, WE HAVE REDUCED HOLDINGS IN THESE TWO SECTORS TO REFLECT OUR BELIEF THAT A RECOVERY IS NOW LARGELY PRICED INTO THE MARKET.
     o THE PORTFOLIO FINISHED THE PERIOD UNDERWEIGHT TREASURIES, THE WEAKEST PERFORMING FIXED INCOME SECTOR. STRONGER THAN EXPECTED ECONOMIC DATA COMBINED WITH THE FEDERAL OPEN MARKET COMMITTEE'S BIAS SHIFT FROM WEAK TO NEUTRAL LED RATES HIGHER WHILE THE YIELD CURVE FLATTENED. TOWARD THE END OF THE PERIOD, WE SELECTIVELY ADDED LONG-TERM TREASURIES ON THE BELIEF THAT TREASURIES ARE CURRENTLY PRICED AT ATTRACTIVE LEVELS.
     o AS MORTGAGE REFINANCING SPIKED TO RECORD LEVELS IN THE FOURTH QUARTER, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND 15-YEAR PASS-THROUGHS. DURING THE FIRST HALF OF THE PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS AS INSTABILITY AND RECORD LEVELS OF REFINANCING HURT THOSE BONDS. ALTHOUGH THE 30-YEAR OUTPERFORMED OVER THE LATTER HALF OF THE PERIOD, WE MAINTAINED A CORE POSITION IN LOWER COUPONS AND 15-YEAR PASS-THROUGHS AS REDUCED PREPAYMENT RISK ASSOCIATED WITH THESE SECURITIES CONTINUED TO ENTICE BORROWERS. THE PORTFOLIO WAS SLIGHTLY UNDERWEIGHT ASSET-BACKED SECURITIES, BUT BENEFITED FROM ITS OVERWEIGHT WITHIN THE AUTOMOBILE INDUSTRY.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE PLUS TOTAL RETURN PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT
                          EACH MONTH END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                                    Lehman Aggregate
        Institutional Class  Service Class   Investor A Class   Investor B Class  Investor C Class  BlackRock Class       Index
12/7/01       $10,000           $10,000           $ 9,550           $10,000           $10,000          $10,000           $10,000
12/31/01       10,099            10,098             9,645            10,099            10,099           10,099            10,086
1/31/02        10,171            10,186             9,713            10,171            10,171           10,175            10,168
2/28/02        10,270            10,290             9,796            10,261            10,261           10,276            10,266
3/31/02        10,061            10,078             9,602             9,600             9,951           10,078            10,096

                        FOR PERIOD ENDING MARCH 31, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                                     From Inception
                                                    ----------------
  BlackRock Class                                        0.78%
  Institutional Class                                    0.61%
  Service Class                                          0.76%
  Investor A Class (Load Adjusted)                      (3.52)%
  Investor A Class (NAV)                                 0.53%
  Investor B Class (Load Adjusted)                      (3.99)%
  Investor B Class (NAV)                                 0.51%
  Investor C Class (Load Adjusted)                      (0.50)%
  Investor C Class (NAV)                                 0.51%
--------------------------------------------------------------------------------
The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: BlackRock Shares; Institutional Shares; Service Shares; Investor A Shares; Investor B Shares; and Investor C Shares, 12/7/01. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                           GOVERNMENT INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/02): $55.9 MILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES BONDS WITH MATURITIES RANGING FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o THE YIELD ON THE 10-YEAR TREASURY ROSE FROM 4.59% ON SEPTEMBER 30, 2001 TO 5.40% ON MARCH 31, 2002. DURING THIS PERIOD, THE LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX EXPERIENCED NEGATIVE RETURNS ON WEAKNESS IN THE TREASURY AND AGENCY MARKETS.
     o THROUGHOUT THE PERIOD, THE PORTFOLIO WAS UNDERWEIGHT TREASURIES, THE WEAKEST PERFORMING FIXED INCOME SECTOR. STRONGER THAN EXPECTED ECONOMIC DATA COMBINED WITH THE FEDERAL OPEN MARKET COMMITTEE'S BIAS SHIFT FROM WEAK TO NEUTRAL LED RATES HIGHER WHILE THE YIELD CURVE FLATTENED. TOWARD THE END OF THE PERIOD, WE SELECTIVELY ADDED LONG-TERM TREASURIES ON THE BELIEF THAT TREASURIES ARE CURRENTLY PRICED AT ATTRACTIVE LEVELS.
     o AS MORTGAGE REFINANCING SPIKED TO RECORD LEVELS IN THE FOURTH QUARTER, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND 15-YEAR PASS-THROUGHS. DURING THE FIRST HALF OF THE PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS AS INSTABILITY AND RECORD LEVELS OF REFINANCING HURT THOSE BONDS. ALTHOUGH THE 30-YEAR OUTPERFORMED OVER THE LATTER HALF OF THE PERIOD, WE MAINTAINED A CORE POSITION IN LOWER COUPONS AND 15-YEAR PASS-THROUGHS AS REDUCED PREPAYMENT RISK ASSOCIATED WITH THESE SECURITIES CONTINUED TO ENTICE BORROWERS. TOWARDS THE END OF THE PERIOD WE TOOK PROFITS IN MORTGAGES, WHICH HAD OUTPERFORMED OVER THE LATTER HALF OF THE PERIOD, IN FAVOR OF TREASURIES, WHICH ARE NOW MORE ATTRACTIVELY PRICED WITH MARKET EXPECTATIONS OF A 3.50% FEDERAL FUNDS RATE AT YEAR-END.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME
     PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR
       TREASURY INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                Lehman Brothers Mortgage Index/Merrill Lynch
            Investor A Class  Investor B Class     Investor C Class            10 Year Treasury Index
3-Oct-94         $ 9,550         $10,000               $10,000                       $10,000
Dec-94             9,541           9,975                 9,975                        10,037
Mar-95            10,024          10,462                10,462                        10,588
Jun-95            10,718          11,168                11,168                        11,335
Sep-95            10,912          11,350                11,350                        11,537
Dec-95            11,353          11,793                11,793                        12,059
Mar-96            11,132          11,536                11,536                        11,779
Jun-96            11,156          11,540                11,540                        11,887
Sep-96            11,393          11,766                11,766                        12,108
Dec-96            11,740          12,101                12,101                        12,497
Mar-97            11,713          12,052                12,052                        12,368
Jun-97            12,171          12,499                12,499                        12,502
Sep-97            12,588          12,904                12,904                        12,906
Dec-97            12,975          13,277                13,277                        13,212
Mar-98            13,182          13,464                13,464                        13,410
Jun-98            13,510          13,774                13,774                        13,641
Sep-98            13,988          14,235                14,235                        14,002
Dec-98            14,012          14,233                14,233                        13,281
Mar-99            13,894          14,086                14,086                        13,132
Jun-99            13,693          13,855                13,855                        12,889
Sep-99            13,793          13,930                13,930                        12,973
Dec-99            13,696          13,531                13,807                        12,842
Mar-00            13,992          13,522                14,079                        13,188
Jun-00            14,299          13,792                14,361                        13,432
Sep-00            14,812          14,118                14,835                        13,786
Dec-00            15,538          14,783                15,550                        14,509
Mar-01            15,980          15,177                15,948                        14,843
Jun-01            15,944          15,113                15,881                        14,754
Sep-01            17,055          16,138                16,943                        15,589
Dec-01            16,958          16,000                16,814                        15,418
Mar-02            16,948          15,960                16,772                        15,340

                        FOR PERIOD ENDING MARCH 31, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                       1 Year   3 Year   5 Year   From Inception
                                       ------   ------   ------   --------------
  Investor A Class (Load Adjusted)     1.25%    5.20%    6.67%        7.30%
  Investor A Class (NAV)               6.05%    6.84%    7.67%        7.96%
  Investor B Class (Load Adjusted)     0.66%    4.97%    6.54%        7.16%
  Investor B Class (NAV)               5.16%    6.01%    6.85%        7.16%
  Investor C Class (Load Adjusted)     4.17%    5.98%    6.83%        7.14%
  Investor C Class (NAV)               5.17%    5.98%    6.83%        7.14%
--------------------------------------------------------------------------------
The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 10/3/94; Investor B Shares, 10/3/94; and Investor C Shares, 2/28/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                                 GNMA PORTFOLIO

TOTAL NET ASSETS (3/31/02): $206.1 MILLION

PERFORMANCE BENCHMARK
     LEHMAN GNMA INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMAS"), AS WELL AS OTHER U.S. GOVERNMENT SECURITIES RATED AAA BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES BONDS WITH MATURITIES RANGING FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o THE YIELD ON THE 5-YEAR TREASURY ROSE FROM 3.80% ON SEPTEMBER 30, 2001 TO 4.84% ON MARCH 31, 2002 AS MORE EVIDENCE EMERGED OF A STRONGER THAN EXPECTED ECONOMIC RECOVERY AND THE FEDERAL OPEN MARKET COMMITTEE SHIFTED THEIR BIAS FROM WEAK TO NEUTRAL. DURING THE PERIOD, THE LEHMAN GNMA INDEX RETURNED 1.25% WITH GNMA 15-YEARS SLIGHTLY OUTPERFORMING 30-YEARS.
     o AS MORTGAGE REFINANCING SPIKED TO RECORD LEVELS IN THE FOURTH QUARTER, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND 15-YEAR PASS-THROUGHS. DURING THE FIRST HALF OF THE PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS AS INSTABILITY AND RECORD LEVELS OF REFINANCING HURT THOSE BONDS. EXPOSURE TO GNMA 15-YEAR PASS-THROUGHS CONTRIBUTED POSITIVELY TO PERFORMANCE WITH THESE BONDS OUTPERFORMING IN THE MORTGAGE SECTOR. WE CONTINUE TO MAINTAIN A CORE HOLDING IN LOWER COUPONS AS PRODUCTION REMAINS HIGH AND PREPAYMENTS OF 6.50% AND 7.00% COUPONS ARE DOWN CONSIDERABLY FROM THE PACE AT THE ONSET OF THE PERIOD. THE LEHMAN GNMA INDEX OUTPACED BOTH THE FNMA AND FHLMC INDICES AS THEY EXPERIENCED FEWER PREPAYMENTS DURING THE PERIOD. ALSO, AN ONGOING ISSUE IN THE MORTGAGE MARKET IS THE POTENTIAL DISCONTINUATION OF GOVERNMENT BACKING FOR FNMA AND FHLMC, WHICH WOULD BENEFIT GNMA SECURITIES.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA PORTFOLIO AND THE LEHMAN GNMA INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Institutional Class  Service Class Investor A Class   Investor B Class   Investor C Class   Lehman GNMA Index
1-Sep-86       $10,000          $10,000          $ 9,550           $10,000            $10,000          $10,000
Dec-86          10,296           10,289            9,822            10,265             10,265           10,357
Mar-87          10,411           10,396            9,919            10,348             10,348           10,588
Jun-87          10,251           10,228            9,756            10,158             10,158           10,450
Sep-87          10,265           10,234            9,757            10,141             10,141           10,191
Dec-87          10,407           10,368            9,880            10,250             10,250           10,801
Mar-88          10,684           10,636           10,132            10,491             10,491           11,256
Jun-88          10,883           10,826           10,308            10,654             10,654           11,461
Sep-88          11,009           10,943           10,415            10,744             10,744           11,719
Dec-88          11,149           11,074           10,536            10,848             10,848           11,754
Mar-89          11,192           11,109           10,564            10,857             10,857           11,888
Jun-89          11,633           11,537           10,967            11,250             11,250           12,865
Sep-89          11,673           11,569           10,992            11,255             11,255           13,052
Dec-89          12,063           11,947           11,347            11,596             11,596           13,597
Mar-90          12,170           12,044           11,434            11,664             11,664           13,593
Jun-90          12,350           12,213           11,590            11,800             11,800           14,109
Sep-90          12,473           12,325           11,691            11,881             11,881           14,285
Dec-90          13,090           12,925           12,255            12,431             12,431           15,036
Mar-91          13,442           13,262           12,570            12,727             12,727           15,498
Jun-91          13,652           13,460           12,751            12,887             12,887           15,801
Sep-91          14,417           14,204           13,451            13,569             13,569           16,659
Dec-91          15,188           14,952           14,153            14,251             14,251           17,448
Mar-92          14,951           14,708           13,916            13,986             13,986           17,314
Jun-92          15,594           15,329           14,498            14,544             14,544           17,998
Sep-92          16,125           15,839           14,974            14,994             14,994           18,562
Dec-92          16,208           15,908           15,033            15,024             15,024           18,741
Mar-93          16,824           16,501           15,586            15,549             15,549           19,275
Jun-93          17,214           16,871           15,929            15,861             15,861           19,636
Sep-93          17,430           17,070           16,111            16,042             16,012           19,785
Dec-93          17,481           17,108           16,140            16,071             16,010           19,974
Mar-94          16,843           16,470           15,531            15,465             15,378           19,491
Jun-94          16,658           16,278           15,343            15,278             15,163           19,384
Sep-94          16,743           16,348           15,403            15,337             15,193           19,544
Dec-94          16,863           16,453           15,495            15,429             15,256           19,674
Mar-95          17,811           17,365           16,348            16,278             16,065           20,712
Jun-95          18,849           18,364           17,281            17,207             16,950           21,807
Sep-95          19,228           18,718           17,608            17,533             17,239           22,294
Dec-95          19,853           19,313           18,159            18,081             17,745           23,029
Mar-96          19,692           19,142           17,990            17,913             17,548           22,957
Jun-96          19,829           19,261           18,094            18,017             17,617           23,120
Sep-96          20,211           19,617           18,420            18,341             17,901           23,606
Dec-96          20,790           20,164           18,927            18,846             18,359           24,303
Mar-97          20,814           20,172           18,927            18,846             18,324           24,335
Jun-97          21,606           20,924           19,625            19,541             18,964           25,284
Sep-97          22,280           21,561           20,214            20,127             19,497           26,029
Dec-97          22,672           21,924           20,545            20,457             19,779           26,620
Mar-98          22,888           22,116           20,716            20,627             19,907           27,051
Jun-98          23,384           22,574           21,136            21,046             20,277           27,509
Sep-98          23,922           23,077           21,599            21,507             20,682           28,212
Dec-98          24,192           23,322           21,817            21,683             20,852           28,463
Mar-99          24,379           23,485           21,959            21,783             20,948           28,747
Jun-99          24,600           23,680           22,133            21,914             21,074           29,009
Sep-99          24,320           23,393           21,856            21,598             20,770           28,887
Dec-99          24,259           23,318           21,775            21,479             20,656           29,011
Mar-00          24,781           23,801           22,217            21,875             21,036           29,577
Jun-00          25,385           24,363           22,733            22,340             21,461           30,204
Sep-00          26,190           25,116           23,403            22,979             22,077           31,110
Dec-00          27,136           26,002           24,318            23,738             22,805           32,233
Mar-01          27,955           26,769           25,023            24,383             23,426           33,104
Jun-01          28,215           27,026           25,226            24,535             23,573           33,531
Sep-01          29,550           28,226           26,384            25,619             24,615           34,818
Dec-01          29,830           28,475           26,629            25,783             24,775           34,882
Mar-02          30,167           28,774           26,896            25,994             24,978           35,255

                                     FOR PERIOD ENDING MARCH 31, 2002
------------------------------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN

                                       1 Year      3 Year      5 Year       10 Year     From Inception
                                       ------      ------      ------      --------     --------------
  Institutional Class                  7.91%        7.36%      8.01%        7.42%           8.04%
  Service Class                        7.49%        7.01%      7.66%        7.08%           7.70%
  Investor A Class (Load Adjusted)     3.18%        5.53%      6.70%        6.52%           7.19%
  Investor A Class (NAV)               7.49%        6.99%      7.58%        6.95%           7.56%
  Investor B Class (Load Adjusted)     2.11%        5.02%      6.40%        6.12%           6.73%
  Investor B Class (NAV)               6.61%        6.07%      6.71%        6.12%           6.73%
  Investor C Class (Load Adjusted)     5.62%        6.04%      6.69%        6.11%           6.72%
  Investor C Class (NAV)               6.62%        6.04%      6.69%        6.11%           6.72%
------------------------------------------------------------------------------------------------------

In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the GNMA Portfolio was established to receive the assets of the GNMA Fund of PNC Bank. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the GNMA Fund for periods prior to the CTF Conversion.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                            MANAGED INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/02): $1.3 BILLION

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES RATED INVESTMENT GRADE ("BBB" OR HIGHER) BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO WILL MAINTAIN AN AVERAGE DURATION OF +/- 20% OF THE BENCHMARK AND MAY INVEST UP TO 10% OF ITS ASSETS IN BONDS OF FOREIGN ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o THE YIELD ON THE 10-YEAR TREASURY ROSE FROM 4.59% ON SEPTEMBER 30, 2001 TO 5.40% ON MARCH 31, 2002. DESPITE VOLATILITY IN TREASURIES, THE BROADER MARKET, AS MEASURED BY THE LEHMAN AGGREGATE, RETURNED 0.14% LED BY CORPORATES, MORTGAGES AND COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS).
     o DURING THE PERIOD, WE MAINTAINED OVERWEIGHTS IN PRODUCTS THAT OFFERED ATTRACTIVE YIELDS RELATIVE TO TREASURIES, SUCH AS THE MORTGAGE AND ASSET-BACKED SECTORS. AS MORTGAGE REFINANCING SPIKED TO RECORD LEVELS IN THE FOURTH QUARTER, THE PORTFOLIO WAS POSITIONED TO MINIMIZE PREPAYMENT AND EXTENSION RISK WITH AN OVERWEIGHT IN LOWER COUPON MORTGAGES AND 15-YEAR PASS-THROUGHS. DURING THE FIRST HALF OF THE PERIOD, YIELDS ON MORTGAGE-BACKED SECURITIES WERE EXCEPTIONALLY VOLATILE. LOWER COUPON MORTGAGES OUTPERFORMED HIGHER COUPONS AS INSTABILITY AND RECORD LEVELS OF REFINANCING HURT THOSE BONDS. ALTHOUGH THE 30-YEAR OUTPERFORMED OVER THE LATTER HALF OF THE PERIOD, WE MAINTAINED A CORE POSITION IN LOWER COUPONS AND 15-YEAR PASS-THROUGHS AS REDUCED PREPAYMENT RISK ASSOCIATED WITH THESE SECURITIES CONTINUED TO ENTICE BORROWERS. THE PORTFOLIO WAS ALSO OVERWEIGHT ASSET-BACKED SECURITIES RELATIVE TO THE BENCHMARK, WHICH BENEFITED PERFORMANCE AS AUTOMOBILES OUTPERFORMED WITHIN THAT SECTOR. EXPOSURE TO CMBS ALSO BENEFITED PERFORMANCE AS THEY OUTPERFORMED TREASURIES BY OVER 180 BASIS POINTS.
     o FOR MUCH OF THE PERIOD, WE REMAINED CAUTIOUS ON CORPORATES. THE CORPORATE MARKET WAS CHALLENGED BY ACCUSATIONS OF ACCOUNTING IRREGULARITIES, EARNINGS QUALITY ISSUES, OFF-BALANCE SHEET FINANCING RISKS AND VOLATILE EQUITY AND TREASURY MARKETS. OUR SELECTION OF CORPORATES FOCUSED ON HIGH QUALITY, LIQUID COMPANIES WITH STRONG CREDIT FUNDAMENTALS. THIS FOCUSED SECURITY SELECTION POSITIVELY IMPACTED PERFORMANCE OVER THE LATTER HALF OF THE PERIOD. ALTHOUGH IT SEEMS THAT EXPECTATIONS OF A STRONG NEAR-TERM ECONOMIC RECOVERY FUELED THE RECENT RALLY IN THE CORPORATE MARKET, WE FEEL THAT THE TURNAROUND WILL BE MORE GRADUAL, AND WE WILL LOOK TO SELECTIVELY ADD TO OUR ALLOCATION WHILE MAINTAINING OUR HIGH QUALITY BIAS.
     o THROUGHOUT THE PERIOD, WE WERE UNDERWEIGHT TREASURIES, THE WEAKEST PERFORMING FIXED INCOME SECTOR. STRONGER THAN EXPECTED ECONOMIC DATA COMBINED WITH THE FEDERAL OPEN MARKET COMMITTEE'S BIAS SHIFT FROM WEAK TO NEUTRAL LED RATES HIGHER WHILE THE YIELD CURVE FLATTENED. TOWARD THE END OF THE PERIOD, WE SELECTIVELY ADDED LONG-TERM TREASURIES ON THE BELIEF THAT TREASURIES ARE CURRENTLY PRICED AT ATTRACTIVE LEVELS.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME
    PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional Class  Service Class   Investor A Class  Investor B Class  Investor C Class  Lehman Brothers Aggregate Index
Nov. 1, 1989   $10,000           $10,000            $ 9,550          $10,000            $10,000                $10,000
Dec-89          10,105            10,105              9,650           10,000             10,000                 10,027
Mar-90          10,004            10,004              9,554            9,900              9,900                  9,946
Jun-90          10,306            10,306              9,843           10,199             10,199                 10,309
Sep-90          10,380            10,380              9,913           10,272             10,272                 10,397
Dec-90          10,943            10,943             10,451           10,830             10,830                 10,923
Mar-91          11,161            11,161             10,659           11,045             11,045                 11,227
Jun-91          11,259            11,259             10,752           11,142             11,142                 11,411
Sep-91          11,910            11,910             11,374           11,786             11,786                 12,059
Dec-91          12,580            12,580             12,014           12,449             12,449                 12,671
Mar-92          12,290            12,290             11,737           12,162             12,162                 12,509
Jun-92          12,749            12,749             12,175           12,617             12,617                 13,014
Sep-92          13,316            13,316             12,717           13,177             13,177                 13,574
Dec-92          13,323            13,323             12,724           13,185             13,185                 13,609
Mar-93          14,022            14,022             13,391           13,876             13,876                 14,172
Jun-93          14,457            14,457             13,806           14,306             14,306                 14,549
Sep-93          14,935            14,940             14,263           14,780             14,780                 14,928
Dec-93          14,881            14,862             14,186           14,701             14,701                 14,936
Mar-94          14,370            14,343             13,690           14,186             14,186                 14,507
Jun-94          14,110            14,079             13,422           13,909             13,909                 14,357
Sep-94          14,145            14,104             13,440           13,927             13,927                 14,445
Dec-94          14,215            14,166             13,492           13,981             13,981                 14,500
Mar-95          14,894            14,835             14,122           14,634             14,634                 15,231
Jun-95          15,744            15,671             14,909           15,449             15,449                 16,159
Sep-95          16,022            15,935             15,153           15,702             15,702                 16,477
Dec-95          16,701            16,602             15,778           16,350             16,350                 17,179
Mar-96          16,369            16,260             15,443           16,003             16,003                 16,872
Jun-96          16,437            16,315             15,490           16,051             16,051                 16,969
Sep-96          16,716            16,580             15,734           16,304             16,304                 17,281
Dec-96          17,277            17,123             16,243           16,831             16,831                 17,800
Mar-97          17,227            17,060             16,177           16,762             16,762                 17,701
Jun-97          17,848            17,663             16,740           17,346             17,346                 18,351
Sep-97          18,432            18,228             17,267           17,892             17,892                 18,960
Dec-97          18,913            18,689             17,697           18,338             18,338                 19,517
Mar-98          19,189            18,949             17,936           18,585             18,585                 19,818
Jun-98          19,692            19,432             18,384           19,050             19,050                 20,282
Sep-98          20,137            19,856             18,778           19,457             19,457                 21,140
Dec-98          20,292            19,993             18,900           19,582             19,582                 21,212
Mar-99          20,304            19,989             18,888           19,570             19,570                 21,103
Jun-99          20,097            19,769             18,673           19,312             19,312                 20,918
Sep-99          20,252            19,907             18,796           19,402             19,402                 21,060
Dec-99          20,169            19,810             18,697           19,265             19,265                 21,003
Mar-00          20,604            20,212             19,039           19,619             19,579                 21,467
Jun-00          20,959            20,545             19,364           19,896             19,835                 21,839
Sep-00          21,640            21,199             19,951           20,483             20,420                 22,496
Dec-00          22,577            22,100             20,811           21,304             21,241                 23,443
Mar-01          23,279            22,769             21,433           21,900             21,817                 24,156
Jun-01          23,353            22,824             21,476           21,903             21,819                 24,291
Sep-01          24,540            23,965             22,520           22,947             22,840                 25,411
Dec-01          24,535            23,944             22,490           22,874             22,767                 25,422
Mar-02          24,503            23,893             22,434           22,773             22,667                 25,446

                                       FOR PERIOD ENDING MARCH 31, 2002
-------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN

                                              1 Year      3 Year      5 Year       10 Year     From Inception
                                              ------      ------      ------      --------     --------------
  Institutional Class                         5.25%        6.46%      7.29%        7.08%           7.48%
  Service Class                               4.94%        6.14%      6.97%        6.87%           7.26%
  Investor A Class (Load Adjusted)           (0.07)%       4.36%      5.82%        6.15%           6.73%
  Investor A Class (NAV)                      4.66%        5.96%      6.79%        6.65%           7.13%
  Investor B Class (Load Adjusted)           (0.52)%       4.11%      5.76%        6.35%           6.84%
  Investor B Class (NAV)                      3.98%        5.18%      6.07%        6.35%           6.84%
  Investor C Class (Load Adjusted)            2.89%        5.01%      5.97%        6.30%           6.80%
  Investor C Class (NAV)                      3.89%        5.01%      5.97%        6.30%           6.80%
-------------------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 2/5/92; Service Shares, 7/29/93; Investor B Shares, 7/15/97; and Investor C Shares, 11/22/99. See "Note on Performance Information" on page 12 for further information on how performance data was calculated. The comparative index from previous years has changed from the Salomon Broad Investment Grade Index to the Lehman Aggregate to more accurately reflect the type of holdings of Managed Income.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                          INTERNATIONAL BOND PORTFOLIO

TOTAL NET ASSETS (3/31/02): $136.3 MILLION

PERFORMANCE BENCHMARK
     SALOMON SMITH BARNEY NON-U.S. WORLD GOVERNMENT BOND INDEX (HEDGED)

INVESTMENT APPROACH
     AS OF MARCH 1, 2002, THE PORTFOLIO PURSUES A TOTAL RETURN THAT EXCEEDS THAT OF THE BENCHMARK BY INVESTING IN BONDS OF FOREIGN ISSUERS RATED INVESTMENT GRADE ("BBB" OR HIGHER) AT THE TIME OF PURCHASE BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO INVESTS AT LEAST 65% OF ITS ASSETS IN BONDS OF A DIVERSIFIED GROUP OF FOREIGN ISSUERS FROM AT LEAST THREE DEVELOPED COUNTRIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o OVER THE PERIOD, INCREASING EVIDENCE THAT A STRONG ECONOMIC RECOVERY WAS UNDERWAY LED GLOBAL BOND MARKETS TO ANTICIPATE AN INCREASE IN SHORT-TERM INTEREST RATES BY THE CENTRAL BANKS IN THE EUROPEAN AND DOLLAR BLOC COUNTRIES. MAJOR YIELD CURVES THROUGHOUT THE WORLD, INCLUDING THOSE IN THE EUROPEAN AND DOLLAR BLOC REGIONS, FLATTENED IN ANTICIPATION OF GLOBAL GROWTH, AS THE RATES OF SHORT-TERM MATURITIES PRICED IN THESE EXPECTED RATE INCREASES AND ROSE MUCH MORE RAPIDLY THAN THOSE AT THE LONG-END OF THE CURVE. AS THE PERIOD PROGRESSED, GOVERNMENT BOND MARKETS LAGGED ALTERNATIVE FIXED INCOME INVESTMENTS, SUCH AS CORPORATES.
     o JAPAN CONTINUES TO SUFFER FROM STRUCTURAL AND POLITICAL WOES AND IS BELIEVED TO BE AT OR NEAR AN ECONOMIC BOTTOM. THE YEN DECLINED NEARLY 10% OVER THE PERIOD, BENEFITING JAPAN'S COMPETITIVE POSITION AND HELPING IT OUTPERFORM U.S. TREASURIES IN THE FIRST QUARTER OF 2002. THE PORTFOLIO'S UNDERWEIGHT IN JAPAN HURT PERFORMANCE DURING THE FINAL MONTH OF THE PERIOD AS JAPAN RALLIED.
     o EUROPEAN AND U.K. GOVERNMENTS BOTH UNDERPERFORMED U.S. TREASURIES OVER THE LATTER HALF OF THE PERIOD, WHICH BENEFITED PERFORMANCE, AS THE PORTFOLIO WAS UNDERWEIGHT THE EUROPEAN BLOC COUNTRIES. HOWEVER, WE HAVE INCREASED ALLOCATIONS TO EUROPEAN BONDS, AS WE BELIEVE THAT THE ECB (EUROPEAN CENTRAL BANK) WILL BE LESS AGGRESSIVE THAN THE FEDERAL RESERVE IN RAISING RATES, SINCE THEY WERE LESS INCLINED TO CUT THEM. THE PORTFOLIO CURRENTLY REMAINS UNDERWEIGHT THE U.K.
     o CONTRIBUTING POSITIVELY TO PERFORMANCE WAS THE PORTFOLIO'S UNDERWEIGHT IN CANADA, WHICH UNDERPERFORMED WITHIN THE DOLLAR BLOC. AUSTRALIA ALSO UNDERPERFORMED IN THIS SECTOR, AND WE SELECTIVELY ADDED AUSTRALIAN SECTORS AS YIELDS RELATIVE TO U.S. TREASURIES BECAME ATTRACTIVE.
     o TOWARDS THE END OF THE PERIOD, BOTH THE RESERVE BANK OF NEW ZEALAND AND THE SWEDISH RIKSBANK RAISED SHORT-TERM INTEREST RATES. HOWEVER, WE CONTINUED TO ADD SWEDEN TO THE PORTFOLIO AS YIELDS BECAME ATTRACTIVE RELATIVE TO EUROPEAN BONDS.
     o CURRENTLY WITHIN THE U.S., THE PORTFOLIO IS OVERWEIGHT FIXED INCOME SECTORS THAT OFFER A SIGNIFICANT YIELD PICKUP RELATIVE TO TREASURIES, AS COMPARED TO THE YIELD SPREADS BETWEEN GOVERNMENTS AND ALTERNATIVE FIXED INCOME SECTORS IN THE EUROPEAN AND JAPANESE MARKETS. U.S. CORPORATES SIGNIFICANTLY OUTPACED TREASURIES OVER THE PERIOD, AND OUR EXPOSURE TO THIS SECTOR ENHANCED PERFORMANCE RELATIVE TO THE BENCHMARK.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
   PORTFOLIO AND THE SALOMON SMITH BARNEY NON-U.S. WORLD GOVERNMENT BOND INDEX
          (HEDGED) FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                 Salomon Smith Barney Non-U.S. World
       Institutional Class  Service Class  Investor A Class  Investor B Class   Investor C Class    Government Bond Index (Hedged)
7/1/91       $10,000          $10,000           $ 9,500          $10,000            $10,000                    $10,000
Sep-91        10,360           10,360             9,894           10,360             10,360                     10,482
Dec-91        10,600           10,600            10,123           10,600             10,600                     10,909
Mar-92        10,470           10,470             9,999           10,470             10,470                     10,846
Jun-92        11,008           11,008            10,513           11,008             11,008                     11,157
Sep-92        11,298           11,298            10,789           11,298             11,298                     11,581
Dec-92        11,254           11,254            10,747           11,254             11,254                     11,766
Mar-93        11,717           11,717            11,190           11,717             11,717                     12,169
Jun-93        12,116           12,116            11,571           12,116             12,116                     12,483
Sep-93        12,689           12,689            12,118           12,689             12,689                     12,932
Dec-93        12,977           12,977            12,393           12,977             12,977                     13,225
Mar-94        12,715           12,715            12,143           12,715             12,715                     12,803
Jun-94        12,453           12,453            11,892           12,453             12,453                     12,561
Sep-94        12,369           12,369            11,812           12,369             12,369                     12,580
Dec-94        12,496           12,496            11,933           12,496             12,496                     12,732
Mar-95        13,545           13,545            12,936           13,545             13,545                     13,323
Jun-95        14,054           14,054            13,421           14,054             14,054                     14,016
Sep-95        14,302           14,302            13,658           14,302             14,302                     14,427
Dec-95        14,998           14,998            14,323           14,998             14,998                     15,032
Mar-96        15,051           15,051            14,374           15,051             15,051                     15,011
Jun-96        15,395           15,394            14,697           15,370             15,370                     15,291
Sep-96        16,002           15,989            15,259           15,928             15,928                     15,797
Dec-96        16,590           16,558            15,793           16,442             16,442                     16,340
Mar-97        16,762           16,717            15,938           16,562             16,562                     16,458
Jun-97        17,335           17,276            16,378           17,078             17,078                     16,988
Sep-97        17,859           17,783            16,853           17,539             17,539                     17,565
Dec-97        18,294           18,203            17,244           17,911             17,911                     18,069
Mar-98        18,777           18,671            17,679           18,328             18,328                     18,527
Jun-98        19,112           18,988            17,972           18,597             18,597                     18,955
Sep-98        20,092           19,947            18,872           19,529             19,492                     19,942
Dec-98        20,395           20,232            19,135           19,800             19,726                     20,052
Mar-99        20,697           20,518            19,397           20,071             19,958                     20,395
Jun-99        20,519           20,327            19,209           19,838             19,729                     20,266
Sep-99        20,474           20,266            19,143           19,733             19,624                     20,167
Dec-99        20,492           20,284            19,140           19,690             19,581                     20,403
Mar-00        20,923           20,692            19,517           20,044             19,934                     20,846
Jun-00        21,475           21,222            20,008           20,511             20,398                     21,223
Sep-00        21,918           21,642            20,397           20,870             20,755                     21,571
Dec-00        22,891           22,585            21,276           21,730             21,650                     22,365
Mar-01        23,696           23,365            22,001           22,430             22,345                     22,978
Jun-01        23,910           23,556            22,173           22,562             22,476                     23,063
Sep-01        24,615           24,232            22,800           23,158             23,068                     23,565
Dec-01        24,721           24,319            22,873           23,188             23,098                     23,727
Mar-02        24,612           24,193            22,745           23,014             22,924                     23,634

                                  FOR PERIOD ENDING MARCH 31, 2002
-----------------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN

                                            1 Year      3 Year      5 Year       10 Year     From Inception
                                            ------      ------      ------       -------     --------------
  Institutional Class                         3.86%      5.94%       7.98%        8.92%           8.73%
  Service Class                               3.55%      5.62%       7.66%        8.73%           8.55%
  Investor A Class (Load Adjusted)           (1.81)%     3.66%       6.37%        8.12%           7.94%
  Investor A Class (NAV)                      3.38%      5.44%       7.48%        8.62%           8.45%
  Investor B Class (Load Adjusted)           (1.89)%     3.59%       6.37%        8.13%           8.00%
  Investor B Class (NAV)                      2.61%      4.66%       6.68%        8.13%           8.00%
  Investor C Class (Load Adjusted)            1.60%      4.72%       6.72%        8.15%           8.02%
  Investor C Class (NAV)                      2.60%      4.72%       6.72%        8.15%           8.02%
-----------------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Service Shares, 7/1/91; Investor BShares, 4/19/96; Investor A Shares, 4/22/96; Institutional Shares, 6/10/96; and Investor C Shares, 9/11/96. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                            HIGH YIELD BOND PORTFOLIO

TOTAL NET ASSETS (3/31/02): $301.9 MILLION

PERFORMANCE BENCHMARK
     LEHMAN HIGH YIELD INDEX

INVESTMENT APPROACH
     PURSUES CURRENT INCOME BY INVESTING PRIMARILY IN NON-INVESTMENT GRADE BONDS ("BB" OR LOWER) IN THE 10 TO 15 YEAR MATURITY RANGE, WHICH HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME. THE PORTFOLIO MAY INVEST IN SECURITIES RATED AS LOW AS "C" OR DEEMED BY THE MANAGER TO BE OF COMPARABLE QUALITY. THE PORTFOLIO MAY ALSO INVEST UP TO 10% OF ITS ASSETS IN BONDS OF FOREIGN ISSUERS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY 1:
     o FOR THE SEMI-ANNUAL PERIOD ENDED MARCH 31, 2002, THE LEHMAN HIGH YIELD INDEX POSTED A STRONG RETURN OF 7.56%, OUTPACING ALL OTHER FIXED INCOME INVESTMENTS. WITHIN THE HIGH YIELD SECTOR, THE MAJORITY OF THE POSITIVE PERFORMANCE CAME FROM BONDS OF MID TO HIGHER CREDIT QUALITY AS BB'S RETURNED 7.63%, B'S RETURNED 8.56% AND CCC'S RETURNED 0.67%.
     o AEROSPACE WAS THE BEST PERFORMING SECTOR DURING THE FIRST QUARTER, RETURNING NEARLY 8%. OUR OVERWEIGHT POSITION RELATIVE TO THE BENCHMARK POSITIVELY CONTRIBUTED TO PERFORMANCE AS THIS SECTOR ALSO POSTED STRONG PERFORMANCE OVER THE ENTIRE PERIOD, RETURNING 17.75%. CONSUMER CYCLICALS WAS ANOTHER STRONG SECTOR FOR THE PERIOD AS ITS SUBSECTOR, LODGING AND GAMING, OUTPERFORMED DUE TO A PICKUP IN CONSUMER ACTIVITY. TELECOM AND COMMUNICATIONS WERE THE WEAKEST PERFORMERS FOR THE PERIOD, WITH BOTH SECTORS SIGNIFICANTLY LAGGING THE BENCHMARK.
     o DURING THE PERIOD, THE PORTFOLIO WAS WELL POSITIONED WITHIN THE CREDIT QUALITY SPECTRUM. AN OVERWEIGHT RELATIVE TO THE BENCHMARK IN B'S AS WELL AS SIGNIFICANT EXPOSURE TO BB'S ADDED TO RETURNS AS THESE TWO CREDIT SECTORS OUTPERFORMED WITHIN THE HIGH YIELD MARKET. ALSO, THROUGHOUT THE PERIOD THE PORTFOLIO MAINTAINED VERY LITTLE EXPOSURE TO CCC'S AND WAS SIGNIFICANTLY UNDERWEIGHT RELATIVE TO THE BENCHMARK, ALLOWING THE PORTFOLIO TO TAKE ADVANTAGE OF OTHER AREAS THAT POSTED STRONGER RETURNS.
     o THE PORTFOLIO HAS BENEFITED FROM INCREASED SUPPLY AND IS CURRENTLY POSITIONED TO TAKE ADVANTAGE OF AN EXPECTED RALLY IN THE HIGH YIELD MARKET, AS IT IS INVESTED IN COMPANIES POISED TO BENEFIT FROM AN ECONOMIC REBOUND. WE ARE WORKING TO CONSOLIDATE ISSUES AND REDUCE THE OVERALL NUMBER OF BONDS IN THE PORTFOLIO. WE HAVE ALSO MOVED SLIGHTLY DOWN IN CREDIT QUALITY, FOLLOWING THE STRONG PERFORMANCE DURING THE PERIOD IN THE BB'S AND B'S, AND HAVE INCREASED EXPOSURE TO CYCLICAL INDUSTRIES LIKE SPECIAL SEMICONDUCTORS AND AUTO SUPPLIERS. THE PORTFOLIO HAS MAINTAINED ITS OVERWEIGHT IN THE AEROSPACE SECTOR, THE BEST PERFORMING SECTOR DURING THE FIRST QUARTER.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND
        PORTFOLIO AND THE LEHMAN HIGH YIELD INDEX FROM INCEPTION AND AT
                               EACH QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                                         Lehman High
             Institutional Class  Service Class  Investor A Class  Investor B Class  Investor C Class   BlackRock Class  Yield Index
Nov. 19, 1998      $10,000           $10,000          $ 9,500          $10,000            $10,000          $10,000         $10,000
Dec-98              10,128            10,106            9,616           10,113             10,113           10,110          10,160
Jan-99              10,395            10,370            9,866           10,369             10,369           10,378          10,310
Feb-99              10,380            10,351            9,847           10,343             10,343           10,363          10,250
Mar-99              10,466            10,435            9,926           10,418             10,418           10,451          10,347
Apr-99              10,853            10,819           10,289           10,794             10,794           10,840          10,548
May-99              10,586            10,551           10,032           10,517             10,517           10,576          10,405
Jun-99              10,622            10,584           10,062           10,542             10,542           10,613          10,383
Jul-99              10,637            10,597           10,072           10,547             10,547           10,630          10,425
Aug-99              10,599            10,557           10,032           10,498             10,498           10,593          10,309
Sep-99              10,592            10,548           10,022           10,481             10,481           10,587          10,235
Dec-99              11,013            10,960           10,397           10,864             10,852           11,011          10,403
Mar-00              10,883            10,822           10,272           10,703             10,702           10,884          10,159
Jun-00              10,985            10,919           10,334           10,779             10,815           10,995          10,276
Sep-00              10,906            10,836           10,235           10,677             10,749           10,924          10,335
Dec-00              10,206            10,132            9,566            9,957             10,026           10,226           9,793
Mar-01              10,749            10,663           10,063           10,457             10,528           10,774          10,416
Jun-01              10,632            10,539            9,942           10,311             10,380           10,661          10,178
Sep-01              10,193            10,096            9,520            9,509              9,921           10,225           9,747
Dec-01              10,808            10,712           10,083           10,431             10,501           10,846          10,310
Mar-02              11,074            10,967           10,319           10,335             10,726           11,116          10,484

                        FOR PERIOD ENDING MARCH 31, 2002
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                                  1 Year   3 Year     From Inception
                                  ------   ------     --------------
BlackRock Class                    4.29%    2.47%           3.55%
Institutional Class                4.14%    2.32%           3.45%
Service Class                      3.82%    2.01%           3.09%
Investor A Class (Load Adjusted)  (1.51)%   0.11%           1.40%
Investor A Class (NAV)             3.64%    1.84%           2.96%
Investor B Class (Load Adjusted)  (1.50)%  (0.08)%          1.33%
Investor B Class (NAV)             3.00%    1.07%           2.18%
Investor C Class (Load Adjusted)   2.00%    1.11%           2.19%
Investor C Class (NAV)             3.00%    1.11%           2.19%
--------------------------------------------------------------------------------
The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: BlackRock Shares; Institutional Shares; Service Shares; Investor A Shares; Investor B Shares; and Investor C Shares, 11/19/98. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

1 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2002, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond Total Return, Core PLUS Total Return and GNMA -- 4.00%; Government Income and Managed Income -- 4.50%; International Bond and High Yield Bond -- 5.00%; and Low Duration Bond -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------       ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 39.6%
   Small Business Administration
     Participation Certificates, Series 97,
     Class A
     2.60%(b)                         08/15/22       $   764       $    761,562
   U.S. Treasury Bonds
     8.75%                            11/15/08         2,430          2,626,869
     10.38%                           11/15/09         5,400          6,216,539
   U.S. Treasury Notes
     5.38%                            06/30/03         2,300          2,366,843
     3.00%                            01/31/04        43,490         43,034,703
     5.88%                            11/15/04        60,945         63,611,062
     6.75%                            05/15/05        79,335         84,801,657
                                                                   ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $205,475,897)                                               203,419,235
                                                                   ------------
MORTGAGE PASS-THROUGHS -- 18.8%
   Federal Home Loan Mortgage Corp.
     5.50%(b)                         07/15/06         4,850          4,917,235
     7.50%                            07/01/07         1,132          1,180,783
     7.25%                            06/01/08            14             14,783
     8.25%                            06/01/09            31             32,648
     8.75%                            01/01/13           613            647,701
     6.00%(b)                      09/13-03/14         1,180          1,189,586
     4.32%(b)                         02/01/19             6              6,426
     5.42%(b)                         07/01/20         2,867          2,925,544
     6.90%(b)                         09/01/23         1,646          1,692,476
     5.23%(b)                         06/01/28         1,061          1,062,297
     7.34%                            03/01/31         2,097          2,153,645
   Federal Home Loan Mortgage Corp.
     30 Year Balloon
     8.25%                            09/01/09           145            151,312
     7.50%                            04/01/22           315            326,480
   Federal Home Loan Mortgage Corp.
     Gold
     6.00%(b)                      02/09-04/14        17,172         17,425,628
     5.50%(b)                      06/13-08/14         4,183          4,143,977
   Federal National Mortgage Association
     7.50%                            06/25/03           910            928,371
     6.00%                         11/03-05/13        10,428         10,565,164
     7.00%                            06/01/04           350            356,435
     6.90%                            08/01/05         2,580          2,598,901
     6.50%                         10/05-11/08         3,077          3,183,742
     5.50%                         06/09-12/14         7,649          7,618,068
     6.66%(b)                         02/01/24         2,738          2,849,068
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                         12/03-02/04         1,271          1,290,071
   Federal National Mortgage Association
     15 Year Balloon
     6.00%                         11/10-08/11         6,622          6,742,504
     5.50%                         03/16-04/16         1,421          1,386,283
   Federal National Mortgage Association
     1 Year CMT ARM
     6.58%(b)                         08/01/22         1,171          1,215,936
     6.76%(b)                         02/01/31         4,059          4,177,995
   Federal National Mortgage Association
     COFI ARM
     4.87%(b)                         05/01/27           385            392,070
   Government National Mortgage
     Association
     7.00%                         09/02-05/12         3,544          3,704,059
     7.25%                            04/15/06           163            169,939
     6.00%                         12/08-02/11         3,590          3,648,957
     6.50%                         06/09-04/24         4,274          4,374,217


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------       ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A3
     7.07%(b)                         12/26/25       $   163       $    167,466
   MLCC Mortgage Investors, Inc.,
     Series 97-B, Class A
     2.13%(b)                         03/16/26         1,524          1,521,148
   MLCC Mortgage Investors, Inc.,
     Series 99-A, Class A
     2.28%(b)                         03/15/25         1,530          1,514,106
                                                                   ------------

TOTAL MORTGAGE PASS-THROUGHS
  (Cost $95,588,395)                                                 96,275,021
                                                                   ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 6.1%
   Bayview Financial Acquisition Trust,
     Series 98-1, Class A1
     7.01%                            05/25/29         1,330          1,344,798
   Chase Commercial Mortgage Securities
     Corp., Series 99-2, Class A1
     7.03%                            10/15/08         1,084          1,130,663
   Conseco Finance Securitizations Corp.,
     Series 00-2, Class A3
     8.07%                            12/01/31         2,900          3,010,562
   Conseco Finance Securitizations Corp.,
     Series 00-4, Class A2
     7.35%                            05/01/32         2,500          2,548,047
   Countrywide Home Loans,
     Series 01-HYB1, Class A1
     5.43%(b)                         06/19/31         1,576          1,584,447
   First Republic Mortgage Loan Trust,
     Series 00-FRB1, Class A2
     5.49%(b)                         06/25/30         2,993          2,903,776
   Goldman Sachs Mortgage Securities
     Corp. II, Series 00-1, Class A
     2.25%(b)                         03/20/23           460            459,593
   Green Tree Financial Corp., Series 98-6,
     Class A5
     6.06%                            04/01/18         2,600          2,661,115
   Green Tree Financial Corp., Series 99-3,
     Class A4
     5.95%                            09/01/13         3,500          3,551,953
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 96-C2,
     Class A
     7.47%(b)                         06/25/06           816            856,582
   PP&L Transition Bond Co. LLC,
     Series 99-1, Class A3
     6.60%                            03/25/05           691            706,448
   Salomon Brothers Mortgage
     Securities VII, Series 92-5, Class A1
     6.61%(b)                         11/25/22            13             12,851
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                            11/25/13         1,989          1,991,306
   Washington Mutual Mortgage Securities
     Corp., Series 00-1, Class A1
     2.19%(b)                         06/25/24           963            963,394
   Washington Mutual Mortgage Securities
     Corp., Series 01-9, Class 1A1
     6.61%(b)                         04/25/28         1,628          1,634,221
   Washington Mutual Mortgage Securities
     Corp., Series 02-AR1, Class 1A1
     6.51%(b)                         03/25/32         4,750          4,827,187

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------       ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Wilshire Funding Corp., Series 98-2,
     Class A3
     7.00%                            12/28/37       $   880       $    878,402
                                                                   ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $30,753,562)                                                 31,065,345
                                                                   ------------
PROJECT LOANS -- 0.3%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%
   (Cost $1,741,755)                  09/01/22         1,743          1,719,972
                                                                   ------------
ASSET BACKED SECURITIES -- 16.8%
   Amresco Independence Funding, Inc.,
     Series 99-1, Class A
     8.00%(b)                         06/15/26         2,183          2,172,049
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                            04/26/26            51             42,492
   Arcadia Automobile Receivables Trust,
     Series 98-E, Class A3
     5.75%                            10/15/06           410            419,185
   Bank One, Series 00-2, Class 4A
     6.56%(b)                         03/15/30         1,489          1,515,132
   Captec Franchise Trust, Series 99-1,
     Class A1
     6.50%                            05/25/05         2,418          2,336,385
   Centex Home Equity, Series 00-D,
     Class A2
     6.74%                            08/25/21         2,200          2,241,948
   Chase Manhattan Auto Owner Trust,
     Series 00-A, Class A4
     6.26%                            06/15/07         1,900          1,970,953
   Chase Manhattan Auto Owner Trust,
     Series 01-A, Class A2
     3.99%                            01/15/04         3,741          3,762,985
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     3.82%(c)                         08/15/06         3,700          3,336,846
   DaimlerChrysler Auto Trust, Series 00-B,
     Class A4
     7.63%                            06/08/05         2,100          2,212,496
   DaimlerChrysler Auto Trust, Series 00-E,
     Class A3
     6.11%                            11/08/04         2,100          2,163,984
   Dayton Hudson Credit Card Master
     Trust, Series 97-1, Class A
     6.25%                            08/25/05           558            569,940
   First Security Auto Owner Trust,
     Series 00-1, Class A3
     7.30%                            07/15/04         1,202          1,221,387
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                            11/15/04         1,297          1,259,308
   Ford Credit Auto Owner Trust,
     Series 01-B, Class A4
     5.12%                            10/15/04         5,425          5,525,023
   Ford Credit Auto Owner Trust,
     Series 01-C, Class A4
     4.83%                            02/15/05         4,400          4,468,750
   Huntington Auto Trust, Series 00-A,
     Class A3
     7.33%                            07/15/04         4,440          4,505,180


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------       ------------
ASSET BACKED SECURITIES (CONTINUED)
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     2.75%(b)                         01/15/24       $ 1,377       $  1,355,883
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                            10/15/06         1,988          2,067,439
     6.39%                            07/15/07         2,773          2,853,739
   Missouri Higher Education Loan
     Authority, Series 97, Class P
     2.39%(b)                         07/25/08         1,714          1,713,125
   Nissan Auto Receivables Owner Trust,
     Series 01-B, Class A3
     4.99%                            02/15/05         3,200          3,253,500
   Nissan Auto Receivables Owner Trust,
     Series 01-B, Class A4
     5.35%                            10/15/06         3,600          3,664,266
   Nissan Auto Receivables Owner Trust,
     Series 01-C, Class A3
     4.31%                            05/16/05         3,100          3,123,250
   Nissan Auto Receivables Owner Trust,
     Series 01-C, Class A4
     4.80%                            02/15/07         3,925          3,936,652
   Nissan Auto Receivables Owner Trust,
     Series 02-A, Class A3
     3.78%                            09/15/05         4,200          4,194,750
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                            01/20/12         1,312          1,343,651
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     3.75%(b)                         04/01/21         2,915          2,925,997
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     2.85%(b)                         09/15/23           636            631,825
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     3.45%(b)                         09/15/23           338            336,147
   Premier Auto Trust, Series 98-3,
     Class B
     6.14%                            09/08/04           423            423,476
   Residential Accredit Loans, Inc.,
     Series 01-QS19, Class A1
     6.00%                            12/25/16         3,896          3,920,446
   Ryder Vehicle Lease Trust, Series 98-A,
     Class A
     6.10%                            09/15/08         1,397          1,402,929
   Ryder Vehicle Lease Trust, Series 99-A,
     Class A3
     6.68%                            04/15/04         1,410          1,419,534
   Saxon Asset Securities Trust,
     Series 00-2, Class AF3
     8.05%                            06/25/15         1,626          1,644,403
   SWB Loan Backed Certificates,
     Series 98-1, Class AV
     2.50%(b)                         09/15/24         1,867          1,845,620
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 96-2, Class A
     2.61%(b)                         04/15/24           175            173,492

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)


                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------       ------------
ASSET BACKED SECURITIES (CONTINUED)
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class A
     2.50%(b)                         01/15/25       $   409       $    393,810
     2.65%(b)                         04/15/28         1,947          1,899,648
   The Money Store Small Business
     Administration Loan Backed
     Securities, Series 97-1, Class B
     2.98%(b)                         01/15/25         1,023          1,010,887
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                            02/15/06         1,119          1,140,670
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $86,445,910)                                                 86,399,182
                                                                   ------------
CORPORATE BONDS -- 8.3%
BANKS -- 1.2%
   European Investment Bank
     5.63%                         02/05-01/06         5,750          5,884,009
                                                                   ------------
ENERGY & UTILITIES -- 0.5%
   Avon Energy Partners Holdings
     6.73%                            12/11/02           690            698,745
   Dominion Resources, Inc.
     6.00%                            01/31/03           125            126,751
   DTE Energy Co.
     6.00%                            06/01/04           875            894,688
   Limestone Electron Trust
     8.63%(d)(e)                      03/15/03           860            868,600
                                                                   ------------
                                                                      2,588,784
                                                                   ------------
ENTERTAINMENT & LEISURE -- 0.1%
   Viacom, Inc.
     7.75%                            06/01/05           425            452,579
                                                                   ------------
FINANCE -- 2.8%
   Citigroup, Inc.
     6.75%                            12/01/05         3,000          3,151,203
   Ford Motor Credit Co.
     2.16%(b)                         07/18/05         3,925          3,716,190
   General Motors Acceptance Corp.
     7.63%                            06/15/04           875            909,330
     6.85%                            06/17/04         2,000          2,046,690
     6.75%                            01/15/06         1,400          1,419,341
   KFW International Finance, Inc.
     5.25%                            03/09/06         1,900          1,911,281
   Sprint Capital Corp.
     5.88%                            05/01/04         1,325          1,260,870
                                                                   ------------
                                                                     14,414,905
                                                                   ------------
FOOD -- 0.4%
   Kellogg Co.
     5.50%                            04/01/03         2,100          2,135,759
                                                                   ------------
INSURANCE -- 0.9%
   Allstate Corp.
     7.88%                            05/01/05         1,080          1,160,995
   Metropolitan Life Insurance Co.
     6.30%                            11/01/03         1,720          1,769,796
   Prudential Insurance Co.
     6.88%                            04/15/03         1,500          1,546,215
                                                                   ------------
                                                                      4,477,006
                                                                   ------------


                                                   Par/Shares
                                      Maturity        (000)           Value
                                      --------     -----------     ------------
CORPORATE BONDS (CONTINUED)
OIL & GAS -- 0.7%
   Amerada Hess Corp.
     5.30%                            08/15/04       $ 1,530       $  1,529,097
   Conoco, Inc.
     5.90%                            04/15/04         1,820          1,872,231
                                                                   ------------
                                                                      3,401,328
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
   Weyerhaeuser Co.
     5.50%                            03/15/05         3,325          3,310,569
                                                                   ------------
TELECOMMUNICATIONS -- 0.9%
   AT&T Corp.
     6.50%                            11/15/06         2,410          2,370,053
   Verizon Communications, Inc.
     6.25%                            11/15/05           960            988,224
   WorldCom, Inc.
     7.55%                            04/01/04         1,550          1,456,240
                                                                   ------------
                                                                      4,814,517
                                                                   ------------
YANKEE -- 0.2%
   Tyco International Group SA
     6.38%                            06/15/05         1,175          1,086,875
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $42,913,098)                                                 42,566,331
                                                                   ------------
SHORT TERM INVESTMENTS -- 8.7%
   Federal Home Loan Bank Discount
     Notes
     1.64%                            04/01/02        28,000         28,000,000
   U.S. Treasury Bills
     1.76%                            04/11/02        10,000          9,995,125
   Galileo Money Market Fund                           6,486          6,485,537
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $44,480,662)                                                 44,480,662
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $507,399,279(a))                               98.6%        505,925,748

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                           1.4%          7,360,578
                                                     -------       ------------
NET ASSETS (Applicable to 13,453,328
   BlackRock shares, 18,585,364
   Institutional shares, 6,684,479 Service
   shares, 4,111,349 Investor A shares,
   3,238,460 Investor B shares and
   5,307,812 Investor C shares
   outstanding)                                       100.0%       $513,286,326
                                                     =======       ============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2002 (UNAUDITED)                                       Value
                                                                   ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER BLACKROCK,
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($427,900,232 / 42,834,520)                                           $ 9.99
                                                                         ======
OFFERING PRICE PER BLACKROCK,
   INSTITUTIONAL AND SERVICE SHARE                                       $ 9.99
                                                                         ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($9.99 / 0.970)                                                       $10.30
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($32,353,433 / 3,238,460)                                             $ 9.99
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($53,032,661 / 5,307,812)                                             $ 9.99
                                                                         ======

(a) Cost for Federal income tax purposes is $507,718,825. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                           $ 2,109,872
           Gross unrealized depreciation                            (3,902,949)
                                                                   -----------
                                                                   $(1,793,077)
                                                                   ===========
(b) Rates shown are the rates as of March 31, 2002.

(c) Rates shown are the effective yields as of March 31, 2002.

(d) Securities pledged as collateral with a value of $201,858 on 113 long U.S. Treasury Notes futures contracts and 78 short U.S. Treasury Notes futures contracts expiring June 2002. The value of such contracts on March 31, 2002 was $25,128,641, thereby resulting in an unrealized gain of $44,872.

(e) Security exempt from  registration  under Rule 144A of the Securities Act of
    1933.   These   securities  may  be  resold  in  transactions   exempt  from
    registration, normally to qualified institutional investors.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO


                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------       ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 39.4%
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                            08/01/16       $ 3,860       $  3,993,986
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                            10/01/16         3,580          3,703,070
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                            10/01/18         4,319          4,166,883
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                            02/10/06         1,160          1,179,627
   U.S. Treasury Bonds
     8.75%                            11/15/08         2,985          3,226,833
     10.38%                        11/09-11/12        21,465         26,514,315
     9.25%(e)                         02/15/16        17,510         23,023,601
   U.S. Treasury Notes
     5.88%                            11/15/04         5,565          5,808,469
     6.75%(e)                         05/15/05        18,185         19,438,056
     5.75%                            11/15/05         3,135          3,258,318
     4.63%                            05/15/06         6,540          6,514,710
     3.50%                            11/15/06           495            468,162
     6.13%(e)                         08/15/07        28,910         30,376,952
     6.00%                            08/15/09         2,400          2,497,126
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
   (Cost $137,495,693)                                              134,170,108
                                                                   ------------
MORTGAGE PASS-THROUGHS -- 38.8%
   Federal Home Loan Mortgage Corp.
     7.00%                         05/02-03/10        14,103         15,077,674
     8.00%                         11/08-06/17         1,099          1,165,183
     6.50%                         03/11-06/12         7,153          7,324,417
     6.00%                         05/14-05/16         3,805          3,832,087
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                            04/01/08         1,468          1,511,917
     6.00%                         04/14-06/16         4,396          4,422,357
   Federal Home Loan Mortgage Corp.
     Gold 15 Year Giant
     6.50%                            11/01/09         3,222          3,326,107
   Federal National Mortgage Association
     8.50%                         06/03-08/09         1,352          1,446,290
     6.50%                         08/03-10/31        28,696         29,386,769
     6.00%                         11/03-02/29        17,560         17,691,320
     6.13%                            11/25/03           414            401,374
     6.09%                            10/01/08         7,079          7,051,300
     7.00%                         03/09-03/13         9,704         10,101,135
     7.27%                            01/25/11         1,157          1,194,034
     5.50%                         01/14-03/17        11,286         11,060,302
     6.66%(b)                         02/01/24         3,651          3,798,758
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                            02/01/04           935            951,521
   Federal National Mortgage Association
     Multi-Family
     7.71%                            12/01/18         4,004          4,111,191


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------       ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association
     7.25%                            04/15/06       $ 2,507       $  2,611,259
     6.00%                            02/15/11         2,075          2,109,572
     7.00%                         09/23-12/27         3,179          3,264,677
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(c)                        06/15/21         9,662            235,515
                                                                   ------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $130,356,523)                                              132,074,759
                                                                   ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 2.1%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                            09/15/07           983          1,000,306
   Federal National Mortgage Association,
     Series 01-35, Class VC
     6.50%                            07/25/31         6,172          6,288,196
                                                                   ------------

TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $7,323,548)                                                  7,288,502
                                                                   ------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 7.7%
   COMM, Series 99-1, Class A2
     6.46%                            09/15/08           345            351,764
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class 4A
     6.63%                            03/15/15         1,905          1,943,140
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 01-33,
     Class 4A1
     6.50%                            04/25/16         1,766          1,795,298
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.26%(c)                         07/15/27        16,044          1,017,136
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C2, Class A3
     6.57%                            11/15/07         2,850          2,860,487
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                            01/15/10         2,748          2,806,457
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                            11/18/31         1,760          1,784,725
   Prudential Securities Secured Financing
     Co., Series 99-C2, Class A1
     6.96%                            06/15/08         2,656          2,759,203
   Residential Funding Mortgage
     Securities I, Inc., Series 98-S1,
     Class A1
     6.50%                            01/25/13         2,147          2,148,249
   Salomon Brothers Mortgage
     Securities VII, Series 00-NL1,
     Class A1
     6.60%                            10/01/30         1,427          1,443,083

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------       ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                            11/25/13       $ 3,233       $  3,235,872
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%(b)                         12/28/12         2,015          2,029,727
   Washington Mutual Mortgage Securities
     Corp., Series 01-9, Class 1A1
     6.61%(b)                         04/25/28         1,888          1,896,104
                                                                   ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
   (Cost $25,486,689)                                                26,071,245
                                                                   ------------
PROJECT LOANS -- 2.9%
   Federal Housing Authority, Merrill Lynch,
     Series 29, Class 1A1
     7.43%                            06/01/22         6,019          5,937,836
   Federal Housing Authority, USGI,
     Series 56
     7.46%                            01/01/23         4,103          4,007,403
                                                                   ------------
TOTAL PROJECT LOANS
  (Cost $10,343,068)                                                  9,945,239
                                                                   ------------
ASSET BACKED SECURITIES -- 12.4%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                            09/15/19         6,779          6,169,325
   Boston Edison Co., Series 99-1,
     Class A4
     6.91%                            09/15/09         4,475          4,729,424
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     3.82%(c)                         08/15/06         2,750          2,480,089
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                            12/15/19         3,324          3,034,071
   Green Tree Financial Corp., Series 97-5,
     Class A7
     7.13%                            05/15/29         3,499          3,303,995
   Green Tree Financial Corp., Series 99-5,
     Class A3
     6.97%(d)                         04/01/31         3,100          3,170,719
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                            07/15/05         8,200          8,561,312
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                            10/15/06         2,388          2,483,058
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     2.85%(b)                         09/15/23         1,059          1,053,041
   Saxon Asset Securities Trust,
     Series 00-2, Class AF3
     8.05%                            06/25/15         3,422          3,460,679
   SWB Loan-Backed Certificates,
     Series 99-1, Class A
     7.38%                            05/15/25         1,708          1,637,401


                                                   Par/Shares
                                      Maturity        (000)           Value
                                      --------     -----------     ------------
ASSET BACKED SECURITIES (CONTINUED)
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.55%(b)                         07/15/25       $ 2,217       $  2,213,835
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $42,637,046)                                                 42,296,949
                                                                   ------------
CORPORATE BONDS -- 1.6%
BANKS -- 1.6%
   European Investment Bank
     5.63%                            02/03/05         1,700          1,746,479
   International Bank for Reconstruction
     and Development
     5.00%                            03/28/06         3,600          3,605,058
                                                                   ------------
TOTAL CORPORATE BONDS
   (Cost $5,354,524)                                                  5,351,537
                                                                   ------------
TAXABLE MUNICIPAL BONDS -- 1.3%
   Stanislaus County, California Taxable
     Pension Obligation Refunding
     Revenue Bond, Series 95
     7.15%
   (Cost $4,230,000)                  08/15/13         4,230          4,455,036
                                                                   ------------
SHORT TERM INVESTMENTS -- 3.2%
   Federal Home Loan Bank Discount
     Notes
     1.64%                            04/01/02         4,000          4,000,000
   Galileo Money Market Fund                           6,798          6,798,490
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $10,798,490)                                                10,798,490
                                                                   ------------
REPURCHASE AGREEMENTS -- 1.5%
   Lehman Brothers
     1.60%                            04/03/02         5,244          5,244,000
     (Agreement dated 03/22/02 to
     be repurchased at $5,246,797.
     Collateralized by $4,800,000
     U.S. Treasury Notes 6.75%
     due 05/15/05. The value of
     the collateral is $5,253,368.)
   (Cost $5,244,000)

TOTAL INVESTMENTS IN SECURITIES
   (Cost $379,269,581(a))                             110.9%        377,695,865

LIABILITIES IN EXCESS OF
  OTHER ASSETS
   (Including $37,185,748 of payable
   for financing transactions)                        (10.9%)       (37,097,023)
                                                     -------       ------------
NET ASSETS (Applicable to 28,182,938
   Institutional shares, 286,918 Service
   shares, 4,031,215 Investor A shares,
   468,341 Investor B shares and 290,575
   Investor C shares outstanding)                     100.0%       $340,598,842
                                                     =======       ============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2002 (UNAUDITED)                                       Value
                                                                   ------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($288,529,664 / 28,182,938)                                           $10.24
                                                                         ======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SERVICE SHARE
   ($2,933,943 / 286,918)                                                $10.23
                                                                         ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($41,364,514 / 4,031,215)                                             $10.26
                                                                         ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.26 / 0.960)                                                      $10.69
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($4,794,137 / 468,341)                                                $10.24
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($2,976,584 / 290,575)                                                $10.24
                                                                         ======

----------
(a) Cost for Federal income tax purposes is $379,772,205. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                            $ 4,347,463
           Gross unrealized depreciation                             (6,423,803)
                                                                    -----------
                                                                    $(2,076,340)
                                                                    ===========
(b) Rates shown are the rates as of March 31, 2002.

(c) Rates shown are the effective yields as of March 31, 2002.

(d) Securities pledged as collateral with a value of $205,000 on 105 long U.S. Treasury Notes futures contracts and 15 short U.S. Treasury Notes futures contracts expiring June 2002. The value of such contracts on March 31, 2002 was $23,229,141, thereby resulting in an unrealized loss of $19,550.

(e) Subject to financing transaction.


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           INTERMEDIATE BOND PORTFOLIO

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 22.8%
   Federal Home Loan Bank
     5.25%                            08/15/06       $ 1,000     $    1,002,481
     7.05%                            10/16/07           250            261,246
     5.71%                            09/08/08           250            250,285
     6.07%                            02/23/11           500            494,696
     6.05%                            05/12/14           500            490,189
   Federal Home Loan Mortgage Corp.
     6.22%                            03/18/08           250            254,668
   Federal National Mortgage Association
     5.50%                            12/29/03           250            257,242
     7.20%                            08/22/05           500            509,855
     7.47%                            05/07/07           500            502,342
     7.55%                            08/04/10           500            523,671
     6.25%                            02/17/11           500            500,187
     5.38%                            10/02/13           850            792,180
   Private Export Funding Corp.
     7.11%                            04/15/07           250            269,692
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                            08/01/12         2,270          2,371,150
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                            08/01/16         4,402          4,554,546
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                            02/10/06           865            879,225
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                            11/01/07           509            513,259
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                            02/01/08           404            403,334
   U.S. Treasury Bonds
     8.75%                            11/15/08        19,200         20,755,507
     10.38%                        11/09-11/12        51,320         63,298,358
     9.25%                            02/15/16        35,980         47,309,490
   U.S. Treasury Notes
     5.88%(f)                         11/15/04        11,850         12,368,438
     6.75%(f)                         05/15/05        17,525         18,732,578
     5.75%(f)                         11/15/05        14,295         14,857,308
     6.88%                            05/15/06           500            539,492
     6.50%                            10/15/06           250            266,416
     3.50%(f)                         11/15/06         6,115          5,783,451
     6.63%                            05/15/07           600            643,922
     6.13%(f)                         08/15/07        12,945         13,601,855
     6.00%                            08/15/09         3,850          4,005,806
     5.00%                            08/15/11         2,105          2,034,697
                                                                 --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $222,844,910)                                               219,027,566
                                                                 --------------
MORTGAGE PASS-THROUGHS -- 20.8%
   Federal Home Loan Mortgage Corp.
     9.00%                         11/04-12/16            17             17,969
     9.50%                            01/01/05             5              5,277
     8.50%                            07/01/06             9              9,926
     7.25%                            12/01/06            97             97,603
     8.00%                         07/08-09/18         2,491          2,611,882
     7.00%                         03/10-01/11        30,625         32,730,205
     6.50%                            03/01/11         2,974          3,048,784


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal Home Loan Mortgage Corp. (Continued)
     6.00%                         04/11-06/11       $ 2,261     $    2,281,011
     8.25%                            11/01/15           515            538,673
     5.50%                            06/15/20           500            506,745
     6.25%                            07/15/22           500            512,228
   Federal Home Loan Mortgage Corp.
     1 Yr CMT ARM
     8.37%(b)                         12/01/23         3,486          3,538,848
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                            04/01/08         1,900          1,956,598
     6.00%                         04/11-05/14         9,450          9,523,273
   Federal National Mortgage Association
     6.50%                         05/03-06/29         6,978          7,109,237
     6.00%                         01/04-05/29        40,647         40,951,624
     9.50%                            03/01/05             2              2,019
     8.00%                         03/08-11/13         1,730          1,827,078
     7.50%                         07/08-10/14           672            694,775
     5.50%                         02/09-01/17        57,377         56,544,847
     8.50%                            08/01/09         1,721          1,841,062
     7.27%                            01/25/11           606            625,414
     10.69%(b)                        01/15/22         2,497          2,566,928
     8.08%(b)                         02/01/24         6,643          6,911,629
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                            02/01/04           717            730,077
   Federal National Mortgage Association
     Benchmark Note
     7.25%                            01/15/10        14,200         15,456,572
   Government National Mortgage
     Association
     7.25%                            04/15/06           447            466,050
     9.50%                         05/16-02/17           145            160,788
     8.50%                         02/17-03/17           815            889,152
     7.00%                         10/23-03/25         5,507          5,655,685
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(c)                        06/15/21        15,538            378,728
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $200,019,219)                                               200,190,687
                                                                 --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.6%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                            09/15/07         1,826          1,857,721
   Federal Home Loan Mortgage Corp.,
     Series 2357, Class QV
     6.50%                            06/15/12         9,817         10,044,410
   Federal Home Loan Mortgage Corp.,
     Series 96T-2, Class A
     7.00%                            01/25/21         2,529          2,600,817
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     6.20%(c)                         03/25/19           509            419,064
   Federal National Mortgage Association
     Strip Notes, Series 279,
     Class 1 (PO)
     6.00%(c)                         07/01/26           170            146,906
                                                                 --------------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $14,942,551)                                                 15,068,918
                                                                 --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 6.7%
   Bayview Financial Acquisition Trust,
     Series 98-1, Class A1
     7.01%                            05/25/29         1,737          1,756,168


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   COMM, Series 99-1, Class A2
     6.46%                            09/15/08       $   780     $      795,294
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class 4A
     6.63%                            03/15/15         3,913          3,991,401
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 01-33,
     Class 4A1
     6.50%                            04/25/16         5,032          5,116,601
   First Republic Mortgage Loan Trust,
     Series 00-FRB1, Class A2
     5.49%(b)                         06/25/30         7,758          7,526,706
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.26%(c)                         07/15/27        24,016          1,522,548
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C2, Class A3
     6.57%                            11/15/07         4,325          4,340,915
   J.P. Morgan Chase & Co. Commercial
     Mortgage Securities Corp.,
     Series 97-2, Class A2
     6.60%                            11/19/07         5,215          5,367,617
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                            01/15/10         5,878          6,002,304
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                            11/18/31         3,350          3,397,062
   NationsLink Funding Corp.,
     Series 99-SL, Class A6
     6.61%                            04/10/07         2,784          2,877,338
   NYC Mortgage Loan Trust, Series 96,
     Class A1
     6.75%                            06/25/06         2,678          2,760,384
   Residential Funding Mortgage
     Securities I, Inc., Series 98-S1,
     Class A1
     6.50%                            01/25/13         3,733          3,736,085
   Salomon Brothers Mortgage
     Securities VII, Series 00-NL1,
     Class A1
     6.60%                            10/01/30         2,447          2,475,184
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                            11/25/13         4,881          4,885,971
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%(b)                         12/28/12         4,029          4,059,453
   Washington Mutual Mortgage Securities
     Corp., Series 01-9, Class 1A1
     6.61%(b)                         04/25/28         4,908          4,927,603
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $64,633,720)                                                 65,538,634
                                                                 --------------


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
PROJECT LOANS -- 0.4%
   Federal Housing Authority, USGI,
     Series 56
     7.46%
   (Cost $4,081,790)                  01/01/23       $ 4,036     $    3,941,708
                                                                 --------------
ASSET BACKED SECURITIES-- 10.4%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                            09/15/19         3,140          2,857,372
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                            04/26/26           222            185,420
   Boston Edison Co., Series 99-1,
     Class A4
     6.91%                            09/15/09         5,500          5,812,700
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     3.82%(c)                         08/15/06         7,625          6,876,609
   Delta Airlines, Inc., Series 00-1,
     Class A1
     7.38%                            05/18/10         2,075          2,128,031
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                            12/15/19         5,650          5,157,922
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                            11/15/04         2,941          2,854,387
   General Motors Acceptance Corp.,
     Series 97
     7.43%                            02/21/21           905            896,266
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                            10/15/27         2,940          3,006,537
   Green Tree Financial Corp.,
     Series 99-4, Class A5
     6.97%                            02/01/21         4,825          4,982,566
   Green Tree Financial Corp.,
     Series 99-5, Class A3
     6.97%(e)                         04/01/31         5,265          5,385,108
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                            07/15/05         7,100          7,412,844
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     2.75%(b)                         01/15/24         1,538          1,514,061
   MBNA Master Credit Card Trust,
     Series 00-E, Class A
     7.80%                            10/15/12         5,950          6,649,125
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                            10/15/06         4,109          4,273,417
   Nissan Auto Receivables Owner Trust,
     Series 01-B, Class A4
     5.35%                            10/15/06         4,725          4,809,349
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                            01/20/12         5,372          5,500,025
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     3.75%(b)                         04/01/21         1,714          1,720,205
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     2.85%(b)                         09/15/23         1,738          1,727,988

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)


                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
ASSET BACKED SECURITIES (CONTINUED)
   Ryder Vehicle Lease Trust, Series 98-A,
     Class A
     6.10%                            09/15/08       $   258     $      259,002
   Saxon Asset Securities Trust,
     Series 00-2, Class AF3
     8.05%                            06/25/15         6,247          6,317,481
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                            05/15/25         2,223          2,130,593
   Targeted Return Index Securities Trust,
     Series 02, Class 7
     6.00%(b)(g)                      01/25/07         9,500          9,394,550
   The Money Store Small Business
     Administration Loan Trust,
     Series 96-1, Class A
     2.70%(b)                         07/15/21         1,155          1,147,365
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.55%(b)                         07/15/25         2,955          2,951,781
   Toyota Auto Receivables Owner Trust,
     Series 00-A, Class A4
     7.21%                            04/15/07         3,475          3,649,836
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $99,810,658)                                                 99,600,540
                                                                 --------------
CORPORATE BONDS -- 39.5%
AEROSPACE -- 1.7%
   Lockheed Martin Corp.
     6.50%                            04/15/03         1,725          1,766,334
     7.25%                            05/15/06           310            325,700
     8.20%                            12/01/09         3,285          3,639,090
     7.20%                            05/01/36         1,300          1,365,380
   Raytheon Co.
     6.30%                            03/15/05         2,375          2,376,063
     6.75%                            08/15/07         3,000          3,060,216
   United Technologies Corp.
     4.88%                            11/01/06         4,000          3,901,580
                                                                 --------------
                                                                     16,434,363
                                                                 --------------
AIR TRANSPORTATION -- 0.1%
   United Air Lines, Inc.
     6.20%                            09/01/08         1,475          1,312,501
                                                                 --------------
BANKS -- 4.8%
   Bank One Corp.
     7.63%                            08/01/05         5,000          5,355,880
     6.50%                            02/01/06         1,350          1,396,826
   Barclays Bank PLC
     8.55%(b)(g)                      06/15/11         2,525          2,805,424
   European Investment Bank
     5.63%                            01/24/06         5,175          5,247,880
   First Union Corp.
     7.55%(d)                         08/18/05         2,410          2,572,846
     6.55%                            10/15/35         3,445          3,543,851
   International Bank for Reconstruction
     and Development
     5.00%                            03/28/06        10,000         10,014,050
   KFW International Finance, Inc.
     5.25%                            06/28/06         5,875          5,872,791
     4.75%(d)                         01/24/07         2,790          2,723,862
   Northern Trust Co.
     6.30%                            03/07/11         4,400          4,336,156
   Swedbank
     7.50%(g)                         09/29/49         2,200          2,209,350
                                                                 --------------
                                                                     46,078,916
                                                                 --------------

                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
CHEMICALS -- 0.4%
   Dow Chemical Corp.
     5.97%                            01/15/09       $ 3,773     $    3,554,859
                                                                 --------------
ENERGY & UTILITIES -- 3.3%
   Carolina Power & Light
     7.50%                            04/01/05         2,850          2,975,400
   Dominion Resources, Inc.
     6.00%                            01/31/03         6,300          6,388,263
     7.63%                            07/15/05         1,125          1,191,736
   DTE Energy Co.
     6.00%                            06/01/04         3,175          3,246,437
     6.45%                            06/01/06         1,325          1,340,423
   FirstEnergy Corp.
     5.50%                            11/15/06         3,555          3,330,573
   Florida Power Corp.
     6.88%                            12/01/05         2,500          2,593,400
     6.65%                            07/15/11           500            509,688
   Limestone Electron Trust
     8.63%(g)                         03/15/03         2,500          2,525,000
   PECO Energy Co.
     5.95%                            11/01/11         4,650          4,525,031
   Progress Energy, Inc.
     6.75%                            03/01/06         2,365          2,427,838
     5.85%                            10/30/08           800            773,190
                                                                 --------------
                                                                     31,826,979
                                                                 --------------
ENTERTAINMENT & LEISURE -- 1.0%
   AOL Time Warner, Inc.
     9.13%                            01/15/13         3,920          4,443,266
   Viacom, Inc.
     7.70%                            07/30/10         5,080          5,445,450
                                                                 --------------
                                                                      9,888,716
                                                                 --------------
FINANCE -- 10.9% AIG Sunamerica Co.
     7.60%(d)                         06/15/05         4,300          4,628,993
   American General Financial Corp.
     8.13%                            08/15/09         2,250          2,456,955
   Anadarko Finance Co.
     6.75%                            05/01/11            55             55,206
   Associates Corp.
     5.75%                            10/15/03           250            257,701
     7.75%                            02/15/05         4,125          4,410,248
   Bear Stearns Co., Inc.
     6.65%                            12/01/04           250            259,804
     7.80%                            08/15/07         2,500          2,661,735
   BellSouth Capital Funding, Inc.
     6.04%                            11/15/26         1,550          1,574,651
   Cable and Wireless Optus Finance Ltd.
     8.00%                            06/22/10         1,425          1,524,578
   CIT Group, Inc.
     7.38%                            04/02/07         1,780          1,792,424
   Citigroup, Inc.
     6.38%                         11/02-11/08         1,960          1,987,028
     7.75%                            06/15/06         3,480          3,752,637
   Equitable Life Surplus
     6.95%                            12/01/05         1,750          1,801,643
   Exxon Capital Corp.
     6.63%                            08/15/02           100            101,506
   Ford Motor Credit Co.
     7.50%                            03/15/05         3,470          3,531,350
     7.60%                            08/01/05         9,370          9,534,069
     5.80%                            01/12/09         1,800          1,623,856
     7.38%                            10/28/09         6,600          6,485,503
     7.88%                            06/15/10           620            623,677

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)


                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   General Electric Capital Corp.
     5.38%                            03/15/07       $ 3,225     $    3,193,295
   General Motors Acceptance Corp.
     6.75%                            01/15/06         6,320          6,407,311
     5.85%                            01/14/09         2,190          1,936,775
     7.75%                            01/19/10         4,090          4,205,739
     6.88%                            09/15/11         2,555          2,467,612
   ING Capital Funding Trust III
     8.44%                            12/29/49         2,800          3,036,600
   John Deere Capital Corp.
     7.00%(d)                         03/15/12         5,100          5,081,181
   Lehman Brothers Holdings, Inc.
     6.25%                            05/15/06         7,665          7,790,169
   Morgan Stanley Dean Witter & Co.
     5.80%                            04/01/07         6,275          6,256,238
   Prudential Funding LLC
     6.60%                            05/15/08           810            821,243
   Qwest Capital Funding, Inc.
     7.00%                            08/03/09         4,960          4,027,640
   Sprint Capital Corp.
     5.88%                            05/01/04         3,105          2,954,718
     8.38%(d)                         03/15/12         2,150          2,122,394
   Verizon Global Funding Corp.
     6.75%(d)                         12/01/05         1,000          1,039,435
     7.25%                            12/01/10         3,975          4,084,889
                                                                 --------------
                                                                    104,488,803
                                                                 --------------
FOOD & AGRICULTURE -- 2.5%
   Earthgrains Co.
     6.50%                            04/15/09         2,250          2,258,336
   General Mills, Inc.
     5.13%                            02/15/07         4,910          4,956,056
   Kellogg Co.
     6.00%                            04/01/06         2,810          2,840,921
     6.60%                            04/01/11         2,675          2,695,448
   Kraft Foods, Inc.
     5.63%                            11/01/11         3,300          3,133,812
   Kroger Corp.
     6.80%                            04/01/11         3,725          3,737,289
   Pharmacia Corp.
     5.75%                            12/01/05         4,125          4,163,032
                                                                 --------------
                                                                     23,784,894
                                                                 --------------
INDUSTRIAL -- 0.9%
   Alcoa, Inc.
     7.25%                            08/01/05         3,625          3,849,634
   Litton Industries, Inc.
     6.05%                            04/15/03         4,700          4,789,225
                                                                 --------------
                                                                      8,638,859
                                                                 --------------
INSURANCE -- 1.9%
   Allstate Corp.
     7.88%                            05/01/05         2,780          2,988,489
     7.20%                            12/01/09         1,690          1,772,922
   Everest Reinsurance Holdings
     8.50%                            03/15/05         2,710          2,893,490
   Metropolitan Life Insurance Co.
     6.30%                            11/01/03         3,265          3,359,525
     5.25%                            12/01/06         3,375          3,302,052
     6.13%                            12/01/11         4,290          4,167,340
                                                                 --------------
                                                                     18,483,818
                                                                 --------------


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
MANUFACTURING -- 0.5%
   Honeywell International, Inc.
     7.50%                            03/01/10       $ 4,000     $    4,255,712
                                                                 --------------
MOTOR VEHICLES -- 0.7%
   DaimlerChrysler North America
     Holdings, Inc.
     6.40%                            05/15/06         1,870          1,873,426
     8.00%                            06/15/10         4,799          5,024,721
                                                                 --------------
                                                                      6,898,147
                                                                 --------------
OIL & GAS -- 2.3%
   Amerada Hess Corp.
     5.30%                            08/15/04         7,160          7,155,776
   Atlantic Richfield Co.
     10.88%                           07/15/05         2,960          3,407,129
   Conoco, Inc.
     5.45%                            10/15/06           700            694,660
     6.35%                            04/15/09         1,175          1,175,881
   Occidental Petroleum Corp.
     6.75%                            01/15/12           975            982,313
   Tosco Corp.
     7.63%                            05/15/06         2,525          2,705,772
   Union Pacific Resources, Inc.
     7.38%                            05/15/06         5,845          6,117,446
                                                                 --------------
                                                                     22,238,977
                                                                 --------------
PAPER & FOREST PRODUCTS -- 0.7%
   Weyerhaeuser Co.
     5.50%                            03/15/05         3,600          3,584,376
     6.00%                            08/01/06         2,875          2,835,440
                                                                 --------------
                                                                      6,419,816
                                                                 --------------
REAL ESTATE -- 0.8%
   EOP Operating LP
     7.38%                            11/15/03         5,000          5,225,800
     6.95%                            03/02/11         2,800          2,824,113
                                                                 --------------
                                                                      8,049,913
                                                                 --------------
RETAIL MERCHANDISING -- 0.2%
   Lowe's Cos., Inc.
     6.50%                            03/15/29           200            186,844
   Sears Roebuck Acceptance Corp.
     6.75%(d)                         08/15/11         1,240          1,241,323
                                                                 --------------
                                                                      1,428,167
                                                                 --------------
TELECOMMUNICATIONS -- 3.8%
   AT&T Corp.
     6.50%(g)                         11/15/06         8,010          7,877,230
     6.00%                            03/15/09         4,000          3,703,840
   Comcast Cable Communications Corp.
     8.38%                            11/01/05         6,195          6,636,394
     6.38%(d)                         01/30/06         4,575          4,598,195
   Qwest Corp.
     8.88%                            03/15/12         1,325          1,315,476
   Verizon New England, Inc.
     6.50%(d)                         09/15/11         4,430          4,335,225
   Vodafone Group PLC
     7.63%                            02/15/05         2,650          2,824,526
   WorldCom, Inc.
     7.88%                            05/15/03         2,850          2,794,539
     7.38%                            01/15/06           270            230,369
     8.25%                            05/15/10         2,400          2,156,808
                                                                 --------------
                                                                     36,472,602
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)


                                                   Par/Shares
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------     -----------     ------------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION -- 1.2%
   Burlington Northern Santa Fe Corp.
     7.88%                            04/15/07       $ 4,500     $    4,862,565
   Federal Express Corp.
     6.72%                            01/15/22         2,511          2,442,560
   Norfolk Southern Corp.
     7.05%                            05/01/37         3,635          3,796,328
                                                                 --------------
                                                                     11,101,453
                                                                 --------------
YANKEE -- 1.9%
   Asian Development Bank
     6.38%                            10/01/04         1,470          1,537,693
   Deutsche Telekom International
     Finance BV
     7.75%                            06/15/05         1,460          1,519,174
   Mobil Oil Canada
     5.00%                            12/21/04         3,500          3,532,157
   Tyco International Group SA
     5.88%                            11/01/04            40             36,310
     6.38%                            02/15/06         3,610          3,316,688
     5.80%                            08/01/06           760            691,600
     6.13%                            11/01/08           940            829,606
     6.75%                            02/15/11         1,350          1,205,118
   United Mexican States
     10.38%                           02/17/09         4,850          5,623,575
                                                                 --------------
                                                                     18,291,921
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $379,466,909)                                               379,649,416
                                                                 --------------
TAXABLE MUNICIPAL BONDS -- 0.9%
   Elmhurst, Illinois Sales Tax Revenue
     Bond, Series 98
     5.63%                            05/15/10           250            238,470
   New Jersey Economic Development
     Authority State Pension Funding Zero
     Coupon Revenue Bond, Series 97,
     Class B
     6.94%(c)                         02/15/05         2,900          2,509,457
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98, Class B
     6.11%(b)                         02/15/11         5,600          5,710,936
                                                                 --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $8,225,010)                                                   8,458,863
                                                                 --------------
SHORT TERM INVESTMENTS -- 0.9%
   Federal Home Loan Bank Discount
     Notes
     1.61%                            04/01/02         2,000          2,000,000
   Galileo Money Market Fund                           6,348          6,347,983
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,347,983)                                                   8,347,983
                                                                 --------------

                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
REPURCHASE AGREEMENTS -- 1.5%
   Lehman Brothers
     1.60%                            04/03/02       $14,203     $   14,202,500
     (Agreement dated 03/22/02 to be                             --------------
     repurchased at $14,210,075.
     Collateralized by $13,000,000
     U.S. Treasury Notes 6.75% due
     05/15/05. The value of the collateral
     is $14,227,871.)
   (Cost $14,202,500)

TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,016,575,250(a))                            105.5%      1,014,026,815

LIABILITIES IN EXCESS OF
  OTHER ASSETS
  (Including $9,225,865 of investment
  purchases payable)                                  (5.5%)        (52,609,688)
                                                                 --------------
NET ASSETS (Applicable to 47,904,798
   BlackRock shares, 49,302,055 Institutional
   shares, 2,885,439 Service shares,
   2,203,458 Investor A shares, 478,235
   Investor B shares and 179,454
   Investor C shares outstanding)                     100.0%     $  961,417,127
                                                     =======     ==============
NET ASSET VALUE AND REDEMPTION
   PRICE PER BLACKROCK, INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE
   ($955,273,800 / 102,295,750)                                           $9.34
                                                                          =====
OFFERING PRICE PER BLACKROCK,
   INSTITUTIONAL AND SERVICE SHARE                                        $9.34
                                                                          =====
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($9.34 / 0.960)                                                        $9.73
                                                                          =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($4,466,139 / 478,235)                                                 $9.34
                                                                          =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($1,677,188 / 179,454)                                                 $9.35
                                                                          =====
----------
(a) Cost for Federal income tax purposes is $1,018,608,565. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
           Gross unrealized appreciation                           $ 10,659,356
           Gross unrealized depreciation                            (15,241,106)
                                                                   ------------
                                                                   $ (4,581,750)
                                                                   ============
(b) Rates shown are the rates as of March 31, 2002.
(c) Rates  shown  are the  effective  yields as of March 31,  2002.
(d) Total or partial securities on loan.
(e) Securities pledged as collateral with a value of $719,250 on 77 short U.S. Treasury Bonds futures contracts, 34 long U.S. Treasury Notes futures contracts and 347 short U.S. Treasury Notes futures contracts expiring June 2002. The value of such contracts on March 31, 2002 was $60,100,406, thereby resulting in an unrealized gain of $686,834.
(f) Subject to financing transaction.
(g) Security exempt from  registration  under Rule 144A of the Securities Act of
    1933.   These   securities  may  be  resold  in  transactions   exempt  from
    registration, normally to qualified institutional investors.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        CORE BOND TOTAL RETURN PORTFOLIO

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 20.2%
   Overseas Private Investment Co.
     4.86%                            12/16/06       $   289     $      292,411
     5.69%                            12/16/06           644            657,035
     5.92%                            12/16/06         1,968          1,995,357
     6.38%                            12/16/06         1,839          1,881,904
     6.46%                            12/16/06           199            203,638
     6.53%                            12/16/06           481            493,482
     6.66%                            12/16/06           877            901,279
     6.87%                            12/16/06           957            987,290
     7.01%                            12/16/06           627            648,635
     7.42%                            12/16/06         1,436          1,495,360
     6.27%                         12/06-05/12         3,182          3,247,399
     5.46%                            05/29/12           347            337,263
     5.79%                            05/29/12           607            603,357
     5.88%                            05/29/12           417            412,632
     5.94%                            05/29/12         1,147          1,132,052
     5.95%                            05/29/12           327            322,735
     6.10%                            05/29/12           383            381,976
     6.81%                            05/29/12           453            460,254
     6.84%                            05/29/12           589            606,390
     6.89%                            05/29/12         3,603          3,694,080
     6.91%                            05/29/12         1,210          1,239,497
     7.35%                            05/29/12           321            334,258
   Overseas Private Investment Co.
     (Commitment)
     1.00%                            09/03/03        13,489         13,489,080
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                            08/01/12           136            142,269
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                            10/01/16         2,788          2,883,667
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                            02/01/17         2,348          2,420,099
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                            08/01/07         4,333          4,414,303
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                            11/10/07           475            479,042
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                            02/01/08           376            375,443
   U.S. Treasury Bonds
    10.38%                            11/15/12        27,820         34,729,375
     9.25%                            02/15/16        31,600         41,550,303
     8.88%                            08/15/17         8,110         10,461,900
     8.13%                            08/15/19        31,565         38,658,508
     8.50%                            02/15/20        37,430         47,495,189
     8.75%                            08/15/20         1,000          1,301,094
     8.00%                            11/15/21        12,775         15,646,386
     6.88%                            08/15/25         4,800          5,295,192
     6.00%                            02/15/26        14,270         14,203,673
     5.38%                            02/15/31         1,090          1,023,664


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
   U.S. Treasury Notes
     6.38%                            04/30/02       $ 3,000     $    3,011,133
     4.75%                            02/15/04         4,000          4,083,436
     5.75%                            11/15/05        32,105         33,367,882
     3.50%(f)                         11/15/06        73,719         69,722,029
     6.13%                            08/15/07        11,985         12,593,143
     6.00%                            08/15/09         1,660          1,727,178
   U.S. Treasury Strip Notes
     6.17%(c)                         05/15/17        21,250          8,363,490
     5.96%(c)                         05/15/18        17,950          6,590,648
     5.89%(c)                         11/15/18        18,000          6,396,552
     5.91%(c)                         02/15/19        37,380         13,099,896
                                                                 --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $422,355,574)                                               415,852,858
                                                                 --------------
MORTGAGE PASS-THROUGHS -- 37.4%
   Federal Home Loan Mortgage Corp.
     6.63%                            09/15/09        16,375         17,141,563
   Federal Home Loan Mortgage Corp.
     Gold
     5.25%                            01/15/06        10,000         10,103,750
     5.50%                         03/11-07/15        46,322         45,926,475
     6.00%                         04/11-01/32        62,791         62,607,494
     8.00%                         11/15-03/28         1,457          1,544,238
     7.00%                         03/25-05/31         2,268          2,314,136
     7.50%                         07/26-05/30           804            838,388
     6.50%                         11/28-06/31        10,804         10,817,558
   Federal National Mortgage Association
     6.50%                         06/08-04/32       181,604        182,726,058
     6.00%                         09/08-04/32       111,782        111,428,312
     5.50%                         02/09-03/17       228,039        223,569,123
     8.00%                         10/09-05/22            50             52,464
     7.50%                            09/01/22            82             85,532
     7.00%                         02/24-12/31        42,738         43,623,239
   Government National Mortgage
     Association
     8.50%                         01/10-04/17            90             97,917
     7.00%                         03/13-01/29        14,652         15,074,385
     6.00%                            11/15/14         5,422          5,557,340
     9.00%                            07/15/18            14             15,538
     7.50%                         05/23-06/39           826            862,450
     6.50%                         12/23-07/29        31,104         31,218,064
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(c)                        06/15/21        25,085            611,452
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                            04/25/28         3,000          3,082,500
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $765,246,904)                                               769,297,976
                                                                 --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.4%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                         09/15/07     3,370                  3,429,619

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%(c)                         04/25/21       $   175     $      172,819
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.00%(c)                         12/25/23           805            449,291
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%(c)                         04/25/24         1,600            941,500
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.60%(c)                         10/25/29           300            207,265
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%(c)                         07/01/26           118            101,750
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     7.00%(c)                         02/17/17           804            161,485
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     7.00%(c)                         02/17/17           839            710,009
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (IO)
     6.00%(c)                         03/06/17           624            125,190
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (PO)
     6.00%(c)                         03/06/17           624            522,602
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     12.50%(c)                        10/23/17           264            222,262
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class B (IO)
     5.00%(c)                         10/23/17           202             41,629
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%(c)                         02/25/28        12,713            772,966
                                                                 --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $7,792,285)                                                   7,858,387
                                                                 --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 5.3%
   Chase Commercial Mortgage Securities
     Corp., Series 97-1, Class X (IO)
     8.69%(c)                         04/19/15        42,563          2,110,028
   Citicorp Mortgage Securities, Inc.,
     Series 01-11, Class 2A
     6.25%                            07/30/31         7,405          7,497,561
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C1,
     Class AX (IO)
     8.60%(c)                         04/20/22        57,452          3,728,754
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C2,
     Class AX (IO)
     8.32%(c)                         11/17/22        18,763            908,384
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class 4A
     6.63%                            03/15/15         6,843          6,979,377


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
   COMMERCIAL MORTGAGE
     BACKED SECURITIES (CONTINUED)
   Deutsche Mortgage and Asset
     Receiving Corp., Series 98-C1,
     Class A1
     6.22%                            09/15/07       $   190     $      195,225
   Donaldson, Lufkin & Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 97-CF1, Class A1B
     7.60%                            04/15/07         3,008          3,201,344
   First Union-Lehman Brothers
     Commercial Mortgage Trust,
     Series 97-C1, Class A3
     7.38%                            04/18/07        10,485         11,153,048
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.26%(c)                         07/15/27        53,482          3,390,628
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                            11/15/07         8,630          8,661,756
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 99-C2, Class A2
     6.95%                            09/15/33        13,650         14,164,572
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                            01/15/10        11,910         12,161,314
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 98-C4,
     Class X (IO)
     9.77%(c)                         09/15/23        17,316            511,226
   Morgan Stanley Capital Investments,
     Series 97-WF1, Class A2
     7.22%                            07/15/29         7,210          7,589,868
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                            11/25/13         5,445          5,499,494
   Prudential Securities Secured
     Financing Corp., Series 98-C1,
     Class A1B
     6.51%                            07/15/08         1,121          1,147,226
   Residential Asset Securitization Trust,
     Series 98-A3, Class A
     6.50%                            04/25/13         3,166          3,229,290
   Residential Funding Mortgage
     Securities I, Series 98-S7, Class A1
     6.50%                            03/25/13         4,355          4,356,889
   Salomon Brothers Mortgage Securities
     VII, Series 00-NL1, Class A1
     6.60%                            10/01/30           439            444,455
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                            11/25/13           838            839,034
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%(b)                         12/28/12         5,372          5,412,604
   Union Acceptance Corp., Series 00-B,
     Class A4
     7.54%                            10/09/06         4,000          4,231,875

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES (CONTINUED)
   Union Planters Mortgage Finance Corp.,
     Series 99-1, Class A1
     6.25%                            04/01/29       $   681     $      682,761
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $106,719,301)                                               108,096,713
                                                                 --------------
ASSET BACKED SECURITIES -- 2.4%
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                            04/26/26           139            115,888
   Arcadia Automobile Receivables Trust,
     Series 97-C, Class A5
     6.55%                            06/15/05         3,134          3,138,774
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.61%(c)                         08/15/06        14,640         13,203,090
   Conseco Finance Securitizations Corp.,
     Series 00-4, Class A3
     7.47%                            05/01/32         7,575          7,844,859
   First Security Auto Owner Trust,
     Series 00-1, Class A3
     7.30%                            07/15/04         5,929          6,023,277
   First Security Auto Owner Trust,
     Series 00-2, Class A4
     6.93%                            01/15/05         5,845          6,082,482
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                            09/15/19         3,692          3,413,322
   Ford Credit Auto Owner Trust,
     Series 00-C, Class A4
     7.24%                            02/15/04           888            905,204
   Targeted Return Index Securities Trust,
     Series 02, Class 7
     6.00%(b)(g)                      01/25/07         7,500          7,416,750
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $45,660,318)                                                 48,143,646
                                                                 --------------
CORPORATE BONDS -- 24.2%
AEROSPACE -- 1.3%
   Lockheed Martin Corp.
     7.25%                            05/15/06           900            945,580
     8.20%                            12/01/09         8,175          9,056,183
     7.75%                            05/01/26         2,000          2,141,560
   Northrop Grumman Corp.
     7.13%                            02/15/11         2,500          2,509,658
   Raytheon Co.
     6.55%                            03/15/10         5,590          5,499,867
   United Technologies Corp.
     4.88%                            11/01/06         3,450          3,365,113
     7.13%                            11/15/10         2,900          3,062,307
                                                                 --------------
                                                                     26,580,268
                                                                 --------------
AIR TRANSPORTATION -- 0.1%
   United Air Lines, Inc.
     6.60%                            09/01/13         2,650          2,267,129
                                                                 --------------


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
BANKS -- 2.1%
   Bank One Corp.
     6.50%                            02/01/06       $ 8,590     $    8,887,953
   Barclays Bank PLC
     8.55%(b)(g)                      06/15/11         5,200          5,777,507
   First Union Corp.
     7.70%                            02/15/05         2,050          2,188,055
   International Finance Corp.
     7.13%                            04/06/05         3,950          4,244,891
   KFW International Finance, Inc.
     5.25%(d)                         06/28/06        10,925         10,920,892
   Swedbank
     7.50%(g)                         09/29/49         2,800          2,811,900
     9.00%(g)                         12/29/49         7,500          8,274,375
                                                                 --------------
                                                                     43,105,573
                                                                 --------------
CHEMICALS -- 0.2%
   Dow Chemical Corp.
     5.25%                            05/14/04         1,330          1,338,693
     7.38%                            11/01/29         1,875          1,909,631
                                                                 --------------
                                                                      3,248,324
                                                                 --------------
ENERGY & UTILITIES -- 1.5%
   Dominion Resources, Inc.
     6.00%                            01/31/03         2,950          2,991,329
     6.80%                            12/15/27         3,300          3,038,679
   DTE Energy Co.
     6.45%                            06/01/06         4,915          4,972,211
     6.13%                            10/01/10         1,575          1,533,549
   Florida Power Corp.
     6.65%                            07/15/11         3,250          3,257,830
   Pinnacle Partners
     8.83%                            08/15/04         6,000          5,940,000
   Progress Energy, Inc.
     6.75%                            03/01/06         1,425          1,462,862
     7.10%                            03/01/11           355            362,475
     7.75%                            03/01/31         1,505          1,573,985
   WPD Holdings
     7.25%                            12/15/17         6,555          5,875,545
                                                                 --------------
                                                                     31,008,465
                                                                 --------------
ENTERTAINMENT & LEISURE -- 0.9%
   AOL Time Warner, Inc.
     6.75%(d)                         04/15/11         1,550          1,535,851
     7.25%                            10/15/17         3,690          3,633,485
     9.15%                            02/01/23         1,000          1,113,669
     8.38%                            03/15/23         3,480          3,819,300
     6.63%                            05/15/29            55             48,570
   Viacom, Inc.
     7.75%                            06/01/05         7,150          7,613,978
     7.70%                            07/30/10         1,215          1,302,406
                                                                 --------------
                                                                     19,067,259
                                                                 --------------
FINANCE -- 5.2%
   American General Institutional Capital
     7.57%                            12/01/45         2,175          2,226,274
   Bear Stearns Co., Inc.
     6.50%                            05/01/06         2,880          2,944,166
   BellSouth Capital Funding, Inc.
     6.04%                            11/15/26         2,700          2,742,941
   Cable and Wireless Optus
     Finance Ltd.
     8.00%                            06/22/10         3,200          3,423,613

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   CIT Group, Inc.
     7.75%                            04/02/12       $ 1,310     $    1,316,550
   Citigroup, Inc.
     5.75%                            05/10/06         4,025          4,070,330
   Conoco Funding Co.
     6.35%                            10/15/11         1,010            999,796
   Ford Motor Credit Co.
     7.50%                            03/15/05         7,000          7,123,760
     2.16%                            07/18/05         5,115          4,842,882
     7.60%                            08/01/05         5,415          5,509,817
     6.88%(d)                         02/01/06         8,965          8,921,349
     7.38%                            10/28/09           905            889,300
   General Electric Capital Corp.
     5.38%(d)                         03/15/07         1,685          1,668,435
     6.75%                            03/15/32         1,200          1,162,428
   General Motors Acceptance Corp.
     6.75%                            01/15/06        10,620         10,766,715
     7.75%                            01/19/10        11,745         12,077,360
     7.25%                            03/02/11         1,880          1,866,913
   John Deere Capital Corp.
     7.00%(d)                         03/15/12         3,440          3,427,306
   Lehman Brothers Holdings, Inc.
     6.25%                            05/15/06         4,065          4,131,381
   Morgan Stanley Dean Witter & Co.
     7.25%                            04/01/32         1,925          1,927,349
     5.80%                            04/01/07         8,475          8,449,660
   Prudential Funding LLC
     6.60%                            05/15/08         1,575          1,596,861
   Qwest Capital Funding, Inc.
     7.00%                            08/03/09         3,055          2,480,734
   Sprint Capital Corp.
     8.75%                            03/15/32         1,740          1,760,010
   Sun Life Canada Capital Trust
     8.53%                            05/29/49         3,720          3,789,735
   Verizon Global Funding Corp.
     6.75%(d)                         12/01/05         1,250          1,299,294
     7.25%                            12/01/10         1,315          1,351,353
   Zurich Capital Trust I
     8.38%(g)                         06/01/37         3,785          3,676,953
                                                                 --------------
                                                                    106,443,265
                                                                 --------------
FOOD & AGRICULTURE -- 0.9%
   General Mills, Inc.
     5.13%                            02/15/07         2,890          2,917,108
     6.00%                            02/15/12         4,570          4,392,912
   Kellogg Co.
     6.00%                            04/01/06         6,095          6,162,069
     6.60%                            04/01/11         1,450          1,461,084
   Kraft Foods, Inc.
     5.63%                            11/01/11         2,025          1,923,021
   Unilever Capital Corp.
     6.88%                            11/01/05         2,475          2,614,239
                                                                 --------------
                                                                     19,470,433
                                                                 --------------
INDUSTRIAL -- 0.1%
   Osprey Trust / Osprey I Inc.
     7.63%(c)(h)                      01/15/03         7,350          1,378,125
                                                                 --------------
INSURANCE -- 1.0%
   Allstate Corp.
     7.88%                            05/01/05         4,650          4,998,731
   Equitable Cos., Inc.
     9.00%                            12/15/04         3,500          3,799,159


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
   Everest Reinsurance Holdings
     8.50%                            03/15/05       $    20     $       21,354
   Jackson National Life Insurance Co.
     8.15%                            03/15/27         2,395          2,481,857
   John Hancock Global Funding II
     7.90%                            07/02/10         6,850          7,485,379
   Prudential Insurance Co.
     8.30%                            07/01/25         1,860          1,949,057
                                                                 --------------
                                                                     20,735,537
                                                                 --------------
MANUFACTURING -- 0.2%
   Honeywell International, Inc.
     6.88%                            10/03/05         1,257          1,307,488
     5.13%                            11/01/06         2,890          2,807,652
                                                                 --------------
                                                                      4,115,140
                                                                 --------------
MOTOR VEHICLES -- 0.2%
   DaimlerChrysler North America
     Holdings, Inc.
     6.40%                            05/15/06         1,600          1,602,931
     7.20%                            09/01/09         3,075          3,080,735
     8.50%(d)                         01/18/31           175            188,283
                                                                 --------------
                                                                      4,871,949
                                                                 --------------
OIL & GAS -- 1.8%
   Amerada Hess Corp.
     5.90%(d)                         08/15/06         2,435          2,418,013
     7.88%                            10/01/29         3,515          3,717,112
   Anadarko Petroleum Corp.
     5.38%                            03/01/07         2,240          2,176,051
   Atlantic Richfield Co.
     9.13%                            03/01/11         4,960          5,877,846
   Consolidated Natural Gas Co.
     5.38%                            11/01/06         2,300          2,289,938
   Devon Energy Corp.
     7.95%                            04/15/32         1,940          1,962,589
   El Paso Corp.
     6.75%                            05/15/09         3,045          2,926,939
     7.75%                            01/15/32         1,940          1,881,633
   KN Energy, Inc.
     7.25%                            03/01/28         3,300          3,145,754
   Occidental Petroleum Corp.
     5.88%                            01/15/07         2,750          2,816,165
     8.45%                            02/15/29         2,300          2,610,175
   Phillips Petroleum Co.
     8.50%                            05/25/05         4,400          4,819,421
                                                                 --------------
                                                                     36,641,636
                                                                 --------------
PAPER & FOREST PRODUCTS -- 0.6%
   International Paper Co.
     8.13%                            07/08/05         4,320          4,606,330
   Weyerhaeuser Co.
     6.00%                            08/01/06         2,025          1,997,136
     5.95%                            11/01/08         2,100          1,999,410
     6.75%                            03/15/12         3,750          3,682,547
     7.38%                            03/15/32         1,025          1,010,906
                                                                 --------------
                                                                     13,296,329
                                                                 --------------
PIPELINES -- 0.2%
   Conoco, Inc.
     5.90%                            04/15/04         3,250          3,343,269
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
REAL ESTATE -- 0.2%
   EOP Operating LP
     6.63%                            02/15/05       $ 4,425     $    4,529,859
                                                                 --------------
RETAIL MERCHANDISING -- 0.0%
   Sears Roebuck Acceptance Corp.
     7.00%                            02/01/11         1,165          1,180,708
                                                                 --------------
TELECOMMUNICATIONS -- 2.9%
   AT&T Corp.
     6.50%(g)                         11/15/06         1,620          1,593,148
     7.30%(g)                         11/15/11         7,510          7,261,505
     8.00%(g)                         11/15/31         3,870          3,743,372
   Citizens Communications Co.
     9.00%                            08/15/31         1,325          1,390,891
   Comcast Cable Communications Corp.
     6.88%                            06/15/09         1,780          1,751,004
     8.88%                            05/01/17         1,050          1,176,000
     6.38%                            01/30/06         5,425          5,452,505
   Qwest Corp.
     8.88%                            03/15/12         3,275          3,251,459
     7.20%                            11/01/04         3,855          3,639,660
   Verizon New York, Inc.
     6.88%                            04/01/12         4,350          4,335,645
   Verizon Pennsylvania, Inc.
     5.65%                            11/15/11         8,940          8,375,389
   Vodafone Group PLC
     7.75%                            02/15/10         7,500          8,031,292
   WorldCom, Inc.
     7.38%                            01/15/06         5,455          4,654,299
     7.50%                            05/15/11         3,480          2,909,127
     8.25%                            05/15/31         2,205          1,753,250
                                                                 --------------
                                                                     59,318,546
                                                                 --------------
TRANSPORTATION -- 0.4%
   Burlington Northern Santa Fe Corp.
     7.95%                            08/15/30         3,525          3,853,611
   Federal Express Corp.
     6.72%                            01/15/22         1,697          1,650,989
   Norfolk Southern Corp.
     7.05%                            05/01/37         1,975          2,062,655
                                                                 --------------
                                                                      7,567,255
                                                                 --------------
YANKEE -- 4.4%
   Abbey National Capital Trust I
     8.96%(b)                         12/29/49         1,970          2,222,534
   Abbey National PLC
     7.35%(b)(e)                      10/29/49         5,155          5,248,615
   Asian Development Bank
     6.38%                            10/01/28         3,010          3,148,610
   Buoni Poliennali del Tesoro
     5.00%                            06/15/03        70,010         61,766,524
   Deutsche Telekom International
     Finance BV
     8.00%                            06/15/10         1,745          1,817,748
   Pemex Finance Ltd.
     9.14%                            08/15/04         2,605          2,722,720
     9.03%                            02/15/11         1,700          1,852,456


                                                  Par(i)/Shares
                                      Maturity        (000)           Value
                                      --------    -------------  --------------
CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   Tyco International Group SA
     5.80%                            08/01/06       $ 1,730     $    1,574,300
     6.13%                            01/15/09         2,975          2,618,000
     6.38%                            10/15/11         2,710          2,411,900
   United Mexican States
     10.38%                           02/17/09         2,860          3,316,170
     8.13%                            12/30/19           950            939,075
                                                                 --------------
                                                                     89,638,652
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $505,057,000)                                               497,807,721
                                                                 --------------
FOREIGN BONDS -- 1.5%
   Government of Canada
     6.00%                            06/01/11        37,015         23,554,451
   Government of New Zealand
     6.00%                            11/15/11        16,705          6,901,240
                                                                 --------------
TOTAL FOREIGN BONDS
  (Cost $31,536,985)                                                 30,455,691
                                                                 --------------
TAXABLE MUNICIPAL BONDS -- 0.9%
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     6.80%(c)                         02/15/05           200            173,066
     7.57%(c)                         02/15/16        10,100          3,942,737
     7.59%(c)                         02/15/17         3,875          1,403,331
     7.21%(c)                         02/15/18         5,500          1,846,075
     7.61%(c)                         02/15/20         6,590          1,901,149
     7.62%(c)                         02/15/21         2,660            714,503
     7.63%(c)                      02/22-02/23         5,600          1,368,318
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98, Class D
     6.26%                            02/15/03         7,100          7,254,425
                                                                 --------------
TOTAL TAXABLE MUNICIPAL
  BONDS
  (Cost $17,627,951)                                                 18,603,604
                                                                 --------------
CUMULATIVE PREFERRED STOCK -- 0.2%
   Centaur Funding Corp.(g)
   (Cost $4,150,000)                                   4,150          4,401,140
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

                                                   Par/Shares
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------     -----------   --------------
SHORT TERM INVESTMENTS -- 7.5%
   Federal Home Loan Bank
     Discount Notes
     1.61%                            04/01/02       $118,000    $  118,000,000
   U.S. Treasury Bills
     1.76%                            04/11/02        30,000         29,985,375
   Galileo Money Market Fund                           6,866          6,866,130
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $154,851,505)                                               154,851,505
                                                                 --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $2,060,997,823(a))                                       $2,055,369,241
                                                                 ==============
----------
(a) Cost for Federal income tax purposes is $2,063,828,545. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                           $ 24,033,328
           Gross unrealized depreciation                            (32,492,632)
                                                                   ------------
                                                                   $ (8,459,304)
                                                                   ============
(b) Rates shown are the rates as of March 31, 2002.
(c) Rates shown are the effective yields as of March 31, 2002.
(d) Total or partial securities on loan.
(e) Securities pledged as collateral with a value of $1,746,410 on 550 long U.S. Treasury Notes futures contracts and 220 short U.S. Treasury Notes futures contracts expiring June 2002, 75 long Euro Dollar futures contracts expiring June 2003, 75 long Euro Dollar futures contracts expiring September 2003, 75 long Euro Dollar futures contracts expiring December 2003 and 75 long Euro Dollar futures contracts expiring March 2004. The value of such contracts on March 31, 2002 was $79,794,225, thereby resulting in an unrealized loss of $722,581.
(f) Subject to financing transaction.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
(h) Security in default.
(i) In local currency.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        CORE BOND TOTAL RETURN PORTFOLIO

MARCH 31, 2002 (UNAUDITED)

ASSETS
   Investments at value (Cost $2,060,997,823) ....................................................     $2,055,369,241
   Collateral received for securities loaned .....................................................         22,423,340
   Interest receivable ...........................................................................         18,448,542
   Interest receivable on financing transaction ..................................................             59,181
   Interest receivable on interest rate swaps ....................................................          1,609,978
   Principal receivable ..........................................................................             36,831
   Investments sold receivable ...................................................................         82,589,699
   Capital shares sold receivable ................................................................            705,715
   Prepaid expenses ..............................................................................             96,482
   Unrealized appreciation on interest rate swaps ................................................          1,756,922
   Unrealized appreciation on forward foreign currency contracts .................................            182,505
                                                                                                       --------------
          TOTAL ASSETS ...........................................................................      2,183,278,436
                                                                                                       --------------
LIABILITIES
   Investments purchased payable .................................................................        125,365,958
   Payable upon return of securities loaned ......................................................         22,423,340
   Capital shares redeemed payable ...............................................................          3,059,348
   Distributions payable .........................................................................          8,786,434
   Advisory fees payable .........................................................................            440,288
   Administrative fees payable ...................................................................            274,874
   Transfer agent fees payable ...................................................................            137,405
   Other accrued expenses payable ................................................................             15,530
   Call options written ..........................................................................          6,794,900
   Payable for financing transaction .............................................................         67,393,066
   Futures margin payable ........................................................................            345,925
   Unrealized depreciation on forward foreign currency contracts .................................            213,715
                                                                                                       --------------
          TOTAL LIABILITIES ......................................................................        235,250,783
                                                                                                       --------------
NET ASSETS (Applicable to 68,084,187 BlackRock shares,
   112,831,698 Institutional shares, 8,598,088 Service shares,
   7,185,989 Investor A shares, 4,501,103 Investor B shares and
   2,689,473 Investor C shares outstanding) ......................................................     $1,948,027,653
                                                                                                       ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL AND SERVICE SHARE
   ($1,810,553,852 / 189,513,973) ................................................................              $9.55
                                                                                                                =====
NET ASSET VALUE AND REDEMPTION PRICE PER
   INVESTOR A SHARE ($68,732,618 / 7,185,989) ....................................................              $9.56
                                                                                                                =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($9.56 / 0.960) ......................................              $9.96
                                                                                                                =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($43,018,404 / 4,501,103) ................................................              $9.56
                                                                                                                =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($25,722,779 / 2,689,473) ................................................              $9.56
                                                                                                                =====

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                        CORE PLUS TOTAL RETURN PORTFOLIO

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)         Value
                                      --------       -------     -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 22.8%
   U.S. Treasury Bonds
     10.38%                           11/15/12       $   325     $   405,717
     9.25%                            02/15/16         2,070       2,721,808
     8.13%                            08/15/19         1,275       1,561,527
     8.50%                            02/15/20         2,205       2,797,940
     8.00%                            11/15/21           790         967,565
     5.38%                            02/15/31            50          46,957
   U.S. Treasury Notes
     5.75%                            11/15/05         3,225       3,351,859
     3.50%(e)                         11/15/06         1,960       1,853,731
   U.S. Treasury Strip Notes
     6.19%(c)                         05/15/17         1,270         499,841
                                                                 -----------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $14,519,584)                                              14,206,945
                                                                 -----------
MORTGAGE PASS-THROUGHS -- 40.2%
   Federal Home Loan Mortgage Corp.
     6.63%                            09/15/09         1,000       1,046,813
     7.00%                            03/15/10           415         443,697
     6.50%                            03/01/32         2,000       1,991,250
   Federal National Mortgage Association
     5.50%                         02/06-02/17         6,264       6,129,092
     6.50%                         03/16-04/32         6,647       6,660,177
     6.00%                         01/17-02/17         4,479       4,467,611
     7.00%                         08/31-11/31         1,373       1,401,623
   Government National Mortgage
     Association
     6.50%                            10/15/31         2,953       2,948,622
                                                                 -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $25,262,122)                                              25,088,885
                                                                 -----------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.4%
   Chase Commercial Mortgage Securities
     Corp., Series 99-2, Class A2
     7.20%                            01/15/32           225         236,396
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 01-CK6,
     Class A3
     6.39%                            10/15/11           325         323,448
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 99-C2, Class A2
     6.95%                            09/15/33           400         415,079
   Salomon Brothers Mortgage Securities
     VII, Series 00-C3, Class A2
     6.59%                            10/18/10           500         507,812
                                                                 -----------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $1,506,972)                                                1,482,735
                                                                 -----------
ASSET BACKED SECURITIES -- 1.8%
   Ford Credit Auto Owner Trust,
     Series 02-B, Class A3A
     4.14%                            12/15/05           600         599,625
   Targeted Return Index Securities
     Trust, Series 02, Class 7
     6.00%(b)(f)                      01/25/07           500         494,450
                                                                 -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $1,112,889)                                                1,094,075
                                                                 -----------


                                                       Par
                                      Maturity        (000)         Value
                                      --------       -------     -----------
CORPORATE BONDS -- 27.9%
AEROSPACE -- 1.5%
   Lockheed Martin Corp., Senior
     Unsecured Notes
     8.20%                            12/01/09       $   350     $   387,727
   Northrop Grumman Corp., Senior
     Debentures
     7.75%                            02/15/31            40          40,718
   Northrop Grumman Corp., Senior
     Unsecured Notes
     7.13%                            02/15/11           100         100,386
   Raytheon Co., Senior Notes
     6.55%                            03/15/10            60          59,033
   Raytheon Co., Senior Unsecured Notes
     8.20%                            03/01/06            75          79,812
   Sequa Corp., Senior Unsecured Notes
     8.88%                            04/01/08            10          10,050
     9.00%                            08/01/09            25          25,000
   United Technologies Corp., Unsecured
     Notes
     7.13%                            11/15/10           200         211,194
                                                                 -----------
                                                                     913,920
                                                                 -----------
BANKS -- 2.0%
   Bank One Corp., Senior Unsecured
     Notes
     6.50%                            02/01/06           275         284,539
   Barclays Bank PLC, Unsecured Notes
     8.55%(b)(f)                      06/15/11           125         138,882
   European Investment Bank, Unsecured
     Notes
     5.63%                            01/24/06           360         364,901
   International Finance Corp., Senior
     Unsecured Notes
     7.13%                            04/06/05           100         107,465
   KFW International Finance, Inc.,
     Unsecured Notes
     5.25%                            06/28/06           325         324,878
                                                                 -----------
                                                                   1,220,665
                                                                 -----------
BROADCASTING -- 0.9%
   Adelphia Communications Corp., Senior
     Notes
     9.88%                            03/01/07            75          69,000
   Adelphia Communications Corp.,
     Subordinated Notes
     6.00%                            02/15/06            45          33,019
   Charter Communications Holdings LLC,
     Senior Unsecured Notes
     10.75%                           10/01/09           200         200,000
     11.13%                           01/15/11            50          50,250
   Echostar Broadband Corp., Senior
     Unsecured Notes
     10.38%                           10/01/07            50          53,625
   Echostar DBS Corp., Senior Unsecured
     Notes
     9.13%(f)                         01/15/09           145         148,987
                                                                 -----------
                                                                     554,881
                                                                 -----------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)         Value
                                      --------       -------     -----------
CORPORATE BONDS (CONTINUED)
CHEMICALS -- 0.2%
   Dow Chemical Corp., Senior Unsecured
     Notes
     5.75%                            12/15/08       $   100     $    95,625
   Lyondell Chemical Co., Senior Secured
     Notes
     9.88%                            05/01/07            40          40,900
                                                                 -----------
                                                                     136,525
                                                                 -----------
COMPUTER SOFTWARE & SERVICES -- 0.1%
   Unisys Corp., Senior Unsecured Notes
     8.13%                            06/01/06            45          46,125
                                                                 -----------
CONSTRUCTION -- 0.1%
   Toll Corp., Senior Subordinated Notes
     8.25%                            12/01/11            45          45,900
                                                                 -----------
ENERGY & UTILITIES -- 1.8%
   AES Corp., Senior Unsecured Notes
     8.75%                            12/15/02            90          82,800
   CMS Energy Corp., Senior Unsecured
     Notes
     9.88%                            10/15/07            50          54,625
   Dominion Resources, Inc., Senior
     Unsecured Notes
     6.00%                            01/31/03           300         304,203
   DTE Energy Co., Senior Unsecured
     Notes
     6.00%                            06/01/04           160         163,600
     6.45%                            06/01/06            50          50,582
   Exelon Generation Corp., Senior
     Unsecured Notes
     6.75%                            05/01/11           100          99,859
   FirstEnergy Corp., Senior Unsecured
     Notes
     7.38%                            11/15/31           110          99,749
   Grey Wolf, Inc., Senior Notes
     8.88%                            07/01/07            10          10,250
   Progress Energy, Inc., Senior
     Unsecured Notes
     6.75%                            03/01/06            40          41,063
     7.10%                            03/01/11           185         188,895
     7.75%                            03/01/31            20          20,917
                                                                 -----------
                                                                   1,116,543
                                                                 -----------
ENTERTAINMENT & LEISURE -- 0.8%
   AOL Time Warner, Inc., Senior
     Debentures
     6.63%                            05/15/29           100          88,308
     7.63%                            04/15/31           140         139,754
   Mohegan Tribal Gaming Authority,
     Senior Subordinated Notes
     8.75%                            01/01/09            30          30,825
   Viacom, Inc., Senior Unsecured Notes
     6.40%                            01/30/06            50          50,955
     7.70%                            07/30/10            70          75,036
     6.63%                            05/15/11           135         135,390
                                                                 -----------
                                                                     520,268
                                                                 -----------
FINANCE -- 6.0%
   Anadarko Finance Co., Senior
     Unsecured Notes
     7.50%                            05/01/31            60          61,309


                                                       Par
                                      Maturity        (000)         Value
                                      --------       -------     -----------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Bear Stearns Co., Inc., Senior
     Unsecured Notes
     6.50%                            05/01/06       $   130     $   132,896
   Calpine Canada Energy Finance ULC,
     Senior Unsecured Notes
     8.50%                            05/01/08            75          60,000
   CIT Group, Inc., Senior Unsecured
     Notes
     7.75%                            04/02/12            40          40,200
   Citigroup, Inc., Senior Unsecured Notes
     6.75%                            12/01/05           150         157,560
     5.75%                            05/10/06           155         156,746
   Conoco Global Funding Co., Senior
     Unsecured Notes
     7.25%                            10/15/31           180         184,505
   Ford Motor Credit Co., Senior Notes
     5.80%                            01/12/09           100          90,214
   Ford Motor Credit Co., Senior
     Unsecured Notes
     2.16%(b)                         07/18/05           170         160,956
     7.38%                            10/28/09           275         270,229
   Ford Motor Credit Co., Unsecured
     Notes
     6.88%                            02/01/06           370         368,199
   General Electric Capital Corp., Senior
     Unsecured Notes
     6.80%                            11/01/05            55          58,050
     6.75%                            03/15/32            40          38,748
   General Motors Acceptance Corp.,
     Senior Unsecured Notes
     6.75%                            01/15/06           160         162,210
     7.75%                            01/19/10           175         179,952
     7.25%                            03/02/11           460         456,798
   John Deere Capital Corp., Senior
     Unsecured Notes
     7.00%                            03/15/12            75          74,723
   Lehman Brothers Holdings, Inc., Senior
     Unsecured Notes
     6.25%                            05/15/06           240         243,919
   Morgan Stanley Dean Witter & Co.,
     Senior Unsecured Notes
     5.80%                            04/01/07           275         274,178
   Qwest Capital Funding, Inc., Senior
     Unsecured Notes
     5.88%                            08/03/04            50          42,968
     7.00%                            08/03/09           155         125,864
   Sprint Capital Corp., Senior Unsecured
     Notes
     5.88%                            05/01/04            50          47,580
     7.13%                            01/30/06           125         121,258
   Verizon Global Funding Corp., Senior
     Unsecured Notes
     7.25%                            12/01/10           250         256,911
                                                                 -----------
                                                                   3,765,973
                                                                 -----------
FOOD & AGRICULTURE -- 1.0%
   General Mills, Inc., Senior Unsecured
     Notes
     5.13%                            02/15/07            85          85,797
     6.00%                            02/15/12           130         124,962
   Kellogg Co., Senior Unsecured Notes
     6.60%                            04/01/11           240         241,835

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)         Value
                                      --------       -------     -----------
CORPORATE BONDS (CONTINUED)
FOOD & AGRICULTURE (CONTINUED)
   Kraft Foods, Inc., Senior Unsecured
     Notes
     5.63%                            11/01/11       $    75     $    71,223
   Kroger Co., Senior Unsecured Notes
     7.80%                            08/15/07           100         107,300
                                                                 -----------
                                                                     631,117
                                                                 -----------
INSURANCE -- 0.8%
   Allstate Corp., Senior Unsecured Notes
     5.38%                            12/01/06           125         123,484
   Marsh & McLennan Cos., Inc., Senior
     Unsecured Notes
     6.25%(f)                         03/15/12           115         114,107
   Metropolitan Life Insurance Co., Senior
     Unsecured Notes
     6.13%                            12/01/11           100          97,141
   Prudential Insurance Co., Subordinated
     Notes
     8.30%                            07/01/25           150         157,182
                                                                 -----------
                                                                     491,914
                                                                 -----------
MANUFACTURING -- 0.3%
   Collins & Aikman Products Co., Senior
     Unsecured Notes
     10.75%(f)                        12/31/11            20          20,250
   Dresser, Inc., Senior Subordinated
     Notes
     9.38%                            04/15/11            50          51,500
   Honeywell International, Inc., Senior
     Unsecured Notes
     6.88%                            10/03/05            50          52,009
     7.50%                            03/01/10            80          85,114
                                                                 -----------
                                                                     208,873
                                                                 -----------
MEDICAL & MEDICAL SERVICES -- 0.2%
   HEALTHSOUTH Corp., Senior
     Subordinated Notes
     10.75%                           10/01/08           100         109,500
                                                                 -----------
MOTOR VEHICLES -- 0.2%
   DaimlerChrysler North America
     Holdings, Inc., Senior Unsecured
     Notes
     7.20%                            09/01/09           150         150,280
                                                                 -----------
OIL & GAS -- 1.3%
   Amerada Hess Corp., Senior
     Unsecured Notes
     5.90%                            08/15/06           175         173,779
   Chesapeake Energy Corp., Senior
     Unsecured Notes
     8.38%                            11/01/08            25          25,375
   El Paso Corp., Senior Unsecured Notes
     7.75%                         06/10-01/32           195         193,925
   Hanover Equipment Trust, Senior
     Secured Notes
     8.50%                            09/01/08            40          40,400
   Occidental Petroleum Corp., Senior
     Unsecured Notes
     6.75%                            01/15/12           175         176,313
   Phillips Petroleum Co., Senior
     Debentures
     7.00%                            03/30/29            80          79,868


                                                       Par
                                      Maturity        (000)         Value
                                      --------       -------     -----------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
   Pogo Producing Co., Senior
     Subordinated Notes, Series B
     10.38%                           02/15/09       $    75     $    82,688
   Transocean Sedco Forex, Inc., Senior
     Unsecured Notes
     7.50%                            04/15/31            40          38,863
                                                                 -----------
                                                                     811,211
                                                                 -----------
PAPER & FOREST PRODUCTS -- 0.7%
   Caraustar Industries, Inc., Senior
     Subordinated Notes
     9.88%                            04/01/11            50          53,000
   Caraustar Industries, Inc., Senior
     Unsecured Notes
     7.38%                            06/01/09            25          24,564
   International Paper Co., Senior
     Unsecured Notes
     8.13%                            07/08/05            90          95,965
   Tembec Industries, Inc., Senior
     Unsecured Notes
     8.50%                            02/01/11            20          20,550
   Weyerhaeuser Co., Senior Unsecured
     Notes
     6.00%                            08/01/06           125         123,280
   Weyerhaeuser Co., Unsecured Notes
     6.75%(f)                         03/15/12           125         122,752
                                                                 -----------
                                                                     440,111
                                                                 -----------
REAL ESTATE -- 0.2%
   EOP Operating LP, Senior Unsecured
     Notes
     7.88%                            07/15/31           150         149,378
                                                                 -----------
RESTAURANTS -- 0.2%
   Tricon Global Restaurants, Inc., Senior
     Unsecured Notes
     8.88%                            04/15/11           110         116,600
                                                                 -----------
RETAIL MERCHANDISING -- 0.2%
   Sears Roebuck Acceptance Corp.,
     Senior Unsecured Notes
     7.00%                            02/01/11           125         126,685
                                                                 -----------
TELECOMMUNICATIONS -- 3.0%
   AT&T Corp., Unsecured Notes
     7.30%(d)(f)                      11/15/11           315         304,577
     8.00%(f)                         11/15/31           190         183,783
   Citizens Communications Co., Senior
     Unsecured Notes
     9.00%                            08/15/31            50          52,486
   Comcast Cable Communications Corp.,
     Senior Unsecured Notes
     6.38%                            01/30/06           200         201,014
     6.88%                            06/15/09            70          68,860
   Nextel Communications, Inc., Senior
     Unsecured Notes
     9.38%                            11/15/09            30          20,025
     9.50%                            02/01/11            10           6,500
   Panamsat Corp., Senior Unsecured
     Notes
     8.50%(f)                         02/01/12            75          74,625

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)


                                                      Par(g)
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)         Value
                                      --------       -------     -----------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Qwest Corp., Senior Unsecured Notes
     7.20%                            11/01/04       $   150     $   141,621
   Qwest Corp., Unsecured Notes
     8.88%(f)                         03/15/12            25          24,820
   Triton PCS, Inc., Senior Subordinated
     Notes
     9.38%                            02/01/11            10           9,575
   Verizon New England, Inc., Senior
     Debentures
     6.50%                            09/15/11            30          29,358
   Verizon New York, Inc., Senior
     Unsecured Notes
     6.88%                            04/01/12            80          79,736
   Verizon Pennsylvania, Inc., Debentures
     5.65%                            11/15/11           125         117,106
   Vodafone Group PLC, Senior
     Unsecured Notes
     7.75%                            02/15/10           200         214,168
   WorldCom, Inc., Senior Unsecured
     Notes
     8.25%                            05/15/10           250         224,668
     7.50%                            05/15/11           130         108,674
                                                                 -----------
                                                                   1,861,596
                                                                 -----------
TRANSPORTATION -- 0.4%
   Burlington Northern Santa Fe Corp.,
     Senior Debentures
     7.95%                            08/15/30            70          76,526
   Burlington Northern Santa Fe Corp.,
     Unsecured Notes
     6.38%                            12/15/05           140         143,260
   Norfolk Southern Corp., Senior Notes
     7.05%                            05/01/37            50          52,219
                                                                 -----------
                                                                     272,005
                                                                 -----------
WASTE MANAGEMENT -- 0.4%
   Allied Waste North America, Inc.,
     Senior Secured Notes
     8.50%(f)                         12/01/08           215         218,225
   Allied Waste North America, Inc.,
     Senior Subordinated Notes,
     Series B
     10.00%                           08/01/09            20          20,100
                                                                 -----------
                                                                     238,325
                                                                 -----------
YANKEE -- 5.6%
   Buoni Poliennali del Tesoro
     5.00%                            06/15/03         2,240       1,976,246
   Canadian National Railway Co., Senior
     Notes
     6.90%                            07/15/28            35          34,301
   Deutsche Telekom International
     Finance BV, Senior
     Unsecured Notes
     7.75%                            06/15/05            60          62,432
     8.00%                            06/15/10            50          52,084
   Federative Republic of Brazil
     11.50%                           03/12/08           130         128,903


                                                 Par(g)/Shares
                                      Maturity        (000)         Value
                                      --------   -------------   -----------
CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   Republic of Colombia, Senior
     Unsecured Notes
     9.75%                            04/09/11       $   165     $   168,581
   Republic of Colombia, Unsecured
     Notes
     10.00%                           01/23/12            53          50,483
   Republic of Panama
     9.63%                            08/08/11           140         145,250
   Republic of Panama, Senior Notes
     8.25%                            04/22/08           120         120,600
   Republic of Uruguay
     7.88%                            03/25/09           110          93,367
   Tyco International Group SA, Senior
     Unsecured Notes
     6.38%                            10/15/11           260         231,400
   United Mexican States
     8.13%                            12/30/19           350         345,975
   United Mexican States, Senior
     Unsecured Notes
     8.30%                            08/15/31            75          74,625
                                                                 -----------
                                                                   3,484,247
                                                                 -----------
TOTAL CORPORATE BONDS
  (Cost $17,721,417)                                              17,412,642
                                                                 -----------
FOREIGN BONDS -- 1.5%
   Government of Canada
     6.00%                            06/01/11         1,120         712,711
   Government of New Zealand
     6.00%                            11/15/11           495         204,496
                                                                 -----------
TOTAL FOREIGN BONDS
  (Cost $938,567)                                                    917,207
                                                                 -----------
SHORT TERM INVESTMENTS -- 11.7%
   Federal Home Loan Bank Discount
     Notes
     1.61%                            04/01/02         4,500       4,500,000
   Galileo Money Market Fund                           2,797       2,797,355
                                                                 -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,297,355)                                                7,297,355
                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $68,358,906(a))                               108.3%     $67,499,844

LIABILITIES IN EXCESS OF OTHER
  ASSETS
  (Including $5,368,631 of investment
  purchases payable)                                  (8.3)%      (5,166,488)
                                                     -------     -----------
NET ASSETS (Applicable to 5,880,163
   BlackRock shares, 397,041 Institutional
   shares, 10 Service shares, 7,926
   Investor A shares, 10 Investor B shares
   and 10 Investor C shares outstanding)              100.0%     $62,333,356
                                                     =======     ===========

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2002 (UNAUDITED)                                    Value
                                                                 -----------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER BLACKROCK SHARE
   ($58,318,633 / 5,880,163)                                          $ 9.92
                                                                      ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($4,014,523 / 404,977)                                             $ 9.91
                                                                      ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                                  $ 9.91
                                                                      ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($9.91 / 0.960)                                                    $10.32
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($100 / 10)                                                        $ 9.91
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($100 / 10)                                                        $ 9.91
                                                                      ======
----------
(a) Cost for Federal income tax purposes is $68,399,311. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                           $  32,611
           Gross unrealized depreciation                            (932,078)
                                                                   ---------
                                                                   $(899,467)
                                                                   =========
(b) Rates shown are the rates as of March 31, 2002.
(c) Rates shown are the effective yields as of March 31, 2002.
(d) Securities pledged as collateral with a value of $304,183 on 11 long U.S. Treasury Bonds futures contracts and 5 long U.S. Treasury Notes futures contracts expiring June 2002, 4 long Euro Dollar futures contracts expiring June 2003, 4 long Euro Dollar futures contracts expiring September 2003, 4 long Euro Dollar futures contracts expiring December 2003 and 4 long Euro Dollar futures contracts expiring March 2004. The value of such contracts on March 31, 2002 was $5,081,116, thereby resulting in an unrealized loss of $41,903.
(e) Subject to financing transaction.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
(g) In local currency.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           GOVERNMENT INCOME PORTFOLIO

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)         Value
                                      --------       -------     -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 21.1%
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                            10/01/16       $   343     $   354,549
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                            10/01/18           210         202,645
   U.S. Treasury Bonds
     8.00%(e)                         11/15/21         2,800       3,429,345
   U.S. Treasury Notes
     2.75%                            10/31/03         4,000       3,964,532
     5.75%                            11/15/05           310         322,194
     4.63%                            05/15/06           400         398,453
     6.00%                            08/15/09           200         208,094
     5.00%(e)                      02/11-08/11         3,025       2,926,596
                                                                 -----------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $11,967,019)                                              11,806,408
                                                                 -----------
MORTGAGE PASS-THROUGHS -- 79.0%
   Federal Home Loan Mortgage Corp.
     7.75%                         11/03-04/08            13          13,050
     7.81%                            07/01/09             8           8,227
     8.00%                         05/12-11/26         1,916       2,029,383
     6.00%                            12/01/12           411         415,315
     5.50%                         10/13-11/13         1,435       1,421,688
     7.50%                            11/01/25            10          10,777
   Federal Home Loan Mortgage Corp.
     Gold
     5.50%                         05/14-04/16           875         859,616
     6.00%                            05/01/14           417         419,232
     6.50%                            06/01/29           371         371,115
   Federal National Mortgage Association
     7.00%                         08/09-12/11           479         498,380
     6.00%                         11/09-09/31         9,148       9,011,540
     6.50%                         01/13-12/31         4,970       4,967,752
     8.50%                            01/01/13           348         366,754
     8.00%                         11/13-08/14           201         212,573
     5.50%(d)                      12/13-02/17        14,964      14,683,367
     7.50%                         06/24-04/26           405         422,757
   Government National Mortgage
     Association
     8.00%                            04/20/13           114         120,928
     6.00%                         01/14-06/14           729         736,522
     5.50%                            03/15/14         1,332       1,323,832
     6.50%                         11/23-11/29         4,353       4,363,030
     7.50%                         04/27-12/27           296         309,740
     7.00%                         10/27-06/28         1,561       1,596,134
                                                                 -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $43,949,362)                                              44,161,712
                                                                 -----------


                                                   Par/Shares
                                      Maturity        (000)         Value
                                      --------     ----------    -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.3%
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%(c)                         04/25/21       $    42     $    41,294
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     7.00%(c)                         02/17/17           141          28,377
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     7.00%(c)                         02/17/17           141         119,507
                                                                 -----------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $209,014)                                                    189,178
                                                                 -----------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 0.5%
   Goldman Sachs Mortgage Securities
     Corp., Series 98-1, Class A
     8.00%                            09/20/27           118         125,159
   Goldman Sachs Mortgage Securities
     Corp., Series 98-2, Class A
     7.75%                            05/19/27           125         130,424
                                                                 -----------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $249,282)                                                    255,583
                                                                 -----------
PROJECT LOANS -- 0.4%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%
   (Cost $217,717)                    09/01/22           211         208,481
                                                                 -----------
ASSET BACKED SECURITIES -- 0.4%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.55%(b)
   (Cost $201,481)                    07/15/25           202         201,258
                                                                 -----------
SHORT TERM INVESTMENTS -- 3.6%
   Galileo Money Market Fund
   (Cost $2,018,434)                                   2,018       2,018,434
                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $58,812,309(a))                               105.3%      58,841,054

LIABILITIES IN EXCESS OF OTHER
  ASSETS
  (Including $2,927,323 of payable for
  financing transactions)                              (5.3%)     (2,907,612)
                                                     -------     -----------
NET ASSETS (Applicable to 1,552,271
   Investor A shares, 3,129,755 Investor B
   shares and 715,462 Investor C shares
   outstanding)                                       100.0%     $55,933,442
                                                     =======     ===========

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2002 (UNAUDITED)                                    Value
                                                                 -----------
NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($16,091,426 / 1,552,271)                                          $10.37
                                                                      ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.37 / 0.955)                                                   $10.86
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($32,437,469 / 3,129,755)                                          $10.36
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($7,404,547 / 715,462)                                             $10.35
                                                                      ======
----------
(a) Cost for Federal income tax purposes is $58,909,520. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                           $ 549,462
           Gross unrealized depreciation                            (617,928)
                                                                   ---------
                                                                   $ (68,466)
                                                                   =========
(b) Rates shown are the rates as of March 31, 2002.
(c) Rates shown are the effective yields as of March 31, 2002.
(d) Securities pledged as collateral with a value of $387,800 on 179 long U.S. Treasury Notes futures contracts and 5 long U.S. Treasury Bonds futures contracts expiring June 2002, 24 long Euro Dollar futures contracts expiring September 2004, 3 long Euro Dollar futures contracts expiring March 2005, 3 long Euro Dollar futures contracts expiring June 2005, 3 long Euro Dollar futures contracts expiring September 2005 and 3 long Euro Dollar futures contracts expiring December 2005. The value of such contracts on March 31, 2002 was $27,398,078, thereby resulting in an unrealized loss of $97,714.
(e) Subject to financing transaction.


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                                 GNMA PORTFOLIO

                                                   Par/Shares
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)         Value
                                      --------     ----------    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.7%
   U.S. Treasury Bonds
     8.00%
   (Cost $3,440,294)                  11/15/21       $ 2,800     $  3,429,345
                                                                 ------------
MORTGAGE PASS-THROUGHS -- 105.0%
   Federal Home Loan Mortgage Corp.
     8.75%                            02/01/05             7            6,891
     9.00%                            05/01/05            74           77,481
     8.50%                            07/01/07            16           16,182
     8.56%                            11/01/07            12           12,811
     5.50%                         02/09-03/14         2,810        2,794,423
     6.00%                         11/13-01/29           621          607,919
     7.50%                         02/27-05/27           357          371,680
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                         12/13-04/31        14,160       14,176,022
     5.50%                            04/01/16           837          817,724
     6.00%                            08/01/16           359          358,108
     8.00%                            07/01/17           260          279,522
     9.00%                            12/01/19             3            3,597
     7.50%                            09/01/26             1            1,393
   Federal National Mortgage Association
     6.00%                         04/11-01/32         2,821        2,798,816
     7.00%                            05/01/11           757          787,071
     6.50%                         02/13-09/31         1,754        1,780,776
     8.00%                         11/13-08/14           693          732,301
     5.50%                         12/13-03/17        14,146       13,870,982
     8.50%                         04/21-10/24            50           53,373
   Government National Mortgage
     Association
     8.00%                         12/07-08/24         2,710        2,891,399
     5.50%                         03/14-09/16        15,446       15,245,139
     6.00%                         02/16-10/16        49,750       49,920,964
     8.50%                         02/17-09/21         1,300        1,413,440
     7.00%                         09/17-07/29        11,134       11,403,828
     9.00%                         05/18-07/21           947        1,041,207
     10.00%                           12/15/20            12           13,026
     7.50%                         01/22-11/29         8,323        8,731,501
     6.50%(c)(d)                   06/23-02/32        85,551       85,563,278
   Government National Mortgage
     Association II
     6.00%                            02/20/29           736          715,854
                                                                 ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $216,063,654)                                             216,486,708
                                                                 ------------
PROJECT LOANS -- 0.5%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%
   (Cost $1,135,352)                  09/01/22         1,109        1,094,528
                                                                 ------------
ASSET BACKED SECURITIES -- 0.3%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     2.55%(b)
   (Cost $604,443)                    07/15/25           605          603,773
                                                                 ------------
SHORT TERM INVESTMENTS -- 2.0%
   Galileo Money Market Fund
   (Cost $4,176,202)                                   4,176        4,176,202
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $225,419,945(a))                              109.5%      225,790,556

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including
  $12,829,209 of reverse
  repurchase agreements payable)                       (9.5%)     (19,657,387)
                                                     -------     ------------


                                                                     Value
                                                                 ------------
NET ASSETS (Applicable to 16,757,994
   Institutional shares, 40,609 Service
   shares, 771,891 Investor A shares,
   1,176,687 Investor B shares and
   1,927,963 Investor C shares
   outstanding)                                       100.0%     $206,133,169
                                                     =======     ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($167,062,039 / 16,757,994)                                         $ 9.97
                                                                       ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SERVICE SHARE
   ($404,641 / 40,609)                                                 $ 9.96
                                                                       ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($7,724,812 / 771,891)                                              $10.01
                                                                       ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.01 / 0.960)                                                    $10.43
                                                                       ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($11,735,411/ 1,176,687)                                            $ 9.97
                                                                       ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($19,206,266 / 1,927,963)                                           $ 9.96
                                                                       ======
----------
(a) Cost for Federal income tax purposes is $225,421,924. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                          $ 2,333,833
           Gross unrealized depreciation                           (1,965,201)
                                                                  -----------
                                                                  $   368,632
                                                                  ===========
(b) Rates shown are the rates as of March 31, 2002.

(c) Securities with a market value of $13,294,892 have been pledged as collateral for reverse repurchase agreements.

(d) Securities pledged as collateral with a value of $613,683 on 58 long U.S. Treasury Notes futures contracts and 194 short U.S. Treasury Notes futures contracts expiring June 2002, 73 long Euro Dollar futures contracts expiring September 2004, 9 long Euro Dollar futures contracts expiring March 2005, 9 long Euro Dollar futures contracts expiring June 2005, 9 long Euro Dollar futures contracts expiring September 2005 and 9 long Euro Dollar futures contracts expiring December 2005. The value of such contracts on March 31, 2002 was $51,282,931, thereby resulting in an unrealized gain of $149,897.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                            MANAGED INCOME PORTFOLIO

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 23.4%
   Overseas Private Investment Co.
     4.86%                            12/16/06       $   347     $      350,893
     5.69%                            12/16/06           773            788,442
     5.92%                            12/16/06         2,361          2,394,428
     6.38%                            12/16/06         2,207          2,258,284
     6.46%                            12/16/06           239            244,365
     6.53%                            12/16/06           577            592,179
     6.66%                            12/16/06         1,052          1,081,535
     6.87%                            12/16/06         1,148          1,184,748
     7.01%                            12/16/06           753            778,362
     7.42%                            12/16/06         1,723          1,794,432
     6.27%                         12/06-05/12         3,878          3,956,849
     5.46%                            05/29/12           489            475,235
     5.79%                            05/29/12           855            850,185
     5.88%                            05/29/12           587            581,436
     5.94%                            05/29/12         1,616          1,595,164
     5.95%                            05/29/12           460            454,763
     6.10%                            05/29/12           540            538,239
     6.81%                            05/29/12           638            648,540
     6.84%                            05/29/12           830            854,458
     6.89%                            05/29/12         5,077          5,205,294
     6.91%                            05/29/12         1,706          1,746,564
     7.35%                            05/29/12           452            471,000
   Overseas Private Investment Co.
     (Commitment)
     1.00%                            09/30/03        19,007         19,007,340
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.38%                            02/01/16         4,789          4,832,880
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                            11/01/16         7,403          7,605,587
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     2.60%(b)                         08/15/22         1,783          1,776,977
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                            02/01/17         5,512          5,681,973
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                            06/01/17         1,721          1,777,426
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                            07/01/17         9,999         10,222,517
   U.S. Treasury Bonds
     10.38%                           11/15/12         6,825          8,520,057
     9.25%                            02/15/16        26,345         34,640,593
     8.13%                            08/15/19         8,900         10,900,070
     8.50%                            02/15/20        40,443         51,318,406
     8.75%                            08/15/20           775          1,008,348
     5.38%                            02/15/31         2,630          2,469,941
   U.S. Treasury Notes
     5.75%                            11/15/05        38,455         39,967,666
     3.50%(f)                         11/15/06        25,010         23,653,983
     6.13%                            08/15/07        13,415         14,095,704
     6.00%(f)                         08/15/09         3,265          3,397,131


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
   U.S. Treasury Strip Notes
     5.91%(c)                         05/15/17       $24,375     $    9,593,415
     5.96%(c)                         05/15/18        13,800          5,066,905
     5.89%(c)                         11/15/18        14,000          4,975,096
     5.10%(c)                         02/15/19        19,810          6,942,454
                                                                 --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $300,960,992)                                               296,299,864
                                                                 --------------
MORTGAGE PASS-THROUGHS -- 38.7%
   Federal Home Loan Mortgage Corp.
     10.49%(b)                        10/15/07           662            664,347
     6.50%                         03/09-04/29         5,720          5,858,096
     6.63%                            09/15/09        11,675         12,221,542
     6.88%                            09/15/10           180            190,830
     6.00%                         11/12-07/14         1,709          1,724,339
     7.50%                         02/23-10/27         1,265          1,320,435
     7.00%                            05/01/26           158            160,705
   Federal Home Loan Mortgage Corp.
     Gold
     6.50%                         03/11-05/31        11,577         11,590,384
     6.00%                         05/14-06/31         6,132          6,074,692
     7.00%                            04/01/29           142            144,638
   Federal National Mortgage Association
     9.50%                         03/05-07/16           458            504,937
     7.00%                         06/06-01/32        23,710         24,225,229
     6.00%                         05/08-02/32       102,410        101,588,782
     6.50%                         02/11-04/32        37,074         37,572,228
     5.50%                         09/13-04/17       221,025        216,906,339
     7.50%                            02/01/30            80             82,780
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                            12/01/03           889            899,494
   Federal National Mortgage Association
     Benchmark Note
     7.25%                            01/15/10         2,650          2,884,501
   Government National Mortgage
     Association
     8.50%                         01/10-11/21           236            256,590
     9.50%                         09/16-10/17           102            113,119
     9.00%                         03/18-08/20           414            455,025
     7.50%                         04/23-09/27           466            488,683
     6.50%                         11/23-07/29        39,106         39,219,239
     7.00%                         02/26-09/28        13,847         14,159,889
   Government National Mortgage
     Association II
     9.50%                         05/17-12/24           292            322,824
   MLCC Mortgage Investors, Inc.,
     Series 95-C, Class D
     7.57%(b)                         05/25/15         2,272          2,277,182
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%(c)                        06/15/21        36,885            899,074
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                            04/25/28         1,568          1,571,976
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                            04/25/28         5,500          5,651,250
                                                                 --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $487,451,881)                                               490,029,149
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.2%
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.00%(c)                         12/25/23       $ 1,960     $    1,093,925
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%(c)                         04/25/24         1,875          1,103,320
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.00%(c)                         10/25/29           618            427,485
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%(c)                         07/01/26           387            335,418
                                                                 --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $2,319,718)                                                   2,960,148
                                                                 --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.6%
   COMM, Series 99-1, Class A2
     6.46%                            09/15/08         2,239          2,283,075
   Commercial Capital Access One,
     Series 98-3, Class A1
     6.30%                            11/15/28         5,067          5,151,905
   Morgan Stanley Capital Investments,
     Series 96-WF1, Class A3
     7.43%                            11/15/28           150            160,792
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                            11/25/13         9,295          9,387,710
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%(b)                         12/28/12         6,238          6,284,854
   Union Planters Mortgage Finance
     Corp., Series 98-1, Class A3
     6.60%                            01/25/28         9,094          9,107,709
   USGI, Series 87
     7.43%                            12/01/22           778            776,522
                                                                 --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $32,252,422)                                                 33,152,567
                                                                 --------------
PROJECT LOANS -- 2.4%
   Federal Housing Authority, Elmwood
     Manor Project Loan
     9.75%                            03/01/32           830            827,746
   Federal Housing Authority, Lakeland
     Nursing, Construction Loan Collateral
     7.88%                            12/01/34        11,631         11,999,200
   Federal Housing Authority,
     Meadowbrook of Topeka,
     Construction Loan Collateral
     8.50%                            08/01/22           161            161,483
   Quabbin Valley Healthcare,
     Construction Loan Collateral
     7.66%                            06/01/39         1,017          1,041,603
   Whittier Rehab At Haverhill Project Loan
     7.60%                            12/01/39         9,099          9,260,886
   Whittier Rehab At Westborough Project
     Loan
     8.13%                            02/28/37         7,045          7,358,732
                                                                 --------------
TOTAL PROJECT LOANS
  (Cost $29,571,512)                                                 30,649,650
                                                                 --------------


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
ASSET BACKED SECURITIES -- 4.1%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                            09/15/19       $ 8,207     $    7,468,131
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.36%(c)                         08/15/06         8,800          7,936,284
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                            09/15/19         4,266          3,943,789
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                            12/15/19         1,994          1,820,443
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                            07/15/27         5,469          5,650,618
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                            10/15/27         8,264          8,450,190
   Railcar Leasing LLC, Series 97-1,
     Class A1
     6.75%                            07/15/06         7,421          7,667,297
   Targeted Return Index Securities Trust,
     Series 02, Class 7
     6.00%(b)(g)                      01/25/07         5,500          5,438,950
   The Money Store Small Business
     Administration Loan-Backed
     Securities, Series 97-1, Class A
     2.65%(b)                         04/15/28         4,009          3,911,041
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $52,241,055)                                                 52,286,743
                                                                 --------------
CORPORATE BONDS -- 26.0%
AEROSPACE -- 1.2%
   Lockheed Martin Corp.
     6.50%                            04/15/03           850            870,368
     8.20%                            12/01/09         6,700          7,422,193
   Northrop Grumman Corp.
     7.13%                            02/15/11         1,800          1,806,953
   United Technologies Corp.
     4.88%                            11/01/06         4,500          4,389,278
                                                                 --------------
                                                                     14,488,792
                                                                 --------------
AIR TRANSPORTATION -- 0.2%
   Continental Airlines
     7.06%                            03/15/11         2,045          2,003,631
                                                                 --------------
BANKS -- 2.4%
   Bank One Corp.
     6.50%                            02/01/06         5,910          6,114,994
   Barclays Bank PLC
     8.55%(b)(e)(g)                   06/15/11         3,850          4,277,577
   European Investment Bank
     5.63%                            02/03/05         5,500          5,650,375
   First Union Corp.
     7.55%(d)                         08/18/05         1,350          1,441,221
     6.30%                            04/15/28         1,300          1,326,000
   International Finance Corp.
     7.13%                            04/06/05         3,875          4,164,292
   KFW International Finance, Inc.
     5.25%                            06/28/06         7,700          7,697,105
                                                                 --------------
                                                                     30,671,564
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
CHEMICALS -- 0.2%
   Dow Chemical Corp.
     5.25%                            05/14/04       $ 1,170     $    1,177,647
     5.75%                            12/15/08           980            937,125
                                                                 --------------
                                                                      2,114,772
                                                                 --------------
ENERGY & UTILITIES -- 2.5%
   Avon Energy Partners Holdings
     6.73%                            12/11/02         1,100          1,113,941
   Dominion Resources, Inc.
     6.00%                            01/31/03         4,350          4,410,943
   DTE Energy Co.
     6.13%                            10/01/10           875            851,972
     7.05%                            06/01/11         1,360          1,382,916
   FirstEnergy Corp.
     7.38%                            11/15/31         1,345          1,219,663
   Florida Power Corp.
     6.65%                            07/15/11         2,000          2,004,818
   Limestone Electron Trust
     8.63%(g)                         03/15/03         2,920          2,949,200
   Pinnacle Partners
     8.83%                            08/15/04         7,075          7,004,250
   Progress Energy, Inc.
     6.75%                            03/01/06         3,675          3,772,645
   WPD Holdings
     6.75%                            12/15/04         6,500          6,546,735
                                                                 --------------
                                                                     31,257,083
                                                                 --------------
ENTERTAINMENT & LEISURE -- 0.9%
   AOL Time Warner, Inc.
     9.13%                            01/15/13         2,655          3,009,406
     7.25%                            10/15/17           940            925,603
     9.15%                            02/01/23           500            556,834
     8.38%                            03/15/23         1,270          1,393,825
   Viacom, Inc.
     7.75%                            06/01/05         1,120          1,192,679
     7.70%                            07/30/10         3,730          3,998,333
     6.63%                            05/15/11           600            601,732
                                                                 --------------
                                                                     11,678,412
                                                                 --------------
FINANCE -- 4.8%
   Anadarko Finance Co.
     7.50%                            05/01/31           755            771,472
   Bear Stearns Co., Inc.
     6.50%                            05/01/06           930            950,720
   CIT Group, Inc.
     7.75%                            04/02/12           850            854,250
   Citigroup, Inc.
     5.75%                            05/10/06         3,685          3,726,501
   Ford Motor Credit Co.
     7.50%                            03/15/05         3,300          3,358,344
     2.16%(b)                         07/18/05         3,485          3,299,598
     7.60%                            08/01/05           125            127,189
     6.88%                            02/01/06         7,075          7,040,552
     5.80%                            01/12/09         2,760          2,489,912
     7.38%                            10/28/09         1,600          1,572,243
   General Electric Capital Corp.
     5.38%(d)                         03/15/07         1,110          1,099,088
     6.75%                            03/15/32           790            765,265
   General Motors Acceptance Corp.
     6.75%                            01/15/06         3,400          3,446,971
     7.75%                            01/19/10         5,450          5,604,224
     7.25%                            03/02/11         3,595          3,569,975


                                                       Par
                                      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   John Deere Capital Corp.
     7.00%                            03/15/12       $   900     $      896,679
   Larwin Group - Participation in Asset
     Exchange
     8.00%                            12/01/09             9              8,196
   Lehman Brothers Holdings, Inc.
     6.25%                            05/15/06         3,990          4,055,157
   Morgan Stanley Dean Witter & Co.
     5.80%                            04/01/07         5,525          5,508,480
   Qwest Capital Funding, Inc.
     7.00%                            08/03/09           700            568,417
   Riggs Capital Trust
     8.63%                            12/31/26           400            292,000
   Riggs Capital Trust II Preferred
     Securities, Series C
     8.88%                            03/15/27         2,000          1,460,000
   Sprint Capital Corp.
     7.13%                            01/30/06         1,335          1,295,038
   Sun Life Canada Capital Trust
     8.53%                            05/29/49         4,630          4,716,794
   Verizon Global Funding Corp.
     6.75%(d)                         12/01/05         2,225          2,312,743
     7.25%                            12/01/10           490            503,546
                                                                 --------------
                                                                     60,293,354
                                                                 --------------
FOOD & AGRICULTURE -- 1.0%
   Anheuser-Busch Co.
     5.63%                            10/01/10           395            381,084
   General Mills, Inc.
     5.13%                            02/15/07         2,060          2,079,323
     6.00%                            02/15/12         2,335          2,244,519
   Kellogg Co.
     6.00%(d)                         04/01/06         2,950          2,982,462
     6.60%                            04/01/11         2,000          2,015,288
   Kraft Foods, Inc.
     5.63%                            11/01/11         1,325          1,258,273
   Pharmacia Corp.
     6.50%                            12/01/18         2,080          2,028,780
                                                                 --------------
                                                                     12,989,729
                                                                 --------------
INSURANCE -- 1.5%
   AFC Capital Trust I
     8.21%                            02/03/27         2,635          2,511,735
   Allstate Corp.
     7.88%                            05/01/05         3,100          3,332,487
   Equitable Cos., Inc.
     9.00%                            12/15/04         5,555          6,029,808
   Metropolitan Life Insurance Co.
     6.13%                            12/01/11         4,770          4,633,616
   Prudential Insurance Co.
     8.30%                            07/01/25         2,260          2,368,209
                                                                 --------------
                                                                     18,875,855
                                                                 --------------
MANUFACTURING -- 0.2%
   Honeywell International, Inc.
     6.88%                            10/03/05           500            520,083
     5.13%                            11/01/06         2,000          1,943,012
                                                                 --------------
                                                                      2,463,095
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
MOTOR VEHICLES -- 0.2%
   DaimlerChrysler North America
     Holdings, Inc.
     6.40%                            05/15/06       $   930     $      931,704
     7.20%                            09/01/09         2,100          2,103,916
                                                                 --------------
                                                                      3,035,620
                                                                 --------------
OIL & GAS -- 1.1%
   Amerada Hess Corp.
     7.88%                            10/01/29         2,745          2,902,838
   Consolidated Natural Gas Co.
     5.38%                            11/01/06         1,850          1,841,906
   KN Energy, Inc.
     7.25%                            03/01/28         3,220          3,069,493
   Michigan Consolidated Gas Co.
     6.13%                            09/01/08         1,675          1,630,937
   Occidental Petroleum Corp.
     6.75%                            01/15/12         1,200          1,209,000
     8.45%                            02/15/29           889          1,008,889
   Tosco Corp.
     8.13%                            02/15/30         2,005          2,247,445
                                                                 --------------
                                                                     13,910,508
                                                                 --------------
PAPER & FOREST PRODUCTS -- 0.4%
   Weyerhaeuser Co.
     6.00%                            08/01/06         1,475          1,454,704
     6.13%(d)                         03/15/07         2,700          2,676,672
     5.95%                            11/01/08         1,525          1,451,952
                                                                 --------------
                                                                      5,583,328
                                                                 --------------
PIPELINES -- 0.3%
   Conoco, Inc.
     5.90%                            04/15/04         2,900          2,983,224
     5.45%                            10/15/06           775            769,089
                                                                 --------------
                                                                      3,752,313
                                                                 --------------
RETAIL MERCHANDISING -- 0.2%
   Sears Roebuck Acceptance Corp.
     7.00%                            02/01/11         2,250          2,280,337
                                                                 --------------
TELECOMMUNICATIONS -- 2.8%
   AT&T Corp.
     6.50%(g)                         11/15/06         1,480          1,455,468
     7.30%(g)                         11/15/11         2,310          2,233,566
     8.00%(g)                         11/15/31         4,665          4,512,359
   Citizens Communications Co.
     9.00%                            08/15/31           875            918,513
   Comcast Cable Communications Corp.
     6.38%                            01/30/06         3,775          3,794,139
     8.88%                            05/01/17         1,175          1,316,000
   Qwest Corp.
     7.20%(d)                         11/01/04         4,940          4,664,051
   Verizon New York, Inc.
     6.88%                            04/01/12         3,220          3,209,374
   Verizon Pennsylvania, Inc.
     5.65%                            11/15/11         5,375          5,035,539
   Vodafone Group PLC
     7.63%                            02/15/05         2,075          2,211,657
   WorldCom, Inc.
     7.38%                            01/15/06         3,260          2,781,488
     7.50%                            05/15/11         2,000          1,671,912
     8.25%                            05/15/31         2,245          1,785,055
                                                                 --------------
                                                                     35,589,121
                                                                 --------------

                                                      Par(h)
                                      Maturity        (000)           Value
                                      --------       -------     --------------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION -- 0.3%
   Federal Express Corp.
     6.72%                            01/15/22       $ 2,813     $    2,736,571
   Norfolk Southern Corp.
     7.05%                            05/01/37         1,400          1,462,135
                                                                 --------------
                                                                      4,198,706
                                                                 --------------
YANKEE -- 5.8%
   Abbey National Capital Trust I
     8.96%(b)                         12/29/49         2,600          2,933,294
   Abbey National PLC
     7.35%(b)                         10/29/49         4,810          4,897,350
   Buoni Poliennali del Tesoro
     5.00%                            06/15/03        48,051         42,393,133
   Canadian National Railway Co.
     6.90%                            07/15/28           770            754,615
   Deutsche Telekom International
     Finance BV
     8.00%                            06/15/10         1,245          1,296,903
   Pemex Finance Ltd.
     9.14%                            08/15/04         4,410          4,609,288
     9.03%                            02/15/11         3,505          3,819,328
   Petro-Canada
     7.88%                            06/15/26         5,475          5,391,451
   Tyco International Group SA
     5.88%                            11/01/04         2,910          2,641,553
     5.80%                            08/01/06         1,225          1,114,750
     6.38%(d)                         10/15/11         1,820          1,619,800
   United Mexican States
     8.38%                            01/14/11         2,000          2,095,000
                                                                 --------------
                                                                     73,566,465
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $331,813,375)                                               328,752,685
                                                                 --------------
FOREIGN BONDS -- 2.1%
   Government of Canada
     6.00%                            06/01/11        31,910         20,305,891
   Government of New Zealand
     6.00%                            11/15/11        14,000          5,783,739
                                                                 --------------
TOTAL FOREIGN BONDS
  (Cost $27,023,585)                                                 26,089,630
                                                                 --------------
TAXABLE MUNICIPAL BONDS -- 1.1%
   Los Angeles County Pension
     Obligation Revenue Bond,
     Series 95, Class D
     6.97%                            06/30/08         7,355          7,823,072
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     7.50%(c)                         02/15/16         1,600            624,592
     7.51%(c)                         02/15/17           575            208,237
     7.21%(c)                         02/15/18        14,500          4,866,925
     7.48%(c)                      02/20-02/22         1,600            429,994
     7.47%(c)                         02/15/23           225             52,155
                                                                 --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $13,281,402)                                                 14,004,975
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                   Par/Shares
AS OF MARCH 31, 2002 (UNAUDITED)                      (000)           Value
                                                     -------     --------------
CUMULATIVE PREFERRED STOCK -- 0.7%
   Centaur Funding Corp.(g)
   (Cost $8,000,000)                                   8,000     $    8,484,125
                                                                 --------------
SHORT TERM INVESTMENTS -- 2.4%
   Federal Home Loan Bank Discount
     Notes
     1.64%                            04/01/02       $24,000         24,000,000
   Galileo Money Market Fund                           6,420          6,419,551
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,419,551)                                                 30,419,551
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,315,335,493(a))                            103.7%      1,313,129,087

LIABILITIES IN EXCESS
  OF OTHER ASSETS                                      (3.7%)       (46,425,970)
                                                     -------     --------------
NET ASSETS (Applicable to 93,962,801
   Institutional shares, 23,418,427 Service
   shares, 4,962,963 Investor A shares,
   859,208 Investor B shares and
   40,241 Investor C shares outstanding)              100.0%     $1,266,703,117
                                                     =======     ==============
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE
   ($1,257,459,465 / 122,344,191)                                        $10.28
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                                     $10.28
                                                                         ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.28 / 0.955)                                                      $10.76
                                                                         ======


                                                                      Value
                                                                 --------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($8,831,085 / 859,208)                                                $10.28
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($412,567 / 40,241)                                                   $10.25
                                                                         ======
----------
(a) Cost for Federal income tax purposes is $1,316,170,933. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                           $ 17,074,561
           Gross unrealized depreciation                            (20,116,407)
                                                                   ------------
                                                                   $ (3,041,846)
                                                                   ============
(b) Rates shown are the rates as of March 31, 2002.

(c) Rates shown are the effective yields as of March 31, 2002.

(d) Total or partial securities on loan.

(e) Securities pledged as collateral with a value of $1,770,384 on 458 long U.S. Treasury Bonds futures contracts, 1 long U.S. Treasury Notes futures contract and 140 short U.S. Treasury Notes futures contracts expiring June 2002, 47 long Euro Dollar futures contracts expiring June 2003, 47 long Euro Dollar futures contracts expiring September 2003, 47 long Euro Dollar futures contracts expiring December 2003 and 47 long Euro Dollar futures contracts expiring March 2004. The value of such contracts on March 31, 2002 was $44,559,753, thereby resulting in an unrealized loss of $18,560.

(f) Subject to financing transaction.

(g) Security exempt from  registration  under Rule 144A of the Securities Act of
    1933.   These   securities  may  be  resold  in  transactions   exempt  from
    registration, normally to qualified institutional investors.

(h) In local ccurrency.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                          INTERNATIONAL BOND PORTFOLIO

                                                      Par(e)
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)          Value
                                      --------       -------     ------------
FOREIGN BONDS -- 66.5%
AUSTRALIA -- 2.7%
   Australia Government
     5.75%                            06/15/11       $ 7,300     $  3,740,595
                                                                 ------------
AUSTRIA -- 4.2%
   Republic of Austria
     3.90%                            10/20/05         6,700        5,680,215
                                                                 ------------
CANADA -- 8.2%
   Government of Canada
     6.00%                            09/01/05         5,000        3,233,893
   Province of Manitoba
     2.84%                            06/02/08         5,250        3,273,867
   Province of Ontario
     6.38%                            06/10/04         3,200        4,629,982
                                                                 ------------
                                                                   11,137,742
                                                                 ------------
DENMARK -- 7.2%
   Kingdom of Denmark
     8.00%                            03/15/06         5,000          646,510
   Nykredit Corp.
     7.00%                            10/01/32        13,646        1,614,221
   Realkredit Danmark
     7.00%                            10/01/32        28,542        3,377,994
   Totalkredit
     6.00%                            07/01/29        36,500        4,130,549
                                                                 ------------
                                                                    9,769,274
                                                                 ------------
GERMANY -- 17.1%
   Bundesobligation 126
     4.50%                            02/18/03         7,353        6,453,207
   Bundesrepublic Deutschland
     6.50%                            10/14/05         9,350        8,618,572
     4.00%                            07/04/09         7,000        5,707,992
     5.50%                            01/04/31         2,940        2,550,222
                                                                 ------------
                                                                   23,329,993
                                                                 ------------
GREECE -- 4.0%
   Hellenic Republic
     5.95%                            03/24/05         6,000        5,408,673
                                                                 ------------
ITALY -- 5.7%
   Italian Government
     6.75%                            02/01/07         4,750        4,450,522
   Italy Buoni Poliennali del Tesoro
     Principal Strip
     5.96%(c)                         11/01/26        16,280        3,351,811
                                                                 ------------
                                                                    7,802,333
                                                                 ------------
JAPAN -- 1.1%
   Japan Finance Corp.
     1.55%                            02/21/12       200,000        1,526,087
                                                                 ------------
NEW ZEALAND -- 5.6%
   Government of New Zealand
     6.00%                            11/15/11         3,685        1,522,363
   Inter-American Development Bank
     5.75%                            04/15/04        14,000        6,045,668
                                                                 ------------
                                                                    7,568,031
                                                                 ------------
SPAIN -- 4.0%
   Bonos y Obligation del Estado
     8.00%                            05/30/04         5,900        5,511,032
                                                                 ------------


                                                      Par(e)
                                      Maturity        (000)          Value
                                      --------       -------     ------------
FOREIGN BONDS (CONTINUED)
SWEDEN -- 5.7%
   Nordic Investment Bank
     6.00%                            08/01/03       $29,800     $  2,890,466
   Statens Bostadsfinansier
     5.50%                            12/17/08        45,000        4,230,427
   Swedish Government
     8.00%                            08/15/07         6,000          645,685
                                                                 ------------
                                                                    7,766,578
                                                                 ------------
UNITED KINGDOM -- 1.0%
   United Kingdom Treasury
     6.00%                            12/07/28           850        1,369,460
                                                                 ------------
TOTAL FOREIGN BONDS
  (Cost $92,872,614)                                               90,610,013
                                                                 ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 4.5%
   U.S. Treasury Bonds
     5.38%                            02/15/31           815          765,400
   U.S. Treasury Notes
     6.50%                            10/15/06           160          170,506
     6.00%                            08/15/09         5,000        5,202,345
                                                                 ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $6,335,985)                                                 6,138,251
                                                                 ------------
CORPORATE BONDS -- 6.1%
   AT&T Corp.
     6.00%                            11/21/06           605          509,912
   European Investment Bank
     5.63%                            02/03/05         3,000        3,082,022
   General Motors Acceptance Corp.
     6.00%                            10/16/06         1,200        1,007,884
   Quebec Province, Series NN
     7.13%                            02/09/24           515          531,644
   United Mexican States
     8.38%                            01/14/11           538          563,555
     6.25%                            12/31/19         2,750        2,550,625
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $8,445,707)                                                 8,245,642
                                                                 ------------
ASSET BACKED SECURITIES -- 11.1%
   Chase Credit Card Master Trust,
     Series 98-6, Class A
     2.16%(b)                         09/15/04         3,500        3,500,842
   Chase Manhattan Auto Owner Trust,
     Series 92-4, Class A1
     5.80%                            02/17/03           691          691,409
   First Security Auto Owner Trust,
     Series 00-2, Class A3
     6.83%                            07/15/04         2,500        2,545,850
   Ford Credit Auto Owner Trust,
     Series 00-E, Class A4
     6.74%(d)                         06/15/04         2,677        2,741,132
   Premier Auto Trust, Series 98-4,
     Class A4
     5.78%                            04/08/03           978          983,723
   Student Loan Marketing Association
     Student Loan Trust, Series 99-3,
     Class A2
     2.51%(b)                         07/25/12         1,500        1,503,515

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)          Value
                                      --------       -------     ------------
ASSET BACKED SECURITIES (CONTINUED)
   Toyota Auto Receivables Owner Trust,
     Series 00-B, Class A4
     6.80%                            04/15/07       $ 3,000     $  3,131,250
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $15,012,475)                                               15,097,721
                                                                 ------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.3%
   First Union-Lehman Brothers
     Bank of America Commercial
     Mortgage Trust, Series 97-C2,
     Class A3
     6.65%
   (Cost $3,159,175)                  11/18/29         3,100        3,201,094
                                                                 ------------
SHORT TERM INVESTMENTS -- 7.6%
   Federal Home Loan Bank
     Discount Notes
     1.61%
   (Cost $10,400,000)                 04/01/02        10,400       10,400,000
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $136,225,956(a))                               98.1%      133,692,721

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                        1.9%        2,563,106
                                                                 ------------
NET ASSETS (Applicable to 7,661,501
   Institutional shares, 1,512,069 Service
   shares, 2,753,426 Investor A shares,
   879,483 Investor B shares and 501,704
   Investor C shares outstanding)                     100.0%     $136,255,827
                                                      ======     ============


                                                                     Value
                                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A  SHARE
   ($122,106,634 / 11,926,996)                                         $10.24
                                                                       ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                                   $10.24
                                                                       ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.24 / 0.950)                                                    $10.78
                                                                       ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($9,002,556 / 879,483)                                              $10.24
                                                                       ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($5,146,637 / 501,704)                                              $10.26
                                                                       ======
----------
(a) Cost for Federal income tax purposes is $136,227,572. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                            $   589,205
           Gross unrealized depreciation                             (3,124,056)
                                                                    -----------
                                                                    $(2,534,851)
                                                                    ===========
(b) Rates shown are the rates as of March 31, 2002.

(c) Rates shown are the effective yields as of March 31, 2002.

(d) Securities pledged as collateral with a value of $795,594 on 14 long U.S. Treasury Bonds futures contracts, 68 short U.S. Treasury Notes futures contracts, 24 long Japan Government Bond futures contracts and 92 long Euro Bund futures contracts expiring June 2002. The value of such contracts on March 31, 2002 was $41,751,159, thereby resulting in an unrealized gain of $292,582.

(e) In local currency.


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            HIGH YIELD BOND PORTFOLIO

                                                     Number
AS OF MARCH 31, 2002 (UNAUDITED)                    of Shares        Value
                                                    ---------    ------------
COMMON STOCKS -- 0.1%
   Ubiquitel, Inc.(b)(f)
   (Cost $473,968)                                    50,000     $    122,500
                                                                 ------------
PREFERRED STOCKS -- 0.3%
   Adelphia Business Solutions, Inc.,
     Series B(h)                                       2,200           24,196
   Lucent Technologies, Inc.(f)                        1,000          870,375
                                                                 ------------
TOTAL PREFERRED STOCKS
  (Cost $2,844,647)                                                   894,571
                                                                 ------------
WARRANTS -- 0.0%
   DIVA Systems Corp.(b)(f)                            4,500               45
   Mattress Discounters Co.(b)(f)                      1,500            1,500
   PF.Net Communications, Inc.(b)                      1,000                0
   Ubiquitel, Inc.(b)                                 30,000          106,500
                                                                 ------------
TOTAL WARRANTS
  (Cost $352,295)                                                     108,045
                                                                 ------------

                                                       Par
                                      Maturity        (000)
                                      --------       -------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.6%
   Donaldson, Lufkin & Jenrette,
   Inc.,
     Commercial Mortgage Corp.,
     Series 98-CG1, Class B4
     7.15%(c)
   (Cost $2,004,777)                  01/10/13       $ 2,500        1,935,342
                                                                 ------------
CORPORATE BONDS -- 97.8%
AEROSPACE -- 2.3%
   BE Aerospace, Inc., Senior
     Subordinated Notes, Series B
     8.00%                            03/01/08         2,500        2,300,000
   Condor Systems, Inc., Senior
     Subordinated Notes, Series B
     11.88%(b)(i)                     05/01/09         1,500           15,000
   Dunlop Standard Aerospace Holdings
     PLC, Senior Unsecured Notes
     11.88%                           05/15/09         2,000        2,040,000
   Sequa Corp., Senior Unsecured Notes
     9.00%                            08/01/09         3,000        3,000,000
                                                                 ------------
                                                                    7,355,000
                                                                 ------------
BROADCASTING -- 8.4%
   Adelphia Communications Corp., Senior
     Notes, Series B
     10.50%(e)                        07/15/04         5,000        4,800,000
   Alliance Atlantis Communications, Inc.,
     Senior Subordinated Notes
     13.00%                           12/15/09         2,500        2,812,500
   Asia Global Crossing Ltd., Senior
     Unsecured Notes
     13.38%                           10/15/10         2,000          320,000
   Charter Communications Holdings LLC,
     Senior Unsecured Notes
     10.75%                           10/01/09         6,500        6,500,000
   DIVA Systems Corp., Senior
     Unsecured Notes, Series B
     15.64%(g)                        03/01/08         1,500          225,000
   Echostar Broadband Corp., Senior
     Unsecured Notes
     10.38%                           10/01/07         4,000        4,290,000


                                                       Par
                                      Maturity        (000)          Value
                                      --------       -------     ------------
CORPORATE BONDS (CONTINUED)
BROADCASTING (CONTINUED)
   Nextmedia Operating, Inc., Senior
     Subordinated Notes
     10.75%(f)                        07/01/11       $ 3,000     $  3,225,000
   PX Escrow Corp., Senior Subordinated
     Notes
     18.23%(g)                        02/01/06         2,275          910,000
   Quebecor Media, Inc., Senior
     Unsecured Notes
     11.13%                           07/15/11         3,000        3,255,000
                                                                 ------------
                                                                   26,337,500
                                                                 ------------
BUSINESS SERVICES -- 2.6%
   Advanstar Communications, Inc., Senior
     Subordinated Notes, Series B
     12.00%                           02/15/11         1,500        1,350,000
   Building One Services, Inc., Senior
     Subordinated Notes
     10.50%                           05/01/09         1,750          962,500
   Coinmach Corp., Senior Unsecured
     Notes
     9.00%(f)                         02/01/10         1,500        1,552,500
   Stewart Enterprises, Inc., Senior
     Subordinated Notes
     10.75%                           07/01/08         4,000        4,400,000
                                                                 ------------
                                                                    8,265,000
                                                                 ------------
CHEMICALS -- 5.9%
   Airgas, Inc., Senior Subordinated Notes
     9.13%                            10/01/11         2,000        2,120,000
   Avecia Group PLC, Senior Unsecured
     Notes
     11.00%                           07/01/09         3,000        3,135,000
   Huntsman Intl. LLC, Senior Notes
     9.88%(f)                         03/01/09         2,000        2,030,000
   Lyondell Chemical Co., Senior
     Subordinated Notes
     10.88%(d)                        05/01/09         2,500        2,400,000
   Mississippi Chemical Corp., Senior
     Notes
     7.25%                            11/15/17         2,000        1,120,000
   Noveon, Inc., Senior Subordinated
     Notes
     11.00%                           02/28/11         3,000        3,180,000
   Resolution Performance Products LLC,
     Senior Subordinated Notes
     13.50%                           11/15/10         4,000        4,480,000
                                                                 ------------
                                                                   18,465,000
                                                                 ------------
COMPUTER SOFTWARE & SERVICES -- 1.4%
   Seagate Technology Intl., Senior
     Subordinated Notes
     13.50%(f)                        11/15/07         4,000        4,540,000
                                                                 ------------
CONSTRUCTION -- 2.0%
   American Plumbing & Mechanical, Inc.,
     Senior Subordinated Notes,
     Series B
     11.63%                           10/15/08         1,000          955,000
   K. Hovnanian Enterprises, Inc.,
     Senior Unsecured Notes
     10.50%                           10/01/07         1,500        1,635,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)          Value
                                      --------       -------     ------------
CORPORATE BONDS (CONTINUED)
CONSTRUCTION (CONTINUED)
   Ryland Group, Inc., Senior Notes
     8.00%                            08/15/06       $ 3,500     $  3,587,500
                                                                 ------------
                                                                    6,177,500
                                                                 ------------
CONSUMER PRODUCTS -- 1.5%
   American Greetings Corp., Senior
     Subordinated Notes
     11.75%(d)                        07/15/08         2,000        2,060,000
   Revlon Consumer Products Corp.,
     Senior Subordinated Notes
     12.00%(d)(f)                     12/01/05         2,500        2,512,500
                                                                 ------------
                                                                    4,572,500
                                                                 ------------
ELECTRONICS -- 3.9%
   Comdisco, Inc., Senior Notes
     6.00%(b)(i)                      01/30/49         2,000        1,650,000
   Communications & Power Industries,
     Inc., Senior Subordinated Notes
     12.00%                           08/01/05         1,000          720,000
   Flextronics Intl. Ltd., Senior
     Subordinated Notes
     9.88%(d)                         07/01/10         2,000        2,150,000
   Knology Holdings, Inc., Senior Notes
     14.33%(g)                        10/15/07         4,000        1,500,000
   Knowles Electronics, Inc., Senior
     Subordinated Notes
     13.13%(d)                        10/15/09         2,500        2,487,500
   LSI Logic Corp., Subordinated Notes
     4.00%(d)                         02/15/05         2,000        1,715,000
   PF.Net Communications, Inc., Senior
     Unsecured Notes
     13.75%                           05/15/10         1,000           50,000
   Pioneer Standard Electronics, Inc.,
     Senior Notes
     9.50%                            08/01/06         2,000        1,860,000
                                                                 ------------
                                                                   12,132,500
                                                                 ------------
ENERGY & UTILITIES -- 6.4%
   AES Corp., Senior Unsecured Notes
     8.75%(d)                         12/15/02         6,000        5,520,000
   Baytex Energy Ltd., Senior
     Subordinated Notes
     10.50%                           02/15/11         2,000        2,030,000
   BRL Universal Equipment, Inc., Senior
     Secured Notes
     8.88%                            02/15/08         2,000        2,060,000
   Calpine Corp., Senior Notes
     10.50%                           05/15/06         2,000        1,560,000
   CMS Energy Corp., Senior Unsecured
     Notes
     9.88%                            10/15/07         2,000        2,185,000
   Luscar Coal Ltd., Senior Unsecured
     Notes
     9.75%(f)                         10/15/11         2,000        2,130,000
   Newpark Resources, Inc., Senior
     Subordinated Notes, Series B
     8.63%                            12/15/07         1,500        1,425,000
   Swift Energy Co., Senior Subordinated
     Notes
     10.25%                           08/01/09         3,000        3,090,000
                                                                 ------------
                                                                   20,000,000
                                                                 ------------


                                                       Par
                                      Maturity        (000)          Value
                                      --------       -------     ------------
CORPORATE BONDS (CONTINUED)
ENTERTAINMENT & LEISURE -- 6.0%
   Boyd Gaming Corp., Senior
     Subordinated Notes
     8.75%(f)                         04/15/12       $ 4,000     $  4,040,000
   Corus Entertainment, Inc., Senior
     Subordinated Notes
     8.75%(f)                         03/01/12         3,000        3,097,500
   MGM Mirage, Inc., Senior Unsecured
     Notes
     8.50%                            09/15/10         2,000        2,103,480
   Mohegan Tribal Gaming Authority,
     Senior Subordinated Notes
     8.75%(d)                         01/01/09         4,000        4,110,000
   Royal Caribbean Cruises Ltd., Senior
     Unsecured Notes
     8.75%(d)                         02/02/11         2,000        1,945,000
   The Hockey Co., Senior Secured Notes
     11.25%(f)                        04/15/09         1,500        1,518,750
   Waterford Gaming LLC, Senior
     Unsecured Notes
     9.50%(f)                         03/15/10         1,869        1,929,743
                                                                 ------------
                                                                   18,744,473
                                                                 ------------
FINANCE -- 6.0%
   Ameriserve Finance Trust, Senior
     Secured Notes
     12.00%(b)(d)(f)(i)(k)            09/15/06           500           10,000
   Asat Finance LLC, Senior Unsecured
     Notes
     12.50%                           11/01/06         3,673        2,938,000
   Bluewater Finance Ltd., Senior
     Unsecured Notes
     10.25%(f)                        02/15/12         1,500        1,545,000
   Capital Guardian Ltd.
     11.45%                           05/24/13         1,000          887,500
   Hanover Equipment Trust 2001, Senior
     Secured Notes
     8.75%(f)                         09/01/11         5,175        5,213,812
   Labranche & Co., Inc., Senior
     Subordinated Notes
     12.00%                           03/02/07         2,400        2,748,000
   Larwin Group - Participation in Asset
     Exchange
     7.00%(j)(k)                      12/01/20             3            3,166
   Orion Power Holdings, Inc., Senior
     Unsecured Notes
     12.00%                           05/01/10         4,000        4,640,000
   Zais Investment Grade Ltd., Secured
     Notes
     9.95%(f)                         09/23/14         1,000        1,010,000
                                                                 ------------
                                                                   18,995,478
                                                                 ------------
FOOD & AGRICULTURE -- 1.4%
   Fleming Cos., Inc., Senior Unsecured
     Notes
     10.13%(d)                        04/01/08         2,000        2,085,000
   Nebco Evans Holding Co., Senior Notes
     17.25%(b)(g)(i)(k)               07/15/07           800            1,000
   SC Intl. Services, Inc., Senior
     Subordinated Notes, Series B
     9.25%                            09/01/07         2,500        2,325,000
                                                                 ------------
                                                                    4,411,000
                                                                 ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)          Value
                                      --------       -------     ------------
CORPORATE BONDS (CONTINUED)
MACHINERY & HEAVY EQUIPMENT -- 0.7%
   Joy Global, Inc., Senior Subordinated
     Notes
     8.75%(f)                         03/15/12       $ 2,000     $  2,060,000
                                                                 ------------
MANUFACTURING -- 8.5%
   Actuant Corp., Senior Subordinated
     Notes
     13.00%                           05/01/09         2,275        2,582,125
   Collins & Aikman Floor Coverings, Inc.,
     Senior Subordinated Notes
     9.75%(f)                         02/15/10         1,500        1,571,250
   Collins & Aikman Products Co., Senior
     Unsecured Notes
     10.75%(f)                        12/31/11         2,500        2,531,250
   Compagnie Generale de Geophysique,
     Senior Unsecured Notes
     10.63%(d)(f)                     11/15/07         3,500        3,570,000
   Dresser, Inc., Senior Subordinated
     Notes
     9.38%(f)                         04/15/11         6,000        6,180,000
   Gentek, Inc., Senior Subordinated
     Notes
     11.00%                           08/01/09         1,000          325,000
   GFSI, Inc., Senior Subordinated Notes
     9.63%                            03/01/07         2,000        1,680,000
   National Equipment Services Co.,
     Senior Subordinated Notes, Series D
     10.00%                           11/30/04         1,000          905,000
   Penhall Intl. Corp., Senior Unsecured
     Notes
     12.00%(d)                        08/01/06         2,000        2,000,000
   Plastipak Holdings, Inc., Senior
     Unsecured Notes
     10.75%(f)                        09/01/11         2,000        2,200,000
   Terex Corp.,
     Senior Subordinated Notes, Series B
     10.38%                           04/01/11         2,000        2,080,000
   Wabtec Corp., Senior Notes
     9.38%                            06/15/05         1,000        1,005,000
                                                                 ------------
                                                                   26,629,625
                                                                 ------------
MEDICAL & MEDICAL SERVICES -- 7.7%
   aaiPharma, Inc., Senior Subordinated
     Notes
     11.00%(f)                        04/01/10         3,500        3,500,000
   Alaris Medical Systems, Inc., Senior
     Secured Notes
     11.63%(e)                        12/01/06         3,000        3,300,000
   Bio-Rad Laboratories, Inc., Senior
     Subordinated Notes
     11.63%                           02/15/07         1,000        1,115,000
   Biovail Corp., Senior Subordinated
     Notes
     7.88%                            04/01/10         5,000        4,968,750
   Galen Holdings PLC, Senior Unsecured
     Notes, Series B
     12.63%                           02/15/08         1,000        1,150,000
   HEALTHSOUTH Corp., Senior
     Subordinated Notes
     10.75%                           10/01/08         2,000        2,190,000
   Matria Healthcare, Inc., Senior
     Unsecured Notes
     11.00%                           05/01/08         3,500        3,491,250


                                                       Par
                                      Maturity        (000)          Value
                                      --------       -------     ------------
CORPORATE BONDS (CONTINUED)
MEDICAL & MEDICAL SERVICES (CONTINUED)
   Rotech Healthcare, Inc., Senior
     Subordinated Notes
     9.50%(f)                         04/01/12       $ 2,500     $  2,581,250
   United Surgical Partners Intl., Inc.,
     Senior Subordinated Notes
     10.00%                           12/15/11         2,000        2,040,000
                                                                 ------------
                                                                   24,336,250
                                                                 ------------
METALS & MINING -- 2.6%
   Century Aluminum Co., Senior Secured
     Notes
     11.75%                           04/15/08         2,000        2,105,000
   Earle M. Jorgensen Co., Senior
     Unsecured Notes, Series B
     9.50%(d)                         04/01/05         1,500        1,440,000
   Golden Northwest Aluminum, Inc.,
     First Mortgage Notes
     12.00%                           12/15/06         2,000        1,240,000
   Wolverine Tube, Inc., Senior Unsecured
     Notes
     10.50%(f)                        04/01/09         3,500        3,491,250
                                                                 ------------
                                                                    8,276,250
                                                                 ------------
MOTOR VEHICLES -- 4.4%
   CSK Auto, Inc., Senior Unsecured Notes
     12.00%(f)                        06/15/06         3,500        3,675,000
   Dana Corp., Senior Notes
     10.13%(d)(f)                     03/15/10         2,000        2,080,000
   Delco Remy Intl., Inc., Senior
     Subordinated Notes
     11.00%                           05/01/09         3,000        2,910,000
   Sonic Automotive, Inc., Senior
     Subordinated Notes
     11.00%                           08/01/08         3,000        3,195,000
   United Auto Group, Inc., Senior
     Subordinated Notes
     9.63%(f)                         03/15/12         2,000        2,047,500
                                                                 ------------
                                                                   13,907,500
                                                                 ------------
OIL & GAS -- 3.2%
   Magnum Hunter Resources, Inc., Senior
     Notes
     9.60%(d)(f)                      03/15/12         3,000        3,127,500
   Petroleum Geo-Services ASA, Senior
     Unsecured Notes
     7.50%                            03/31/07         4,000        3,200,000
   Pogo Producing Co., Senior
     Subordinated Notes, Series B
     10.38%                           02/15/09         3,500        3,858,750
                                                                 ------------
                                                                   10,186,250
                                                                 ------------
PAPER & FOREST PRODUCTS -- 3.1%
   Ainsworth Lumber Co. Ltd., Senior
     Secured Notes
     12.50%(e)(f)                     07/15/07         1,000        1,070,000
   Ainsworth Lumber Co. Ltd., Unsecured
     Notes
     13.88%                           07/15/07         1,000        1,110,000
   Caraustar Industries, Inc., Senior
     Subordinated Notes
     9.88%                            04/01/11         4,500        4,770,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2002 (UNAUDITED)      Maturity        (000)          Value
                                      --------       -------     ------------
CORPORATE BONDS (CONTINUED)
PAPER & FOREST PRODUCTS (CONTINUED)
   Consolidated Container Co., Senior
     Subordinated Notes
     10.13%                           07/15/09       $ 1,500     $  1,102,500
   Fibermark, Inc., Senior Unsecured
     Notes
     10.75%(d)                        04/15/11         1,000          880,000
   U.S. Can Co., Senior Subordinated
     Notes, Series B
     12.38%                           10/01/10         1,500          900,000
                                                                 ------------
                                                                    9,832,500
                                                                 ------------
PUBLISHING & PRINTING -- 1.5%
   Mail-Well I Corp., Senior Unsecured
     Notes
     9.63%(f)                         03/15/12         2,000        2,060,000
   WRC Media, Inc., Senior Subordinated
     Notes
     12.75%                           11/15/09         2,500        2,562,500
                                                                 ------------
                                                                    4,622,500
                                                                 ------------
RESTAURANTS -- 1.4%
   Friendly Ice Cream Corp., Senior Notes
     10.50%                           12/01/07         1,000          970,000
   Tricon Global Restaurants, Inc., Senior
     Unsecured Notes
     8.88%                            04/15/11         3,165        3,354,900
                                                                 ------------
                                                                    4,324,900
                                                                 ------------
RETAIL -- 4.0%
   Autonation, Inc., Senior Unsecured
     Notes
     9.00%                            08/01/08         3,000        3,165,000
   Mattress Discounters Corp., Senior
     Unsecured Notes, Series B
     12.63%                           07/15/07         1,500          300,000
   Office Depot, Inc., Senior Subordinated
     Notes
     10.00%                           07/15/08         3,000        3,330,000
   Rite Aid Corp., Senior Unsecured Notes
     11.25%(d)                        07/01/08         3,000        2,220,000
   The Pantry, Inc., Senior Subordinated
     Notes
     10.25%                           10/15/07         4,000        3,680,000
                                                                 ------------
                                                                   12,695,000
                                                                 ------------
TELECOMMUNICATIONS -- 6.6%
   American Tower Corp., Senior
     Unsecured Notes
     9.38%(d)                         02/01/09         2,500        1,875,000
   Avaya, Inc., Senior Notes
     11.13%                           04/01/09         3,000        2,940,000
   Crown Castle Intl. Corp., Senior
     Unsecured Notes
     10.75%(d)                        08/01/11         2,500        2,237,500
   Filtronic PLC, Senior Unsecured Notes
     10.00%                           12/01/05         2,630        2,630,000
   Hyperion Telecommunications, Inc.,
     Senior Notes, Series B
     19.71%(g)                        04/15/03         1,350           13,500


                                                       Par
                                      Maturity        (000)          Value
                                      --------       -------     ------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Madison River Capital LLC, Senior
     Unsecured Notes
     13.25%                           03/01/10       $ 1,000     $    780,000
   Nextel Communications, Inc., Senior
     Unsecured Notes
     12.00%(b)(d)(i)                  11/01/08         2,000        1,470,000
   Nextel Intl., Inc., Senior Unsecured
     Notes
     12.75%                           08/01/10         1,000           60,000
   Panamsat Corp., Senior Unsecured
     Notes
     8.50%(f)                         02/01/12         4,500        4,477,500
   Rural Cellular Corp., Senior
     Subordinated Notes
     9.75%(d)(f)                      01/15/10         2,500        2,087,500
   Spectrasite Holdings, Inc., Senior
     Unsecured Notes, Series B
     6.75%                            11/15/10         2,000          700,000
   Time Warner Telecom, Inc., Senior
     Notes
     9.75%                            07/15/08         2,000        1,340,000
   Worldwide Fiber, Inc., Senior
     Unsecured Notes
     12.50%(b)(i)(k)                  12/15/05         1,500            3,750
     12.00%(b)(i)(k)                  08/01/09         1,000            2,500
                                                                 ------------
                                                                   20,617,250
                                                                 ------------
TEXTILES -- 2.9%
   Hosiery Corp. of America, Inc., Senior
     Subordinated Notes
     13.75%(b)(i)(j)(k)               08/01/02         4,000        3,000,000
   Interface, Inc., Senior Unsecured Notes
     10.38%(d)(f)                     02/01/10         2,000        2,100,000
   Kasper ASL Ltd., Senior Notes
     13.00%(b)(i)(j)(k)               03/31/04         1,500          525,000
   Levi Strauss & Co., Senior Unsecured
     Notes
     6.80%                            11/01/03         3,500        3,403,750
                                                                 ------------
                                                                    9,028,750
                                                                 ------------
TRANSPORTATION -- 2.1%
   Pacer Intl., Inc., Senior Subordinated
     Notes, Series B
     11.75%                           06/01/07         4,000        3,980,000
   Teekay Shipping Corp., Senior
     Unsecured Notes
     8.88%                            07/15/11         2,500        2,625,000
                                                                 ------------
                                                                    6,605,000
                                                                 ------------
WASTE MANAGEMENT -- 1.3%
   Allied Waste North America, Inc.,
     Senior Subordinated Notes,
     Series B
     10.00%(e)                        08/01/09         4,000        4,020,000
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $320,495,446)                                             307,137,726
                                                                 ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONCLUDED)

                                                    Number of
AS OF MARCH 31, 2002 (UNAUDITED)                     Shares         Value
                                                    ---------    ------------
SHORT TERM INVESTMENTS -- 1.2%
   Galileo Money Market Fund
   (Cost $3,827,115)                                3,827,115    $  3,827,115
                                                                 ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $329,998,248(a))                                         $314,025,299
                                                                 ============
----------
(a) Cost for Federal income tax purposes is $330,069,823. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation                         $  8,741,027
           Gross unrealized depreciation                          (24,785,551)
                                                                 ------------
                                                                 $(16,044,524)
                                                                 ============
(b) Non-income producing security.

(c) Rates shown are the rates as of March 31, 2002.

(d) Total or partial securities on loan.

(e) Securities with a market value of $12,039,139 have been pledged as collateral for reverse repurchase agreements.

(f) Security exempt from  registration  under Rule 144A of the Securities Act of
    1933.   These   securities  may  be  resold  in  transactions   exempt  from
    registration, normally to qualified institutional investors.

(g) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of March 31, 2002.

(h) Payment in kind security.

(i) Security in default.

(j) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(k) Security is illiquid.

                     --------------------------------------
                            INVESTMENT ABBREVIATIONS

                           IO        Interest Only
                           PO        Principal Only
                     --------------------------------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            HIGH YIELD BOND PORTFOLIO

MARCH 31, 2002 (UNAUDITED)

ASSETS
   Investments at value (Cost $ 329,998,248) .....................................................     $314,025,299
   Collateral received for securities loaned .....................................................       44,929,420
   Interest receivable ...........................................................................        8,822,622
   Investments sold receivable ...................................................................        3,458,083
   Capital shares sold receivable ................................................................        1,733,644
   Prepaid expenses ..............................................................................           47,217
                                                                                                       ------------
          TOTAL ASSETS ...........................................................................      373,016,285
                                                                                                       ------------
LIABILITIES
   Reverse repurchase agreements payable .........................................................        9,820,022
   Investments purchased payable .................................................................       13,591,028
   Payable upon return of securities loaned ......................................................       44,929,420
   Capital shares redeemed payable ...............................................................          223,597
   Distributions payable .........................................................................        2,261,531
   Advisory fees payable .........................................................................           82,466
   Administrative fees payable ...................................................................           48,011
   Transfer agent fees payable ...................................................................           32,813
   Other accrued expenses payable ................................................................           97,914
                                                                                                       ------------
          TOTAL LIABILITIES ......................................................................       71,086,802
                                                                                                       ------------
NET ASSETS (Applicable to 5,378,041 BlackRock shares,
   21,727,179 Institutional shares, 2,487 Service shares,
   2,437,658 Investor A Shares, 7,850,454 Investor B Shares and
   2,277,163 Investor C Shares outstanding) ......................................................     $301,929,483
                                                                                                       ============
NET ASSET VALUE AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL, SERVICE AND INVESTOR
   A SHARE ($224,872,330 / 29,545,365) ...........................................................            $7.61
                                                                                                              =====
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND
   SERVICE SHARE .................................................................................            $7.61
                                                                                                              =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($7.61 / 0.950)                                                   $8.01
                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($59,716,473 / 7,850,454) ................................................            $7.61
                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($17,340,680 / 2,277,163) ................................................            $7.62
                                                                                                              =====

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                                   Intermediate                        Core               Core
                                                   Low Duration     Government     Intermediate        Bond               PLUS
                                                       Bond            Bond            Bond        Total Return       Total Return
FOR THE PERIOD ENDED MARCH 31, 2002 (UNAUDITED)      Portfolio       Portfolio       Portfolio       Portfolio         Portfolio 1
                                                   ------------   -------------    ------------    -------------      ------------
Investment Income:
   Interest .....................................  $ 9,577,445    $ 10,947,180     $ 31,371,390     $ 56,670,416        $ 906,612
   Securities lending income ....................           --              --           34,884           43,124               --
   Dividend .....................................           --              --               --          188,410               --
                                                   -----------    ------------     ------------     ------------        ---------
     Total Investment Income ....................    9,577,445      10,947,180       31,406,274       56,901,950          906,612
                                                   -----------    ------------     ------------     ------------        ---------
Expenses:
   Investment advisory fee ......................    1,032,217         889,906        2,503,404        4,435,696           81,107
   Administration fee ...........................      406,670         409,357          862,052        1,650,698           20,131
   Custodian fee ................................       42,837          42,363           84,959          146,063            3,819
   Transfer agent fee ...........................       80,547          71,589          117,868          270,191            1,754
   Shareholder servicing fees ...................      132,663          63,206           49,201          216,018               27
   Shareholder processing fees ..................       94,508          41,135           37,767          154,371               16
   Distribution fees ............................      186,463          26,276           19,146          243,924               --
   Legal and audit ..............................        4,611           6,209           21,255           32,353              361
   Printing .....................................        5,178          60,494           36,823           61,027              678
   Registration fees and expenses ...............       19,905          17,743           19,571           26,673               --
   Trustees' fees and officers' salary ..........        3,402           3,522           10,552           17,770              187
   Other ........................................       10,154           3,908           24,785           42,446           59,027
                                                   -----------    ------------     ------------     ------------        ---------
                                                     2,019,155       1,635,708        3,787,383        7,297,230          167,107
   Less fees waived .............................     (536,562)       (421,458)      (1,019,267)      (1,986,867)        (101,238)
                                                   -----------    ------------     ------------     ------------        ---------
     Total operating expenses ...................    1,482,593       1,214,250        2,768,116        5,310,363           65,869
                                                   -----------    ------------     ------------     ------------        ---------
   Interest expense .............................           --           5,689            6,191            1,290               --
                                                   -----------    ------------     ------------     ------------        ---------
     Total expenses .............................    1,482,593       1,219,939        2,774,307        5,311,653           65,869
                                                   -----------    ------------     ------------     ------------        ---------
Net investment income ...........................    8,094,852       9,727,241       28,631,967       51,590,297          840,743
                                                   -----------    ------------     ------------     ------------        ---------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions ....................    2,015,037       3,923,808        3,669,849        4,879,778          196,668
     Futures and options ........................     (258,738)         33,516          329,524        4,886,673          (11,438)
     Swap contracts .............................           --           3,741          100,052         (183,152)              --
     Foreign currency related
        transactions ............................       24,917              --               --         (606,279)         (23,731)
                                                   -----------    ------------     ------------     ------------        ---------
                                                     1,781,216       3,961,065        4,099,425        8,977,020          161,499
                                                   -----------    ------------     ------------     ------------        ---------
Change in unrealized appreciation
   (depreciation) from:
     Investments ................................   (8,309,109)    (14,901,995)     (32,732,689)     (58,504,886)        (859,062)
     Futures and options ........................      152,642         (71,200)         378,161       (1,117,183)         (41,793)
     Swap contracts .............................           --         554,342          (50,665)        (800,055)              --
     Foreign currency related
       transactions .............................        1,243              --               --         (619,740)          (1,228)
                                                   -----------    ------------     ------------     ------------        ---------
                                                    (8,155,224)    (14,418,853)     (32,405,193)     (61,041,864)        (902,083)
                                                   -----------    ------------     ------------     ------------        ---------
Net gain (loss) on investments and foreign
   currency transactions ........................   (6,374,008)    (10,457,788)     (28,305,768)     (52,064,844)        (740,584)
                                                   -----------    ------------     ------------     ------------        ---------
Net increase (decrease) in net assets
   resulting from operations ....................  $ 1,720,844    $   (730,547)    $    326,199     $   (474,547)       $ 100,159
                                                   ===========    ============     ============     ============        =========



                                                   Government                      Managed      International     High Yield
                                                     Income          GNMA           Income           Bond             Bond
FOR THE PERIOD ENDED MARCH 31, 2002 (UNAUDITED)     Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                                   -----------    -----------    ------------   -------------    ------------
Investment Income:
   Interest .....................................  $ 1,524,121    $ 5,871,334    $ 39,800,869    $  3,278,501    $ 12,927,512
   Securities lending income ....................           40             --          14,161             112          60,580
   Dividend .....................................           --             --         344,382              --         139,659
                                                   -----------    -----------    ------------    ------------    ------------
     Total Investment Income ....................    1,524,161      5,871,334      40,159,412       3,278,613      13,127,751
                                                   -----------    -----------    ------------    ------------    ------------
Expenses:
   Investment advisory fee ......................      130,928        435,027       3,163,012         349,908         549,180
   Administration fee ...........................       60,227        181,921       1,379,817         146,325         238,713
   Custodian fee ................................       13,542         30,017         109,450          15,199          39,445
   Transfer agent fee ...........................       28,049         30,670         220,967          33,837          62,420
   Shareholder servicing fees ...................       64,960         23,933         243,255          54,378          99,404
   Shareholder processing fees ..................       38,975         14,439         216,477          36,419          59,649
   Distribution fees ............................      135,696         48,947          34,687          49,436         251,344
   Legal and audit ..............................          838          2,279          21,947           1,516           2,519
   Printing .....................................        4,308         10,376          44,375           9,331           8,881
   Registration fees and expenses ...............       11,687         15,737          15,053          18,172          22,544
   Trustees' fees and officers' salary ..........          457          1,359          13,150             720           2,090
   Other ........................................        1,637          1,996          30,743           7,580          14,384
                                                   -----------    -----------    ------------    ------------    ------------
                                                       491,304        796,701       5,492,933         722,821       1,350,573
   Less fees waived .............................      (76,433)      (228,258)       (761,065)             --        (162,222)
                                                   -----------    -----------    ------------    ------------    ------------
     Total operating expenses ...................      414,871        568,443       4,731,868         722,821       1,188,351
                                                   -----------    -----------    ------------    ------------    ------------
   Interest expense .............................       29,349        519,752           7,545         189,044         177,835
                                                   -----------    -----------    ------------    ------------    ------------
     Total expenses .............................      444,220      1,088,195       4,739,413         911,865       1,366,186
                                                   -----------    -----------    ------------    ------------    ------------
Net investment income ...........................    1,079,941      4,783,139      35,419,999       2,366,748      11,761,565
                                                   -----------    -----------    ------------    ------------    ------------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions ....................      317,340        745,165       3,867,735         736,887     (13,766,427)
     Futures and options ........................     (474,177)      (176,763)      3,848,711        (129,795)             --
     Swap contracts .............................      (52,374)        62,385      (2,531,530)             --              --
     Foreign currency related
        transactions ............................           --             --        (423,766)        924,717              --
                                                   -----------    -----------    ------------    ------------    ------------
                                                      (209,211)       630,787       4,761,150       1,531,809     (13,776,427)
                                                   -----------    -----------    ------------    ------------    ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments ................................   (1,345,234)    (4,363,534)    (43,526,504)     (3,628,380)     19,633,919
     Futures and options ........................     (399,787)       416,982      (1,028,911)        184,590              --
     Swap contracts .............................      325,229      1,254,863       2,796,879              --              --
     Foreign currency related
       transactions .............................           --             --        (550,122)       (858,642)             --
                                                   -----------    -----------    ------------    ------------    ------------
                                                    (1,419,792)    (2,691,689)    (42,308,658)     (4,302,432)     19,633,919
                                                   -----------    -----------    ------------    ------------    ------------
Net gain (loss) on investments and foreign
   currency transactions ........................   (1,629,003)    (2,060,902)    (37,547,508)     (2,770,623)      5,857,492
                                                   -----------    -----------    ------------    ------------    ------------
Net increase (decrease) in net assets
   resulting from operations ....................  $  (549,062)   $ 2,722,237    $ (2,127,509)   $   (403,875)   $ 17,619,057
                                                   ===========    ===========    ============    ============    ============

1 For the period 12/7/01 (commencement of operations) through 3/31/02.

See accompanying notes to financial statements.


54 & 55

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2002 (Unaudited)

Net decrease in net assets resulting from operations ............................................. $     (730,547)
Purchases of long-term investments ...............................................................   (440,774,842)
Proceeds from disposition of long-term portfolio investments .....................................    469,326,696
Net purchases of short-term investments ..........................................................     (3,554,559)
Adjustments to reconcile net change in net assets resulting from operations to net increase in cash from operating activities:
   Decrease in interest receivable ...............................................................        361,747
   Amortization of premium and accretion of discount .............................................        952,307
   Decrease in accrued expenses ..................................................................           (447)
   Increase in prepaid expenses ..................................................................        (21,103)
   Net realized and changes in unrealized gain (loss) on investments .............................     10,457,788
                                                                                                   --------------
Net increase in cash from operating activities ................................................... $   36,017,040
                                                                                                   --------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ........................................................................... $   (8,870,828)
   Net borrowing relative to reverse repurchase agreements .......................................    (12,205,892)
   Proceeds related to capital stock purchases ...................................................    189,345,842
   Cash paid related to capital stock redemptions ................................................   (204,286,162)
                                                                                                   --------------
Net decrease in cash from financing activities ................................................... $  (36,017,040)
                                                                                                   --------------
Cash at beginning of year ........................................................................             --
                                                                                                   --------------
Cash at end of year .............................................................................. $           --
                                                                                                   ==============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                                 GNMA PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2002 (Unaudited)

Net increase in net assets resulting from operations .............................................  $   2,722,237
Purchases of long-term investments ...............................................................   (540,619,346)
Proceeds from disposition of long-term portfolio investments .....................................    504,973,493
Net purchases of short-term investments ..........................................................     (3,589,137)
Adjustments to reconcile net change in net assets resulting from operations to net increase in cash from operating activities:
   Increase in interest receivable ...............................................................       (166,521)
   Amortization of premium and accretion of discount .............................................         10,728
   Increase in accrued expenses ..................................................................         47,889
   Increase in prepaid expenses ..................................................................         (2,956)
   Net realized and changes in unrealized gain (loss) on investments .............................      2,060,902
                                                                                                    -------------
Net decrease in cash from operating activities ...................................................  $ (34,562,711)
                                                                                                    -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ...........................................................................     (4,822,195)
   Net borrowing relative to reverse repurchase agreements .......................................    (41,048,871)
   Proceeds related to capital stock purchases ...................................................    108,898,231
   Cash paid related to capital stock redemptions ................................................    (28,464,454)
                                                                                                    -------------
Net increase in cash from financing activities ...................................................  $  34,562,711
                                                                                                    -------------
Cash at beginning of year ........................................................................             --
                                                                                                    -------------
Cash at end of year ..............................................................................  $          --
                                                                                                    =============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    Low Duration
                                                                                                   Bond Portfolio
                                                                                          --------------------------------
                                                                                             For the
                                                                                           Six Months            For the
                                                                                             Ended             Year Ended
                                                                                            3/31/02             9/30/01 1
                                                                                          ------------        ------------
                                                                                           (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................................................   $  8,094,852        $ 17,550,752
    Net realized gain on investments, futures, options and swap contracts and
      foreign currency related transactions ...........................................      1,781,216           5,141,470
    Net unrealized gain (loss) on investments, futures, options and swap contracts
      and foreign currency related transactions .......................................     (8,155,224)          7,305,861
                                                                                          ------------        ------------
    Net increase (decrease) in net assets resulting from operations ...................      1,720,844          29,998,083
                                                                                          ------------        ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...................................................................     (3,051,402)         (8,298,561)
    Institutional Class ...............................................................     (3,843,850)         (7,420,386)
    Service Class .....................................................................     (1,113,537)         (1,465,559)
    Investor A Class ..................................................................       (569,464)           (342,426)
    Investor B Class ..................................................................       (448,427)           (564,148)
    Investor C Class ..................................................................       (418,422)           (133,542)
                                                                                          ------------        ------------
    Total distributions from net investment income ....................................     (9,445,102)        (18,224,622)
                                                                                          ------------        ------------
  Short-term and foreign currency gains:
    BlackRock Class ...................................................................       (420,090)                 --
    Institutional Class ...............................................................       (550,887)                 --
    Service Class .....................................................................       (161,395)                 --
    Investor A Class ..................................................................        (57,758)                 --
    Investor B Class ..................................................................        (82,222)                 --
    Investor C Class ..................................................................        (55,357)                 --
                                                                                          ------------        ------------
    Total distributions from short-term and foreign currency gains ....................     (1,327,709)                 --
                                                                                          ------------        ------------
  Long-term gains:
    BlackRock Class ...................................................................       (133,454)                 --
    Institutional Class ...............................................................       (175,005)                 --
    Service Class .....................................................................        (51,272)                 --
    Investor A Class ..................................................................        (18,349)                 --
    Investor B Class ..................................................................        (26,120)                 --
    Investor C Class ..................................................................        (17,586)                 --
                                                                                          ------------        ------------
    Total distributions from long-term gains ..........................................       (421,786)                 --
                                                                                          ------------        ------------
    Total distributions to shareholders ...............................................    (11,194,597)        (18,224,622)
                                                                                          ------------        ------------
Capital share transactions ............................................................    187,827,765          78,266,809
                                                                                          ------------        ------------
    Total increase (decrease) in net assets ...........................................    178,354,012          90,040,270
                                                                                          ------------        ------------
Net assets:
    Beginning of period ...............................................................    334,932,314         244,892,044
                                                                                          ------------        ------------
    End of period .....................................................................   $513,286,326        $334,932,314
                                                                                          ============        ============

                                                                                              Intermediate Government
                                                                                                  Bond Portfolio
                                                                                          ------------------------------
                                                                                             For the
                                                                                           Six Months          For the
                                                                                              Ended          Year Ended
                                                                                            03/31/02           9/30/01
                                                                                          ------------      ------------
                                                                                           (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................................................   $  9,727,241      $ 21,048,970
    Net realized gain on investments, futures, options and swap contracts and
      foreign currency related transactions ...........................................      3,961,065         5,006,505
    Net unrealized gain (loss) on investments, futures, options and swap contracts
      and foreign currency related transactions .......................................    (14,418,853)       17,224,419
                                                                                          ------------      ------------
    Net increase (decrease) in net assets resulting from operations ...................       (730,547)       43,279,894
                                                                                          ------------      ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...................................................................             --                --
    Institutional Class ...............................................................     (8,457,303)      (18,340,165)
    Service Class .....................................................................       (250,309)       (1,692,974)
    Investor A Class ..................................................................       (987,004)         (652,691)
    Investor B Class ..................................................................        (92,639)          (96,851)
    Investor C Class ..................................................................        (56,234)          (40,952)
                                                                                          ------------      ------------
    Total distributions from net investment income ....................................     (9,843,489)      (20,823,633)
                                                                                          ------------      ------------
  Short-term and foreign currency gains:
    BlackRock Class ...................................................................             --                --
    Institutional Class ...............................................................             --                --
    Service Class .....................................................................             --                --
    Investor A Class ..................................................................             --                --
    Investor B Class ..................................................................             --                --
    Investor C Class ..................................................................             --                --
                                                                                          ------------      ------------
    Total distributions from short-term and foreign currency gains ....................             --                --
                                                                                          ------------      ------------
  Long-term gains:
    BlackRock Class ...................................................................             --                --
    Institutional Class ...............................................................             --                --
    Service Class .....................................................................             --                --
    Investor A Class ..................................................................             --                --
    Investor B Class ..................................................................             --                --
    Investor C Class ..................................................................             --                --
                                                                                          ------------      ------------
    Total distributions from long-term gains ..........................................             --                --
                                                                                          ------------      ------------
    Total distributions to shareholders ...............................................     (9,843,489)      (20,823,633)
                                                                                          ------------      ------------
Capital share transactions ............................................................     (9,773,986)      (23,602,582)
                                                                                          ------------      ------------
    Total increase (decrease) in net assets ...........................................    (20,348,022)       (1,146,321)
                                                                                          ------------      ------------
Net assets:
    Beginning of period ...............................................................    360,946,864       362,093,185
                                                                                          ------------      ------------
    End of period .....................................................................   $340,598,842      $360,946,864
                                                                                          ============      ============

                                                                                                     Intermediate
                                                                                                    Bond Portfolio
                                                                                          ----------------------------------
                                                                                             For the
                                                                                            Six Months            For the
                                                                                              Ended             Year Ended
                                                                                             3/31/02             9/30/01 1
                                                                                          --------------      --------------
                                                                                           (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................................................   $   28,631,967      $   50,455,831
    Net realized gain on investments, futures, options and swap contracts and
      foreign currency related transactions ...........................................        4,099,425          21,119,102
    Net unrealized gain (loss) on investments, futures, options and swap contracts
      and foreign currency related transactions .......................................      (32,405,193)         34,486,760
                                                                                          --------------      --------------
    Net increase (decrease) in net assets resulting from operations ...................          326,199         106,061,693
                                                                                          --------------      --------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...................................................................      (14,375,935)        (17,625,146)
    Institutional Class ...............................................................      (13,929,761)        (32,052,305)
    Service Class .....................................................................         (761,257)         (1,773,002)
    Investor A Class ..................................................................         (487,480)           (300,202)
    Investor B Class ..................................................................          (85,501)            (83,672)
    Investor C Class ..................................................................          (30,765)            (29,037)
                                                                                          --------------      --------------
    Total distributions from net investment income ....................................      (29,670,699)        (51,863,364)
                                                                                          --------------      --------------
  Short-term and foreign currency gains:
    BlackRock Class ...................................................................       (4,951,377)                 --
    Institutional Class ...............................................................       (4,581,412)                 --
    Service Class .....................................................................         (319,610)                 --
    Investor A Class ..................................................................         (121,096)                 --
    Investor B Class ..................................................................          (32,065)                 --
    Investor C Class ..................................................................          (10,913)                 --
                                                                                          --------------      --------------
    Total distributions from short-term and foreign currency gains ....................      (10,016,473)                 --
                                                                                          --------------      --------------
  Long-term gains:
    BlackRock Class ...................................................................         (414,859)                 --
    Institutional Class ...............................................................         (383,862)                 --
    Service Class .....................................................................          (26,779)                 --
    Investor A Class ..................................................................          (10,146)                 --
    Investor B Class ..................................................................           (2,687)                 --
    Investor C Class ..................................................................             (914)                 --
                                                                                          --------------      --------------
    Total distributions from long-term gains ..........................................         (839,247)                 --
                                                                                          --------------      --------------
    Total distributions to shareholders ...............................................      (40,526,419)        (51,863,364)
                                                                                          --------------      --------------
Capital share transactions ............................................................      (71,452,822)        319,734,507
                                                                                          --------------      --------------
    Total increase (decrease) in net assets ...........................................     (111,653,042)        373,932,836
                                                                                          --------------      --------------
Net assets:
    Beginning of period ...............................................................    1,073,070,169         699,137,333
                                                                                          --------------      --------------
    End of period .....................................................................   $  961,417,127      $1,073,070,169
                                                                                          ==============      ==============

                                                                                                         Core
                                                                                              Bond Total Return Portfolio
                                                                                          ----------------------------------
                                                                                              For the
                                                                                             Six Months           For the
                                                                                               Ended            Year Ended
                                                                                              3/31/02             9/30/01
                                                                                          --------------      --------------
                                                                                           (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................................................   $   51,590,297      $   95,124,707
    Net realized gain on investments, futures, options and swap contracts and
      foreign currency related transactions ...........................................        8,977,020          46,059,120
    Net unrealized gain (loss) on investments, futures, options and swap contracts
      and foreign currency related transactions .......................................      (61,041,864)         57,902,640
                                                                                          --------------      --------------
    Net increase (decrease) in net assets resulting from operations ...................         (474,547)        199,086,467
                                                                                          --------------      --------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...................................................................      (19,264,425)        (24,006,606)
    Institutional Class ...............................................................      (34,048,068)        (63,592,088)
    Service Class .....................................................................       (1,785,838)         (4,752,419)
    Investor A Class ..................................................................       (2,452,988)           (739,460)
    Investor B Class ..................................................................       (1,035,509)           (917,297)
    Investor C Class ..................................................................         (638,530)           (585,340)
                                                                                          --------------      --------------
    Total distributions from net investment income ....................................      (59,225,358)        (94,593,210)
                                                                                          --------------      --------------
  Short-term and foreign currency gains:
    BlackRock Class ...................................................................       (6,597,488)                 --
    Institutional Class ...............................................................      (12,343,465)                 --
    Service Class .....................................................................       (1,107,974)                 --
    Investor A Class ..................................................................         (509,989)                 --
    Investor B Class ..................................................................         (449,344)                 --
    Investor C Class ..................................................................         (276,737)                 --
                                                                                          --------------      --------------
    Total distributions from short-term and foreign currency gains ....................      (21,284,997)                 --
                                                                                          --------------      --------------
  Long-term gains:
    BlackRock Class ...................................................................               --                  --
    Institutional Class ...............................................................               --                  --
    Service Class .....................................................................               --                  --
    Investor A Class ..................................................................               --                  --
    Investor B Class ..................................................................                                   --
    Investor C Class ..................................................................               --                  --
                                                                                          --------------      --------------
    Total distributions from long-term gains ..........................................               --                  --
                                                                                          --------------      --------------
    Total distributions to shareholders ...............................................      (80,510,355)        (94,593,210)
                                                                                          --------------      --------------
Capital share transactions ............................................................      217,923,720         253,606,123
                                                                                          --------------      --------------
    Total increase (decrease) in net assets ...........................................      136,938,818         358,099,380
                                                                                          --------------      --------------
Net assets:
    Beginning of period ...............................................................    1,811,088,835       1,452,989,455
                                                                                          --------------      --------------
    End of period .....................................................................   $1,948,027,653      $1,811,088,835
                                                                                          ==============      ==============

                                                                                                 Core
                                                                                           PLUS Total Return
                                                                                               Portfolio
                                                                                           -----------------
                                                                                                For the
                                                                                            Period 12/7/01 2
                                                                                                Through
                                                                                                3/31/02
                                                                                            ----------------
                                                                                              (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................................................       $   840,743
    Net realized gain on investments, futures, options and swap contracts and
      foreign currency related transactions ...........................................           161,499
    Net unrealized gain (loss) on investments, futures, options and swap contracts
      and foreign currency related transactions .......................................          (902,083)
                                                                                              -----------
    Net increase (decrease) in net assets resulting from operations ...................           100,159
                                                                                              -----------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...................................................................          (808,103)
    Institutional Class ...............................................................           (31,023)
    Service Class .....................................................................                (2)
    Investor A Class ..................................................................              (495)
    Investor B Class ..................................................................                (1)
    Investor C Class ..................................................................                (1)
                                                                                              -----------
    Total distributions from net investment income ....................................          (839,625)
                                                                                              -----------
  Short-term and foreign currency gains:
    BlackRock Class ...................................................................                --
    Institutional Class ...............................................................                --
    Service Class .....................................................................                --
    Investor A Class ..................................................................                --
    Investor B Class ..................................................................                --
    Investor C Class ..................................................................                --
                                                                                              -----------
    Total distributions from short-term and foreign currency gains ....................                --
                                                                                              -----------
  Long-term gains:
    BlackRock Class ...................................................................                --
    Institutional Class ...............................................................                --
    Service Class .....................................................................                --
    Investor A Class ..................................................................                --
    Investor B Class ..................................................................                --
    Investor C Class ..................................................................                --
                                                                                              -----------
    Total distributions from long-term gains ..........................................                --
                                                                                              -----------
    Total distributions to shareholders ...............................................          (839,625)
                                                                                              -----------
Capital share transactions ............................................................        63,072,822
                                                                                              -----------
    Total increase (decrease) in net assets ...........................................        62,333,356
                                                                                              -----------
Net assets:
    Beginning of period ...............................................................                --
                                                                                              -----------
    End of period .....................................................................       $62,333,356
                                                                                              ===========

----------
1 Certain prior year amounts were reclassified to conform to current year presentation.
2 Commencement of operations.

See accompanying notes to financial statements.

58 & 59

                                 BLACKROCK FUNDS

                                                                        Government                              GNMA
                                                                     Income Portfolio                         Portfolio
                                                               -----------------------------       --------------------------------
                                                                 For the                              For the
                                                                Six Months         For the          Six Months            For the
                                                                  Ended          Year Ended           Ended             Year Ended
                                                                 3/31/02          9/30/01 1           3/31/02            9/30/01
                                                               -----------       -----------       ------------        ------------
                                                               (Unaudited)                          (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...............................      $ 1,079,941       $ 1,788,055       $  4,783,139        $  6,693,257
    Net realized gain (loss)on investments, futures,
      options and swap contracts and foreign
      currency related transactions .....................         (209,211)        1,877,246            630,787           3,403,532
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions .............       (1,419,792)        1,585,184         (2,691,689)          2,809,548
                                                               -----------       -----------       ------------        ------------
    Net increase (decrease) in net assets
      resulting from operations .........................         (549,062)        5,250,485          2,722,237          12,906,337
                                                               -----------       -----------       ------------        ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .....................................               --                --                 --                  --
    Institutional Class .................................               --                --         (4,408,615)         (6,319,252)
    Service Class .......................................               --                --             (8,078)            (12,815)
    Investor A Class ....................................         (420,652)         (505,689)          (177,736)           (158,831)
    Investor B Class ....................................         (705,987)       (1,153,259)          (198,606)            (68,638)
    Investor C Class ....................................         (102,607)          (89,095)          (132,418)            (15,818)
                                                               -----------       -----------       ------------        ------------
    Total distributions from net investment income ......       (1,229,246)       (1,748,043)        (4,925,453)         (6,575,354)
                                                               -----------       -----------       ------------        ------------
  Short-term and foreign currency gains:
    BlackRock Class .....................................               --                --                 --                  --
    Institutional Class .................................               --                --         (2,572,528)                 --
    Service Class .......................................               --                --             (4,610)                 --
    Investor A Class ....................................         (128,697)               --            (87,124)                 --
    Investor B Class ....................................         (270,888)               --           (128,819)                 --
    Investor C Class ....................................          (32,600)               --            (42,781)                 --
                                                               -----------       -----------       ------------        ------------
    Total distributions from short-term and
      foreign currency gains ............................         (432,185)               --         (2,835,862)                 --
                                                               -----------       -----------       ------------        ------------
  Long-term gains:
    BlackRock Class .....................................               --                --                 --                  --
    Institutional Class .................................               --                --                 --                  --
    Service Class .......................................               --                --                 --                  --
    Investor A Class ....................................         (237,648)               --                 --                  --
    Investor B Class ....................................         (500,210)               --                 --                  --
    Investor C Class ....................................          (60,198)               --                 --                  --
                                                               -----------       -----------       ------------        ------------
    Total distributions from long-term gains: ...........         (798,056)               --                 --                  --
                                                               -----------       -----------       ------------        ------------
    Total distributions to shareholders .................       (2,459,487)       (1,748,043)        (7,761,315)         (6,575,354)
                                                               -----------       -----------       ------------        ------------
Capital share transactions ..............................       13,377,326        10,459,163         83,586,959          23,702,508
                                                               -----------       -----------       ------------        ------------
    Total increase (decrease) in net assets .............       10,368,777        13,961,605         78,547,881          30,033,491
                                                               -----------       -----------       ------------        ------------
Net assets:
    Beginning of period .................................       45,564,665        31,603,060        127,585,288          97,551,797
                                                               -----------       -----------       ------------        ------------
    End of period .......................................      $55,933,442       $45,564,665       $206,133,169        $127,585,288
                                                               ===========       ===========       ============        ============

                                                                            Managed                           International
                                                                       Income Portfolio                       Bond Portfolio
                                                              ---------------------------------       -----------------------------
                                                                  For the                                For the
                                                                Six Months           For the           Six Months        For the
                                                                   Ended           Year Ended             Ended         Year Ended
                                                                 3/31/02            9/30/01             3/31/02          9/30/01 1
                                                              --------------     --------------       ------------     ------------
                                                                (Unaudited)                            (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...............................     $   35,419,999     $   83,609,988       $  2,366,748     $  5,084,815
    Net realized gain (loss)on investments, futures,
      options and swap contracts and foreign
      currency related transactions .....................          4,761,150         33,553,776          1,531,809         (779,605)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions .............        (42,308,658)        61,344,186         (4,302,432)       6,440,968
                                                              --------------     --------------       ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations .........................         (2,127,509)       178,507,950           (403,875)      10,746,178
                                                              --------------     --------------       ------------     ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .....................................                 --                 --                 --               --
    Institutional Class .................................        (29,475,715)       (65,360,615)        (2,187,056)      (9,402,132)
    Service Class .......................................         (6,514,124)       (16,800,681)          (335,421)        (625,026)
    Investor A Class ....................................         (1,215,049)        (1,019,722)          (584,309)        (953,434)
    Investor B Class ....................................           (199,953)          (293,636)          (183,661)        (464,939)
    Investor C Class ....................................             (8,347)           (10,220)           (99,984)        (312,010)
                                                              --------------     --------------       ------------     ------------
    Total distributions from net investment income ......        (37,413,188)       (83,484,874)        (3,390,431)     (11,757,541)
                                                              --------------     --------------       ------------     ------------
  Short-term and foreign currency gains:
    BlackRock Class .....................................                 --                 --                 --               --
    Institutional Class .................................                 --                 --                 --               --
    Service Class .......................................                 --                 --                 --               --
    Investor A Class ....................................                 --                 --                 --               --
    Investor B Class ....................................                 --                 --                 --               --
    Investor C Class ....................................                 --                 --                 --               --
                                                              --------------     --------------       ------------     ------------
    Total distributions from short-term and
      foreign currency gains ............................                 --                 --                 --               --
                                                              --------------     --------------       ------------     ------------
  Long-term gains:
    BlackRock Class .....................................                 --                 --                 --               --
    Institutional Class .................................                 --                 --                 --               --
    Service Class .......................................                 --                 --                 --               --
    Investor A Class ....................................                 --                 --                 --               --
    Investor B Class ....................................                 --                 --                 --               --
    Investor C Class ....................................                 --                 --                 --               --
                                                              --------------     --------------       ------------     ------------
    Total distributions from long-term gains: ...........                 --                 --                 --               --
                                                              --------------     --------------       ------------     ------------
    Total distributions to shareholders .................        (37,413,188)       (83,484,874)        (3,390,431)     (11,757,541)
                                                              --------------     --------------       ------------     ------------
Capital share transactions ..............................         (2,632,967)      (250,393,816)        26,966,918       29,884,916
                                                              --------------     --------------       ------------     ------------
    Total increase (decrease) in net assets .............        (42,173,664)      (155,370,740)        23,172,612       28,873,553
                                                              --------------     --------------       ------------     ------------
Net assets:
    Beginning of period .................................      1,308,876,781      1,464,247,521        113,083,215       84,209,662
                                                              --------------     --------------       ------------     ------------
    End of period .......................................     $1,266,703,117     $1,308,876,781       $136,255,827     $113,083,215
                                                              ==============     ==============       ============     ============

                                                                           High Yield
                                                                         Bond Portfolio
                                                              ---------------------------------
                                                                 For the
                                                               Six Months             For the
                                                                  Ended             Year Ended
                                                                 3/31/02             9/30/01 1
                                                              ------------         ------------
                                                               (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...............................     $ 11,761,565         $ 15,849,964
    Net realized gain (loss)on investments, futures,
      options and swap contracts and foreign
      currency related transactions .....................      (13,776,427)          (4,631,655)
    Net unrealized gain (loss) on investments,
      futures, options and swap contracts and
      foreign currency related transactions .............       19,633,919          (23,320,527)
                                                              ------------         ------------
    Net increase (decrease) in net assets
      resulting from operations .........................       17,619,057          (12,102,218)
                                                              ------------         ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .....................................       (1,423,669)            (267,004)
    Institutional Class .................................       (6,308,899)         (10,898,273)
    Service Class .......................................           (1,086)              (3,701)
    Investor A Class ....................................         (660,296)            (868,819)
    Investor B Class ....................................       (2,650,699)          (5,321,058)
    Investor C Class ....................................         (637,874)            (911,811)
                                                              ------------         ------------
    Total distributions from net investment income ......      (11,682,523)         (18,270,666)
                                                              ------------         ------------
  Short-term and foreign currency gains:
    BlackRock Class .....................................               --                   --
    Institutional Class .................................               --                   --
    Service Class .......................................               --                   --
    Investor A Class ....................................               --                   --
    Investor B Class ....................................               --                   --
    Investor C Class ....................................               --                   --
                                                              ------------         ------------
    Total distributions from short-term and
      foreign currency gains ............................               --                   --
                                                              ------------         ------------
  Long-term gains:
    BlackRock Class .....................................               --                   --
    Institutional Class .................................               --                   --
    Service Class .......................................               --                   --
    Investor A Class ....................................               --                   --
    Investor B Class ....................................               --                   --
    Investor C Class ....................................               --                   --
                                                              ------------         ------------
    Total distributions from long-term gains: ...........               --                   --
                                                              ------------         ------------
    Total distributions to shareholders .................      (11,682,523)         (18,270,666)
                                                              ------------         ------------
Capital share transactions ..............................      102,469,960          102,264,497
                                                              ------------         ------------
    Total increase (decrease) in net assets .............      108,406,494           71,891,613
                                                              ------------         ------------
Net assets:
    Beginning of period .................................      193,522,989          121,631,376
                                                              ------------         ------------
    End of period .......................................     $301,929,483         $193,522,989
                                                              ============         ============

----------
1 Certain prior year amounts were reclassified to conform to current year presentation.

See accompanying notes to financial statements.

60 & 61

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period


                                   Net                       Net gain                                            Net
                                  asset                      (loss) on       Distributions    Distributions     asset
                                  value          Net        investments        from net         from net        value
                                beginning    investment   (both realized      investment        realized       end of       Total
                                of period      income     and unrealized)       income 8          gains        period      return
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7         $10.20        $0.22         $(0.13)            $(0.25)          $(0.05)      $ 9.99       0.85%
9/30/01                             9.81         0.57           0.42              (0.60)              --        10.20      10.38
9/30/00                             9.82         0.62          (0.02)             (0.61)              --         9.81       6.35
9/30/99                            10.03         0.61          (0.22)             (0.60)              --         9.82       4.06
9/30/98                             9.89         0.59           0.12              (0.57)              --        10.03       7.44
6/3/97 1 through 9/30/97            9.82         0.19           0.07              (0.19)              --         9.89       2.68

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         $10.21        $0.21         $(0.14)            $(0.24)          $(0.05)      $ 9.99       0.67%
9/30/01                             9.82         0.56           0.41              (0.58)              --        10.21      10.21
9/30/00                             9.82         0.61          (0.01)             (0.60)              --         9.82       6.29
9/30/99                            10.03         0.58          (0.20)             (0.59)              --         9.82       3.91
9/30/98                             9.89         0.56           0.14              (0.56)              --        10.03       7.28
9/30/97                             9.79         0.58           0.08              (0.56)              --         9.89       6.89

SERVICE CLASS
10/1/01 through 3/31/02 7         $10.21        $0.21         $(0.15)            $(0.23)          $(0.05)      $ 9.99       0.52%
9/30/01                             9.82         0.53           0.41              (0.55)              --        10.21       9.88
9/30/00                             9.82         0.57           0.00              (0.57)              --         9.82       5.98
9/30/99                            10.03         0.55          (0.20)             (0.56)              --         9.82       3.60
9/30/98                             9.89         0.66           0.01              (0.53)              --        10.03       6.96
9/30/97                             9.79         0.54           0.09              (0.53)              --         9.89       6.57

INVESTOR A CLASS
10/1/01 through 3/31/02 7         $10.21        $0.20         $(0.15)            $(0.22)          $(0.05)      $ 9.99       0.44% 3
09/30/01                            9.82         0.52           0.41              (0.54)              --        10.21       9.70 3
9/30/00                             9.82         0.55           0.00              (0.55)              --         9.82       5.80 3
9/30/99                            10.03         0.54          (0.21)             (0.54)              --         9.82       3.42 3
9/30/98                             9.89         0.51           0.14              (0.51)              --        10.03       6.78 3
9/30/97                             9.79         0.52           0.09              (0.51)              --         9.89       6.39 3

INVESTOR B CLASS
10/1/01 through 3/31/02 7         $10.21        $0.16         $(0.15)            $(0.18)          $(0.05)      $ 9.99       0.06% 4
9/30/01                             9.82         0.44           0.41              (0.46)              --        10.21       8.89 4
9/30/00                             9.82         0.48           0.00              (0.48)              --         9.82       5.01 4
9/30/99                            10.03         0.45          (0.19)             (0.47)              --         9.82       2.65 4
9/30/98                             9.89         0.41           0.17              (0.44)              --        10.03       5.99 4
11/18/96 1 through 9/30/97          9.86         0.41             --              (0.38)              --         9.89       4.31 4

INVESTOR C CLASS
10/1/01 through 3/31/02 7         $10.21        $0.16         $(0.15)            $(0.18)          $(0.05)      $ 9.99       0.06% 4
9/30/01                             9.82         0.44           0.41              (0.46)              --        10.21       8.89 4
9/30/00                             9.82         0.48           0.00              (0.48)              --         9.82       5.01 4
9/30/99                            10.03         0.46          (0.20)             (0.47)              --         9.82       2.65 4
9/30/98                             9.89         0.44           0.14              (0.44)              --        10.03       5.99 4
2/24/97 1 through 9/30/97           9.87         0.26           0.02              (0.26)              --         9.89       2.91 4

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         $10.55        $0.30         $(0.32)            $(0.29)          $   --       $10.24      (0.19)%
9/30/01                             9.91         0.61           0.63              (0.60)              --        10.55      12.90
9/30/00                             9.89         0.61           0.01              (0.59)           (0.01)        9.91       6.54
9/30/99                            10.48         0.59          (0.51)             (0.59)           (0.08)        9.89       0.75
9/30/98                            10.11         0.57           0.39              (0.59)              --        10.48       9.83
9/30/97                             9.92         0.59           0.19              (0.59)              --        10.11       8.08

SERVICE CLASS
10/1/01 through 3/31/02 7         $10.55        $0.29         $(0.32)            $(0.29)          $   --       $10.23      (0.43)%
9/30/01                             9.91         0.58           0.63              (0.57)              --        10.55      12.56
9/30/00                             9.89         0.58           0.01              (0.56)           (0.01)        9.91       6.23
9/30/99                            10.48         0.56          (0.51)             (0.56)           (0.08)        9.89       0.45
9/30/98                            10.11         0.58           0.35              (0.56)              --        10.48       9.50
9/30/97                             9.92         0.56           0.19              (0.56)              --        10.11       7.75

                                                                 Ratio of
                                     Net                       expenses to     Ratio of expenses
                                   assets       Ratio of       average net        to average         Ratio of net
                                   end of      expenses to       assets           net assets       investment income
                                   period      average net     (excluding         (excluding        to average net
                                    (000)        assets     interest expense)      waivers)             assets
---------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7        $  134,346        0.40% 2         0.40% 2            0.68% 2             4.28% 2
9/30/01                             114,205        0.99            0.40               1.28                5.78
9/30/00                              86,868        2.25            0.40               2.66                6.30
9/30/99                              79,326        2.26            0.41               2.59                6.04
9/30/98                             140,493        1.59            0.40               1.99                5.93
6/3/97 1 through 9/30/97             68,300        1.01 2          0.40 2             1.34 2              5.97 2

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7        $  185,677        0.55% 2         0.55% 2            0.81% 2             4.12% 2
9/30/01                             135,243        1.24            0.55               1.52                5.64
9/30/00                             126,818        2.43            0.55               2.71                6.16
9/30/99                             157,553        2.39            0.56               2.67                5.89
9/30/98                             166,887        1.80            0.55               2.20                5.77
9/30/97                             102,490        1.54            0.55               1.87                5.15

SERVICE CLASS
10/1/01 through 3/31/02 7        $   66,785        0.85% 2         0.85% 2            1.11% 2             3.81% 2
9/30/01                              42,909        1.41            0.85               1.68                5.26
9/30/00                              19,745        2.77            0.85               3.05                5.86
9/30/99                              16,872        2.70            0.86               2.97                5.59
9/30/98                              18,393        1.98            0.85               2.38                5.49
9/30/97                              82,873        1.85            0.85               2.18                4.86

INVESTOR A CLASS
10/1/01 through 3/31/02 7        $   41,092        1.01% 2         1.01% 2            1.26% 2             3.52% 2
09/30/01                             12,808        1.43            1.00               1.70                4.92
9/30/00                               2,512        2.94            1.02               3.22                5.69
9/30/99                               2,594        2.79            1.02               3.07                5.38
9/30/98                               2,850        2.32            1.02               2.72                5.29
9/30/97                               1,079        2.02            1.02               2.35                4.72

INVESTOR B CLASS
10/1/01 through 3/31/02 7        $   32,353        1.75% 2         1.75% 2            2.00% 2             2.85% 2
9/30/01                              20,485        2.28            1.76               2.55                4.29
9/30/00                               8,142        3.66            1.77               3.94                4.93
9/30/99                               7,549        3.41            1.75               3.67                4.59
9/30/98                                 398        3.08            1.76               3.48                4.50
11/18/96 1 through 9/30/97               13        2.19 2          1.73 2             2.52 2              4.50 2

INVESTOR C CLASS
10/1/01 through 3/31/02 7        $   53,033        1.70% 2         1.70% 2            1.95% 2             2.66% 2
9/30/01                               9,282        1.99            1.72               2.26                4.05
9/30/00                                 807        3.69            1.77               3.97                4.96
9/30/99                               1,570        3.47            1.77               3.72                4.62
9/30/98                                 342        2.98            1.75               3.38                4.47
2/24/97 1 through 9/30/97                72        2.23 2          1.72 2             2.56 2              4.49 2

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7        $  288,530        0.60% 2         0.60% 2            0.84% 2             5.57% 2
9/30/01                             309,383        1.33            0.60               1.54                5.97
9/30/00                             325,510        1.02            0.60               1.23                6.17
9/30/99                             388,917        0.81            0.60               1.02                5.77
9/30/98                             441,691        0.63            0.59               0.89                5.72
9/30/97                              96,605        0.67            0.55               0.98                5.88

SERVICE CLASS
10/1/01 through 3/31/02 7        $    2,934        0.91% 2         0.91% 2            1.13% 2             5.37% 2
9/30/01                              32,336        1.56            0.90               1.78                5.65
9/30/00                              25,325        1.32            0.90               1.54                5.87
9/30/99                              26,687        1.11            0.90               1.32                5.47
9/30/98                              29,697        0.91            0.88               1.17                5.51
9/30/97                              50,535        0.97            0.85               1.28                5.58


                                     Ratio of net
                                  investment income
                                     to average
                                     net assets       Portfolio
                                     (excluding       turnover
                                      waivers)          rate
---------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7               4.00% 2           92%
9/30/01                                 5.48             168
9/30/00                                 5.89             182
9/30/99                                 5.71             177
9/30/98                                 5.53             227
6/3/97 1 through 9/30/97                5.64 2           371

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7               3.86% 2           92%
9/30/01                                 5.36             168
9/30/00                                 5.88             182
9/30/99                                 5.62             177
9/30/98                                 5.37             227
9/30/97                                 4.82             371

SERVICE CLASS
10/1/01 through 3/31/02 7               3.55% 2           92%
9/30/01                                 4.98             168
9/30/00                                 5.58             182
9/30/99                                 5.32             177
9/30/98                                 5.09             227
9/30/97                                 4.53             371

INVESTOR A CLASS
10/1/01 through 3/31/02 7               3.27% 2           92%
09/30/01                                4.65             168
9/30/00                                 5.41             182
9/30/99                                 5.10             177
9/30/98                                 4.89             227
9/30/97                                 4.39             371

INVESTOR B CLASS
10/1/01 through 3/31/02 7               2.60% 2           92%
9/30/01                                 4.02             168
9/30/00                                 4.65             182
9/30/99                                 4.34             177
9/30/98                                 4.10             227
11/18/96 1 through 9/30/97              4.17 2           371

INVESTOR C CLASS
10/1/01 through 3/31/02 7               2.41% 2           92%
9/30/01                                 3.78             168
9/30/00                                 4.68             182
9/30/99                                 4.37             177
9/30/98                                 4.07             227
2/24/97 1 through 9/30/97               4.16 2           371

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7               5.34% 2           98%
9/30/01                                 5.75             157
9/30/00                                 5.96             131
9/30/99                                 5.56             191
9/30/98                                 5.46             272
9/30/97                                 5.57             291

SERVICE CLASS
10/1/01 through 3/31/02 7               5.15% 2           98%
9/30/01                                 5.43             157
9/30/00                                 5.66             131
9/30/99                                 5.26             191
9/30/98                                 5.25             272
9/30/97                                 5.27             291


See accompanying notes to financial statements.

62 & 63

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                    Net                      Net gain                                          Net
                                   asset                     (loss) on      Distributions    Distributions    asset
                                   value        Net         investments       from net         from net       value
                                 beginning  investment    (both realized     investment        realized      end of      Total
                                 of period    income      and unrealized)      income            gains       period     return
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 7         $10.57       $0.26          $(0.31)          $(0.26)          $   --       $10.26     (0.42)% 3
9/30/01                             9.91        0.56            0.65            (0.55)              --        10.57     12.58 3
9/30/00                             9.89        0.55            0.02            (0.54)           (0.01)        9.91      6.05 3
9/30/99                            10.48        0.54           (0.51)           (0.54)           (0.08)        9.89      0.28 3
9/30/98                            10.11        0.53            0.38            (0.54)              --        10.48      9.32 3
9/30/97                             9.92        0.54            0.19            (0.54)              --        10.11      7.57 3

INVESTOR B CLASS
10/1/01 through 3/31/02 7         $10.55       $0.23          $(0.31)          $(0.23)          $   --       $10.24     (0.80)% 4
9/30/01                             9.91        0.48            0.64            (0.48)              --        10.55     11.55 4
9/30/00                             9.89        0.49            0.01            (0.47)           (0.01)        9.91      5.26 4
9/30/99                            10.48        0.46           (0.51)           (0.46)           (0.08)        9.89     (0.47) 4
9/30/98                            10.11        0.47            0.37            (0.47)              --        10.48      8.51 4
10/11/96 1 through 9/30/97          9.98        0.45            0.13            (0.45)              --        10.11      5.94 4

INVESTOR C CLASS
10/1/01 through 3/31/02 7         $10.55       $0.23          $(0.31)          $(0.23)          $   --       $10.24     (0.80)% 4
9/30/01                             9.91        0.48            0.64            (0.48)              --        10.55     11.55 4
9/30/00                             9.89        0.48            0.02            (0.47)           (0.01)        9.91      5.26 4
9/30/99                            10.48        0.46           (0.51)           (0.46)           (0.08)        9.89     (0.47) 4
9/30/98                            10.11        0.47            0.37            (0.47)              --        10.48      8.51 4
10/8/96 1 through 9/30/97           9.98        0.45            0.13            (0.45)              --        10.11      5.94 4

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7         $ 9.72       $0.28          $(0.27)          $(0.29)          $(0.10)      $ 9.34      0.04%
9/30/01                             9.13        0.57            0.61            (0.59)              --         9.72     13.39
9/30/00                             9.10        0.58            0.03            (0.58)              --         9.13      7.05
9/30/99                             9.67        0.58           (0.47)           (0.58)           (0.10)        9.10      1.25
5/1/98 1 through 9/30/98            9.46        0.24            0.26            (0.24)           (0.05)        9.67      8.86

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         $ 9.71       $0.27          $(0.26)          $(0.28)          $(0.10)      $ 9.34      0.06%
9/30/01                             9.13        0.56            0.60            (0.58)              --         9.71     13.11
9/30/00                             9.10        0.58            0.02            (0.57)              --         9.13      6.89
9/30/99                             9.67        0.57           (0.47)           (0.57)           (0.10)        9.10      1.10
9/30/98                             9.49        0.57            0.23            (0.57)           (0.05)        9.67      8.81
9/30/97                             9.32        0.58            0.17            (0.58)              --         9.49      8.40

SERVICE CLASS
10/1/01 through 3/31/02 7         $ 9.71       $0.26          $(0.26)          $(0.27)          $(0.10)      $ 9.34     (0.09)%
9/30/01                             9.13        0.53            0.60            (0.55)              --         9.71     12.77
9/30/00                             9.10        0.55            0.02            (0.54)              --         9.13      6.57
9/30/99                             9.67        0.54           (0.47)           (0.54)           (0.10)        9.10      0.80
9/30/98                             9.49        0.58            0.20            (0.55)           (0.05)        9.67      8.48
9/30/97                             9.32        0.55            0.17            (0.55)              --         9.49      8.07

INVESTOR A CLASS
10/1/01 through 3/31/02 7         $ 9.71       $0.25          $(0.26)          $(0.26)          $(0.10)      $ 9.34     (0.17)% 3
9/30/01                             9.12        0.52            0.61            (0.54)              --         9.71     12.58 3
9/30/00                             9.10        0.53            0.02            (0.53)              --         9.12      6.27 3
9/30/99                             9.67        0.52           (0.47)           (0.52)           (0.10)        9.10      0.62 3
9/30/98                             9.49        0.53            0.23            (0.53)           (0.05)        9.67      8.30 3
9/30/97                             9.32        0.53            0.17            (0.53)              --         9.49      7.89 3

INVESTOR B CLASS
10/1/01 through 3/31/02 7         $ 9.72       $0.21          $(0.27)          $(0.22)          $(0.10)      $ 9.34     (0.65)% 4
9/30/01                             9.13        0.45            0.61            (0.47)              --         9.72     11.87 4
9/30/00                             9.10        0.47            0.02            (0.46)              --         9.13      5.60 4
9/30/99                             9.67        0.45           (0.47)           (0.45)           (0.10)        9.10     (0.13) 4
2/5/98 1 through 9/30/98            9.51        0.29            0.21            (0.29)           (0.05)        9.67      7.83 4

INVESTOR C CLASS
10/1/01 through 3/31/02 7         $ 9.72       $0.21          $(0.26)          $(0.22)          $(0.10)      $ 9.35     (0.54)% 4
9/30/01                             9.14        0.45            0.60            (0.47)              --         9.72     11.74 4
9/30/00                             9.10        0.46            0.04            (0.46)              --         9.14      5.71 4
10/16/98 1 through 9/30/99          9.65        0.43           (0.45)           (0.43)           (0.10)        9.10     (0.18) 4


                                                                Ratio of
                                    Net                        expenses to     Ratio of expenses
                                  assets        Ratio of       average net        to average        Ratio of net
                                  end of       expenses to       assets           net assets      investment income
                                  period       average net     (excluding         (excluding       to average net
                                   (000)         assets     interest expense)      waivers)            assets
---------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 7       $   41,364        1.08% 2         1.07% 2            1.32% 2             5.09% 2
9/30/01                             14,033        1.64            1.04               1.85                5.29
9/30/00                              9,262        1.47            1.08               1.69                5.66
9/30/99                              7,239        1.25            1.06               1.46                5.29
9/30/98                              7,972        1.09            1.05               1.35                5.33
9/30/97                              5,374        1.14            1.02               1.45                5.42

INVESTOR B CLASS
10/1/01 through 3/31/02 7       $    4,794        1.81% 2         1.80% 2            2.04% 2             4.27% 2
9/30/01                              3,518        2.34            1.81               2.56                4.67
9/30/00                              1,398        2.24            1.81               2.45                4.96
9/30/99                                809        1.97            1.80               2.19                4.57
9/30/98                                361        1.84            1.79               2.10                4.61
10/11/96 1 through 9/30/97              28        1.90 2          1.77 2             2.21 2              4.62 2

INVESTOR C CLASS
10/1/01 through 3/31/02 7       $    2,977        1.80% 2         1.80% 2            2.04% 2             4.32% 2
9/30/01                              1,677        2.24            1.77               2.45                4.57
9/30/00                                598        2.23            1.81               2.44                4.87
9/30/99                                468        2.00            1.81               2.22                4.56
9/30/98                                299        1.81            1.78               2.07                4.48
10/8/96 1 through 9/30/97               51        1.78 2          1.71 2             2.09 2              4.50 2

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7       $  447,388        0.45% 2         0.45% 2            0.67% 2             5.72% 2
9/30/01                            524,046        0.70            0.45               0.92                6.07
9/30/00                            152,412        1.24            0.45               1.59                6.58
9/30/99                             42,311        1.61            0.44               1.87                6.27
5/1/98 1 through 9/30/98            48,365        1.43 2          0.45 2             1.70 2              5.98 2

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7       $  460,367        0.60% 2         0.60% 2            0.79% 2             5.57% 2
9/30/01                            502,749        0.95            0.60               1.16                6.02
9/30/00                            516,538        1.43            0.60               1.65                6.42
9/30/99                            476,236        1.74            0.60               1.96                6.12
9/30/98                            490,674        1.72            0.59               1.99                6.05
9/30/97                            295,709        0.98            0.53               1.27                6.18

SERVICE CLASS
10/1/01 through 3/31/02 7       $   26,947        0.90% 2         0.90% 2            1.09% 2             5.27% 2
9/30/01                             35,351        1.21            0.90               1.41                5.69
9/30/00                             25,242        1.74            0.90               1.96                6.12
9/30/99                             24,299        2.05            0.90               2.26                5.81
9/30/98                             25,946        2.06            0.89               2.33                5.78
9/30/97                             52,316        1.27            0.83               1.56                5.88

INVESTOR A CLASS
10/1/01 through 3/31/02 7       $   20,572        1.08% 2         1.07% 2            1.27% 2             5.11% 2
9/30/01                              7,106        1.33            1.06               1.54                5.44
9/30/00                              3,398        1.95            1.08               2.16                5.98
9/30/99                              2,387        2.21            1.08               2.43                5.70
9/30/98                              1,648        2.22            1.06               2.49                5.64
9/30/97                              1,116        1.44            1.00               1.73                5.70

INVESTOR B CLASS
10/1/01 through 3/31/02 7       $    4,466        1.81% 2         1.81% 2            2.00% 2             4.32% 2
9/30/01                              2,933        2.05            1.80               2.25                4.67
9/30/00                              1,071        2.66            1.82               2.87                5.19
9/30/99                              1,010        2.81            1.79               3.02                4.89
2/5/98 1 through 9/30/98               111        2.79 2          1.75 2             3.06 2              4.50 2

INVESTOR C CLASS
10/1/01 through 3/31/02 7       $    1,677        1.79% 2         1.79% 2            1.98% 2             4.29% 2
9/30/01                                885        2.11            1.81               2.31                4.73
9/30/00                                475        2.71            1.82               2.92                5.20
10/16/98 1 through 9/30/99             420        2.81 2          1.82 2             3.02 2              4.99 2


                                  Ratio of net
                                investment income
                                   to average
                                   net assets        Portfolio
                                   (excluding        turnover
                                    waivers)           rate
--------------------------------------------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 7             4.85% 2           98%
9/30/01                               5.08             157
9/30/00                               5.45             131
9/30/99                               5.08             191
9/30/98                               5.07             272
9/30/97                               5.11             291

INVESTOR B CLASS
10/1/01 through 3/31/02 7             4.04% 2           98%
9/30/01                               4.46             157
9/30/00                               4.75             131
9/30/99                               4.34             191
9/30/98                               4.35             272
10/11/96 1 through 9/30/97            4.31 2           291

INVESTOR C CLASS
10/1/01 through 3/31/02 7             4.08% 2           98%
9/30/01                               4.36             157
9/30/00                               4.66             131
9/30/99                               4.34             191
9/30/98                               4.22             272
10/8/96 1 through 9/30/97             4.19 2           291

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7             5.50% 2          113%
9/30/01                               5.85             250
9/30/00                               6.23             199
9/30/99                               6.00             221
5/1/98 1 through 9/30/98              5.71 2           221

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7             5.38% 2          113%
9/30/01                               5.82             250
9/30/00                               6.20             199
9/30/99                               5.90             221
9/30/98                               5.78             221
9/30/97                               5.89             321

SERVICE CLASS
10/1/01 through 3/31/02 7             5.07% 2          113%
9/30/01                               5.48             250
9/30/00                               5.90             199
9/30/99                               5.60             221
9/30/98                               5.51             221
9/30/97                               5.59             321

INVESTOR A CLASS
10/1/01 through 3/31/02 7             4.92% 2          113%
9/30/01                               5.24             250
9/30/00                               5.76             199
9/30/99                               5.49             221
9/30/98                               5.37             221
9/30/97                               5.41             321

INVESTOR B CLASS
10/1/01 through 3/31/02 7             4.13% 2          113%
9/30/01                               4.47             250
9/30/00                               4.97             199
9/30/99                               4.68             221
2/5/98 1 through 9/30/98              4.232            221

INVESTOR C CLASS
10/1/01 through 3/31/02 7             4.10% 2          113%
9/30/01                               4.53             250
9/30/00                               4.98             199
10/16/98 1 through 9/30/99            4.77 2           221

See accompanying notes to financial statements.

64 & 65

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                    Net                           Net gain                                            Net
                                   asset                          (loss) on        Distributions    Distributions    asset
                                   value            Net          investments         from net         from net       value
                                 beginning      investment     (both realized       investment        realized      end of
                                 of period        income       and unrealized)        income            gains       period
------------------------------------------------------------------------------------------------------------------------------
--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7         $ 9.98           $0.27           $(0.26)            $(0.32)          $(0.12)      $ 9.55
9/30/01                             9.36            0.58             0.62              (0.58)              --         9.98
9/30/00                             9.31            0.61             0.05              (0.60)           (0.01)        9.36
9/30/99                            10.12            0.59            (0.60)             (0.58)           (0.22)        9.31
9/30/98                             9.82            0.61             0.40              (0.62)           (0.09)       10.12
5/1/97 1 through 9/30/97            9.57            0.26             0.24              (0.25)              --         9.82

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         $ 9.98           $0.27           $(0.26)            $(0.32)          $(0.12)      $ 9.55
9/30/01                             9.36            0.57             0.62              (0.57)              --         9.98
9/30/00                             9.31            0.60             0.05              (0.59)           (0.01)        9.36
9/30/99                            10.12            0.57            (0.59)             (0.57)           (0.22)        9.31
9/30/98                             9.82            0.59             0.40              (0.60)           (0.09)       10.12
9/30/97                             9.55            0.62             0.26              (0.61)              --         9.82

SERVICE CLASS
10/1/01 through 3/31/02 7         $ 9.98           $0.27           $(0.26)            $(0.32)          $(0.12)      $ 9.55
9/30/01                             9.36            0.54             0.62              (0.54)              --         9.98
9/30/00                             9.31            0.57             0.05              (0.56)           (0.01)        9.36
9/30/99                            10.12            0.54            (0.59)             (0.54)           (0.22)        9.31
9/30/98                             9.82            0.56             0.40              (0.57)           (0.09)       10.12
9/30/97                             9.55            0.59             0.26              (0.58)              --         9.82

INVESTOR A CLASS
10/1/01 through 3/31/02 7         $ 9.99           $0.22           $(0.24)            $(0.29)          $(0.12)      $ 9.56
9/30/01                             9.36            0.52             0.63              (0.52)              --         9.99
9/30/00                             9.31            0.55             0.05              (0.54)           (0.01)        9.36
9/30/99                            10.12            0.53            (0.60)             (0.52)           (0.22)        9.31
9/30/98                             9.82            0.55             0.40              (0.56)           (0.09)       10.12
9/30/97                             9.55            0.58             0.26              (0.57)              --         9.82

INVESTOR B CLASS
10/1/01 through 3/31/02 7         $ 9.98           $0.20           $(0.25)            $(0.25)          $(0.12)      $ 9.56
9/30/01                             9.35            0.46             0.62              (0.45)              --         9.98
9/30/00                             9.31            0.48             0.04              (0.47)           (0.01)        9.35
9/30/99                            10.12            0.46            (0.60)             (0.45)           (0.22)        9.31
9/30/98                             9.82            0.47             0.40              (0.48)           (0.09)       10.12
9/30/97                             9.55            0.51             0.26              (0.50)              --         9.82

INVESTOR C CLASS
10/1/01 through 3/31/02 7         $ 9.99           $0.20           $(0.26)            $(0.25)          $(0.12)      $ 9.56
9/30/01                             9.35            0.46             0.63              (0.45)              --         9.99
9/30/00                             9.31            0.47             0.05              (0.47)           (0.01)        9.35
9/30/99                            10.12            0.47            (0.61)             (0.45)           (0.22)        9.31
9/30/98                             9.82            0.47             0.40              (0.48)           (0.09)       10.12
2/28/97 1 through 9/30/97           9.64            0.29             0.17              (0.28)              --         9.82

--------------------------------
CORE PLUS TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
12/7/01 1 through 3/31/02 7       $10.00           $0.16           $(0.08)            $(0.16)          $   --       $ 9.92

INSTITUTIONAL CLASS
12/7/01 1 through 3/31/02 7       $10.00           $0.10           $(0.04)            $(0.15)          $   --       $ 9.91

SERVICE CLASS
12/7/01 1 through 3/31/02 7       $10.00           $0.10           $(0.04)            $(0.15)          $   --       $ 9.91

INVESTOR A CLASS
12/7/01 1 through 3/31/02 7       $10.00           $0.02           $ 0.03             $(0.14)          $   --       $ 9.91

INVESTOR B CLASS
12/7/01 1 through 3/31/02 7       $10.00           $0.02           $ 0.03             $(0.14)          $   --       $ 9.91

INVESTOR C CLASS
12/7/01 1 through 3/31/02 7       $10.00           $0.02           $ 0.03             $(0.14)          $   --       $ 9.91

                                                                             Ratio of
                                                 Net                        expenses to     Ratio of expenses
                                               assets        Ratio of       average net        to average        Ratio of net
                                               end of       expenses to       assets           net assets      investment income
                                   Total       period       average net     (excluding         (excluding       to average net
                                  return        (000)         assets     interest expense)      waivers)            assets
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7           0.02%    $  650,447        0.40% 2         0.40% 2            0.64% 2             5.54% 2
9/30/01                            13.21        530,153        0.47            0.40               0.72                6.02
9/30/00                             7.45        320,489        0.62            0.40               0.99                6.68
9/30/99                            (0.02)       160,791        0.79            0.40               1.07                6.13
9/30/98                            10.74         92,723        0.68            0.40               1.02                6.14
5/1/97 1 through 9/30/97            5.30         48,139        0.56 2          0.40 2             0.852               6.54 2

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7          (0.06)%   $1,077,969        0.55% 2         0.55% 2            0.75% 2             5.40% 2
9/30/01                            13.04      1,088,073        0.63            0.55               0.85                5.90
9/30/00                             7.29      1,051,089        0.78            0.55               1.02                6.51
9/30/99                            (0.17)       712,529        0.93            0.55               1.19                5.94
9/30/98                            10.57        673,823        0.83            0.55               1.17                6.00
9/30/97                            10.03        393,657        0.84            0.55               1.14                6.52

SERVICE CLASS
10/1/01 through 3/31/02 7          (0.21)%   $   82,138        0.85% 2         0.85% 2            1.05% 2             5.11% 2
9/30/01                            12.71        112,748        0.91            0.85               1.13                5.55
9/30/00                             6.98         59,334        1.11            0.85               1.35                6.19
9/30/99                            (0.47)        65,758        1.23            0.86               1.48                5.63
9/30/98                            10.24         70,111        1.18            0.85               1.52                5.72
9/30/97                             9.71        122,308        1.35            0.85               1.64                6.09

INVESTOR A CLASS
10/1/01 through 3/31/02 7          (0.29)% 3 $   68,733        1.02% 2         1.02% 2            1.22% 2             4.92% 2
9/30/01                            12.63 3       22,123        1.07            1.02               1.28                5.33
9/30/00                             5.89 3        6,977        1.27            1.02               1.51                5.98
9/30/99                            (0.64) 3       6,776        1.41            1.03               1.66                5.48
9/30/98                            10.04 3        5,108        1.27            0.98               1.61                5.49
9/30/97                             9.52 3        2,441        1.36            1.01               1.65                5.96

INVESTOR B CLASS
10/1/01 through 3/31/02 7          (0.57)% 4 $   43,018        1.76% 2         1.76% 2            1.96% 2             4.18% 2
9/30/01                            11.69 4       36,314        1.81            1.75               2.02                4.60
9/30/00                             5.89 4       12,189        2.04            1.77               2.28                5.26
9/30/99                            (1.38) 4      14,383        2.15            1.77               2.41                4.72
9/30/98                             9.20 4       11,734        2.01            1.76               2.35                4.78
9/30/97                             8.71 4        5,295        2.17            1.75               2.46                5.19

INVESTOR C CLASS
10/1/01 through 3/31/02 7          (0.67)% 4 $   25,723        1.76% 2         1.76% 2            1.96% 2             4.19% 2
9/30/01                            11.80 4       21,678        1.79            1.75               2.00                4.56
9/30/00                             6.00 4        2,911        2.07            1.77               2.31                5.20
9/30/99                            (1.38) 4       6,762        2.16            1.76               2.40                4.81
9/30/98                             9.20 4        2,035        1.90            1.73               2.24                4.75
2/28/97 1 through 9/30/97           4.82 4          128        1.93 2          1.74 2             2.22 2              5.22 2

--------------------------------
CORE PLUS TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
12/7/01 1 through 3/31/02 7         0.78%    $   58,318        0.40% 2         0.40% 2            0.88% 2             5.19% 2

INSTITUTIONAL CLASS
12/7/01 1 through 3/31/02 7         0.61%    $    3,936        0.55% 2         0.55% 2            1.10% 2             5.08% 2

SERVICE CLASS
12/7/01 1 through 3/31/02 7         0.76%    $       --        0.85% 2         0.85% 2            1.40% 2             4.78% 2

INVESTOR A CLASS
12/7/01 1 through 3/31/02 7         0.53% 3  $       79        1.02% 2         1.02% 2            1.57% 2             3.89% 2

INVESTOR B CLASS
12/7/01 1 through 3/31/02 7         0.51% 4  $       --        1.76% 2         1.76% 2            2.31% 2             3.89% 2

INVESTOR C CLASS
12/7/01 1 through 3/31/02 7         0.51% 4  $       --        1.76% 2         1.76% 2            2.31% 2             4.18% 2

                                      Ratio of net
                                   investment income
                                      to average
                                      net assets        Portfolio
                                      (excluding        turnover
                                       waivers)           rate
-----------------------------------------------------------------
--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7                5.31% 2          145%
9/30/01                                  5.78             304
9/30/00                                  6.31             248
9/30/99                                  5.85             328
9/30/98                                  5.80             405
5/1/97 1 through 9/30/97                 6.25 2           441

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7                5.19% 2          145%
9/30/01                                  5.67             304
9/30/00                                  6.27             248
9/30/99                                  5.68             328
9/30/98                                  5.66             405
9/30/97                                  6.23             441

SERVICE CLASS
10/1/01 through 3/31/02 7                4.90% 2          145%
9/30/01                                  5.33             304
9/30/00                                  5.95             248
9/30/99                                  5.37             328
9/30/98                                  5.38             405
9/30/97                                  5.81             441

INVESTOR A CLASS
10/1/01 through 3/31/02 7                4.71% 2          145%
9/30/01                                  5.12             304
9/30/00                                  5.74             248
9/30/99                                  5.23             328
9/30/98                                  5.15             405
9/30/97                                  5.67             441

INVESTOR B CLASS
10/1/01 through 3/31/02 7                3.98% 2          145%
9/30/01                                  4.39             304
9/30/00                                  5.02             248
9/30/99                                  4.47             328
9/30/98                                  4.44             405
9/30/97                                  4.90             441

INVESTOR C CLASS
10/1/01 through 3/31/02 7                3.98% 2          145%
9/30/01                                  4.35             304
9/30/00                                  4.96             248
9/30/99                                  4.56             328
9/30/98                                  4.41             405
2/28/97 1 through 9/30/97                4.93 2           441

--------------------------------
CORE PLUS TOTAL RETURN PORTFOLIO
--------------------------------
BLACKROCK CLASS
12/7/01 1 through 3/31/02 7              4.71% 2          108%

INSTITUTIONAL CLASS
12/7/01 1 through 3/31/02 7              4.53% 2          108%

SERVICE CLASS
12/7/01 1 through 3/31/02 7              4.23% 2          108%

INVESTOR A CLASS
12/7/01 1 through 3/31/02 7              3.34% 2          108%

INVESTOR B CLASS
12/7/01 1 through 3/31/02 7              3.34% 2          108%

INVESTOR C CLASS
12/7/01 1 through 3/31/02 7              3.63% 2          108%


See accompanying notes to financial statements.


66 & 67

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                    Net                     Net gain                                                    Net
                                   asset                    (loss) on     Distributions                Distributions   asset
                                   value        Net        investments      from net     Distributions   from net      value
                                 beginning  investment   (both realized    investment        From        realized     end of
                                 of period    income     and unrealized)    income 8        Capital        gains      period
---------------------------------------------------------------------------------------------------------------------------------
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 7         $10.99       $0.25         $(0.32)        $(0.28)        $   --         $(0.27)     $10.37
9/30/01                            10.03        0.55           0.95          (0.54)            --             --       10.99
9/30/00                             9.92        0.56           0.13          (0.54)         (0.04)            --       10.03
9/30/99                            10.84        0.55          (0.70)         (0.54)         (0.07)         (0.16)       9.92
9/30/98                            10.49        0.53           0.54          (0.61)            --          (0.11)      10.84
9/30/97                            10.20        0.73           0.30          (0.74)            --             --       10.49

INVESTOR B CLASS
10/1/01 through 3/31/02 7         $10.98       $0.22         $(0.33)        $(0.24)        $   --         $(0.27)     $10.36
9/30/01                            10.03        0.47           0.94          (0.46)            --             --       10.98
9/30/00                             9.92        0.49           0.13          (0.47)         (0.04)            --       10.03
9/30/99                            10.84        0.47          (0.70)         (0.46)         (0.07)         (0.16)       9.92
9/30/98                            10.49        0.54           0.50          (0.58)            --          (0.11)      10.84
9/30/97                            10.20        0.66           0.30          (0.67)            --             --       10.49

INVESTOR C CLASS
10/1/01 through 3/31/02 7         $10.97       $0.22         $(0.33)        $(0.24)        $   --         $(0.27)     $10.35
9/30/01                            10.02        0.47           0.94          (0.46)            --             --       10.97
9/30/00                             9.92        0.49           0.12          (0.47)         (0.04)            --       10.02
9/30/99                            10.84        0.47          (0.70)         (0.46)         (0.07)         (0.16)       9.92
9/30/98                            10.49        0.51           0.53          (0.58)            --          (0.11)      10.84
2/28/97 1 through 9/30/97          10.30        0.37           0.20          (0.38)            --             --       10.49

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         $10.28       $0.32         $(0.10)        $(0.32)        $   --         $(0.21)     $ 9.97
9/30/01                             9.70        0.64           0.57          (0.63)            --             --       10.28
9/30/00                             9.61        0.62           0.13          (0.64)            --          (0.02)       9.70
9/30/99                            10.11        0.61          (0.49)         (0.60)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.23           0.10          (0.22)            --             --       10.11

SERVICE CLASS
10/1/01 through 3/31/02 7         $10.29       $0.31         $(0.12)        $(0.31)        $   --         $(0.21)     $ 9.96
9/30/01                             9.72        0.61           0.56          (0.60)            --             --       10.29
9/30/00                             9.61        0.58           0.16          (0.61)            --          (0.02)       9.72
9/30/99                            10.11        0.58          (0.49)         (0.57)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.27           0.04          (0.20)            --             --       10.11

INVESTOR A CLASS
10/1/01 through 3/31/02 7         $10.32       $0.29         $(0.09)        $(0.30)        $   --         $(0.21)     $10.01
9/30/01                             9.71        0.59           0.60          (0.58)            --             --       10.32
9/30/00                             9.61        0.56           0.15          (0.59)            --          (0.02)       9.71
9/30/99                            10.11        0.56          (0.49)         (0.55)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.20           0.11          (0.20)            --             --       10.11

INVESTOR B CLASS
10/1/01 through 3/31/02 7         $10.29       $0.24         $(0.09)        $(0.26)        $   --         $(0.21)     $ 9.97
9/30/01                             9.71        0.51           0.58          (0.51)            --             --       10.29
9/30/00                             9.61        0.49           0.15          (0.52)            --          (0.02)       9.71
9/30/99                            10.11        0.48          (0.49)         (0.47)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.17           0.11          (0.17)            --             --       10.11

INVESTOR C CLASS
10/1/01 through 3/31/02 7         $10.27       $0.24         $(0.08)        $(0.26)        $   --         $(0.21)     $ 9.96
9/30/01                             9.68        0.51           0.59          (0.51)            --             --       10.27
9/30/00                             9.61        0.50           0.11          (0.52)            --          (0.02)       9.68
9/30/99                            10.11        0.48          (0.49)         (0.47)            --          (0.02)       9.61
5/18/98 1 through 9/30/98          10.00        0.23           0.05          (0.17)            --             --       10.11


                                                                           Ratio of
                                               Net                        expenses to     Ratio of expenses
                                             assets        Ratio of       average net        to average        Ratio of net
                                             end of       expenses to       assets           net assets      investment income
                                   Total     period       average net     (excluding         (excluding       to average net
                                  return      (000)         assets     interest expense)      waivers)            assets
--------------------------------------------------------------------------------------------------------------------------------
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 7        (0.72)% 3 $   16,091        1.17% 2          1.06% 2            1.46% 2            4.63% 2
9/30/01                          15.36 3       12,040        1.31             1.06               1.60               5.16
9/30/00                           7.27 3        5,716        2.43             1.06               2.77               5.71
9/30/99                          (1.40) 3       6,713        1.96             1.07               2.32               5.30
9/30/98                          11.13 3        6,045        1.46             1.05               2.04               5.45
9/30/97                          10.48 3        4,876        1.41             1.02               2.13               7.63

INVESTOR B CLASS
10/1/01 through 3/31/02 7        (1.10)% 4 $   32,437        1.94% 2          1.82% 2            2.23% 2            4.01% 2
9/30/01                          14.41 4       29,936        2.10             1.82               2.39               4.52
9/30/00                           6.48 4       24,608        3.25             1.82               3.60               5.05
9/30/99                          (2.14) 4      34,753        2.72             1.81               3.08               4.55
9/30/98                          10.31 4       25,165        2.01             1.80               2.59               4.82
9/30/97                           9.66 4       14,796        2.14             1.77               2.86               6.89

INVESTOR C CLASS
10/1/01 through 3/31/02 7        (1.10)% 4 $    7,405        1.89% 2          1.79% 2            2.18% 2            3.90% 2
9/30/01                          14.42 4        3,589        2.04             1.80               2.33               4.41
9/30/00                           6.38 4        1,279        3.29             1.82               3.64               5.10
9/30/99                          (2.14) 4       2,435        2.70             1.81               3.06               4.52
9/30/98                          10.31 4        1,551        2.14             1.80               2.72               4.64
2/28/97 1 through 9/30/97         5.64 4          849        3.24 2           1.70 2,            3.96 2             5.57 2

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         2.19%    $  167,062       1.28% 2          0.60% 2            1.57% 2            6.52% 2
9/30/01                          12.84        117,528       1.34             0.60               1.66               6.40
9/30/00                           7.58         95,108       1.49             0.60               1.84               6.52
9/30/99                           1.14        110,611       0.86             0.60               1.21               6.15
5/18/98 1 through 9/30/98         1.36             --       0.63 2           0.60 2             1.00 2             6.09 2

SERVICE CLASS
10/1/01 through 3/31/02 7         1.94%    $      405       1.55% 2          0.90% 2            1.84% 2            6.22% 2
9/30/01                          12.38            224       1.59             0.90               1.92               6.07
9/30/00                           7.47            197       1.78             0.90               2.15               6.17
9/30/99                           0.84             97       1.31             0.88               1.64               6.12
5/18/98 1 through 9/30/98         3.18             --       0.74 2           0.57 2             1.11 2             8.78 2

INVESTOR A CLASS
10/1/01 through 3/31/02 7         1.94% 3  $    7,725       1.69% 2          1.06% 2            1.97% 2            5.67 % 2
9/30/01                          12.74 3        3,672       1.81             1.07               2.13               5.87
9/30/00                           7.18 3        1,882       1.98             1.08               2.33               6.06
9/30/99                           0.67 3        1,106       1.37             1.08               1.69               5.76
5/18/98 1 through 9/30/98         3.12 3          535       1.10 2           1.06 2             1.47 2             5.65 2

INVESTOR B CLASS
10/1/01 through 3/31/02 7         1.47% 4  $   11,735       2.39% 2          1.78% 2            2.67% 2            5.04% 2
9/30/01                          11.48 4        4,936       2.53             1.77               2.83               4.77
9/30/00                           6.39 4          335       2.71             1.81               3.06               5.24
9/30/99                          (0.09) 4         229       2.08             1.81               2.43               4.94
5/18/98 1 through 9/30/98         2.85 4          166       1.73 2           1.70 2             2.10 2             4.50 2

INVESTOR C CLASS
10/1/01 through 3/31/02 7         1.57% 4  $   19,206       2.07% 2          1.69% 2            2.34% 2            4.44% 2
9/30/01                          11.62 4        1,225       2.48             1.75               2.79               4.64
9/30/00                           6.39 4           29       2.69             1.81               3.04               5.33
9/30/99                          (0.09) 4          24       2.16             1.71               2.50               5.15
5/18/98 1 through 9/30/98         2.85 4           --       0.57 2           0.57 2             0.94 2             5.26 2


                                   Ratio of net
                                 investment income
                                    to average
                                    net assets        Portfolio
                                    (excluding        turnover
                                     waivers)           rate
---------------------------------------------------------------
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
10/1/01 through 3/31/02 7              4.34% 2          289%
9/30/01                                4.87             849
9/30/00                                5.37             168
9/30/99                                4.94             195
9/30/98                                4.87             477
9/30/97                                6.91             393

INVESTOR B CLASS
10/1/01 through 3/31/02 7              3.72% 2          289%
9/30/01                                4.23             849
9/30/00                                4.71             168
9/30/99                                4.19             195
9/30/98                                4.24             477
9/30/97                                6.17             393

INVESTOR C CLASS
10/1/01 through 3/31/02 7              3.61% 2          289%
9/30/01                                4.12             849
9/30/00                                4.76             168
9/30/99                                4.16             195
9/30/98                                4.06             477
2/28/97 1 through 9/30/97              4.85 2           393

--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7             6.23% 2          190%
9/30/01                               6.07             773
9/30/00                               6.16             184
9/30/99                               5.81             124
5/18/98 1 through 9/30/98             5.72 2            56

SERVICE CLASS
10/1/01 through 3/31/02 7             5.93% 2          190%
9/30/01                               5.75             773
9/30/00                               5.81             184
9/30/99                               5.79             124
5/18/98 1 through 9/30/98             8.41 2            56

INVESTOR A CLASS
10/1/01 through 3/31/02 7             5.39% 2          190%
9/30/01                               5.55             773
9/30/00                               5.70             184
9/30/99                               5.44             124
5/18/98 1 through 9/30/98             5.28 2            56

INVESTOR B CLASS
10/1/01 through 3/31/02 7             4.75% 2          190%
9/30/01                               4.46             773
9/30/00                               4.89             184
9/30/99                               4.59             124
5/18/98 1 through 9/30/98             4.13 2            56

INVESTOR C CLASS
10/1/01 through 3/31/02 7             4.17% 2          190%
9/30/01                               4.33             773
9/30/00                               4.98             184
9/30/99                               4.81             124
5/18/98 1 through 9/30/98             4.90 2            56


See accompanying notes to financial statements.

68 & 69

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period

                                    Net                           Net gain                                            Net
                                   asset                          (loss) on        Distributions    Distributions    asset
                                   value            Net          investments         from net         from net       value
                                 beginning      investment     (both realized       investment        realized      end of
                                 of period        income       and unrealized)        income 8          gains       period
-------------------------------------------------------------------------------------------------------------------------------
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         $10.60           $0.28           $(0.29)            $(0.31)          $   --       $10.28
9/30/01                             9.92            0.61             0.68              (0.61)              --        10.60
9/30/00                             9.92            0.62             0.02              (0.62)           (0.02)        9.92
9/30/99                            10.64            0.62            (0.57)             (0.62)           (0.15)        9.92
9/30/98                            10.41            0.67             0.26              (0.65)           (0.05)       10.64
9/30/97                            10.09            0.68             0.32              (0.68)              --        10.41

SERVICE CLASS
10/1/01 through 3/31/02 7         $10.60           $0.26           $(0.29)            $(0.29)          $   --       $10.28
9/30/01                             9.92            0.58             0.68              (0.58)              --        10.60
9/30/00                             9.92            0.60             0.01              (0.59)           (0.02)        9.92
9/30/99                            10.64            0.59            (0.57)             (0.59)           (0.15)        9.92
9/30/98                            10.41            0.60             0.30              (0.62)           (0.05)       10.64
9/30/97                            10.09            0.66             0.31              (0.65)              --        10.41

INVESTOR A CLASS
10/1/01 through 3/31/02 7         $10.60           $0.25           $(0.29)            $(0.28)          $   --       $10.28
9/30/01                             9.92            0.56             0.68              (0.56)              --        10.60
9/30/00                             9.92            0.59             0.01              (0.58)           (0.02)        9.92
9/30/99                            10.64            0.58            (0.57)             (0.58)           (0.15)        9.92
9/30/98                            10.41            0.59             0.29              (0.60)           (0.05)       10.64
9/30/97                            10.09            0.65             0.31              (0.64)              --        10.41

INVESTOR B CLASS
10/1/01 through 3/31/02 7         $10.60           $0.21           $(0.29)            $(0.24)          $   --       $10.28
9/30/01                             9.92            0.49             0.68              (0.49)              --        10.60
9/30/00                             9.92            0.51             0.02              (0.51)           (0.02)        9.92
9/30/99                            10.64            0.50            (0.57)             (0.50)           (0.15)        9.92
9/30/98                            10.41            0.52             0.29              (0.53)           (0.05)       10.64
7/15/97 1 through 9/30/97          10.39            0.09             0.02              (0.09)              --        10.41

INVESTOR C CLASS
10/1/01 through 3/31/02 7         $10.57           $0.21           $(0.29)            $(0.24)          $   --       $10.25
9/30/01                             9.91            0.49             0.66              (0.49)              --        10.57
11/22/99 6 through 9/30/00          9.92            0.44            (0.02)             (0.43)              --         9.91
5/19/99 1 through 9/30/99          10.14            0.08            (0.22)             (0.08)              --         9.92

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         $10.53           $0.21           $(0.21)            $(0.29)          $   --       $10.24
9/30/01                            10.69            0.55             0.68              (1.39)              --        10.53
9/30/00                            10.81            0.49             0.23              (0.52)           (0.32)       10.69
9/30/99                            11.24            0.30            (0.09)             (0.64)              --        10.81
9/30/98                            10.95            0.45             0.83              (0.57)           (0.42)       11.24
9/30/97                            11.71            0.78             0.42              (1.47)           (0.49)       10.95

SERVICE CLASS
10/1/01 through 3/31/02 7         $10.53           $0.21           $(0.22)            $(0.28)          $   --       $10.24
9/30/01                            10.69            0.50             0.70              (1.36)              --        10.53
9/30/00                            10.81            0.46             0.23              (0.49)           (0.32)       10.69
9/30/99                            11.24            0.24            (0.06)             (0.61)              --        10.81
9/30/98                            10.95            0.18             1.06              (0.53)           (0.42)       11.24
9/30/97                            11.71            1.36            (0.19)             (1.44)           (0.49)       10.95

INVESTOR A CLASS
10/1/01 through 3/31/02 7         $10.53           $0.20           $(0.22)            $(0.27)          $   --       $10.24
9/30/01                            10.69            0.47             0.71              (1.34)              --        10.53
9/30/00                            10.81            0.46             0.21              (0.47)           (0.32)       10.69
9/30/99                            11.24            0.23            (0.07)             (0.59)              --        10.81
9/30/98                            10.95            0.47             0.76              (0.52)           (0.42)       11.24
9/30/97                            11.71            1.10             0.05              (1.42)           (0.49)       10.95


                                                                            Ratio of
                                                Net                        expenses to     Ratio of expenses
                                              assets        Ratio of       average net        to average        Ratio of net
                                              end of       expenses to       assets           net assets      investment income
                                  Total       period       average net     (excluding         (excluding       to average net
                                 return        (000)         assets     interest expense)      waivers)            assets
---------------------------------------------------------------------------------------------------------------------------------
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         (0.15)%    $  965,740        0.65% 2         0.65% 2            0.77% 2             5.38% 2
9/30/01                           13.39       1,042,238        1.07            0.65               1.19                5.98
9/30/00                            6.84       1,158,375        1.30            0.65               1.41                6.44
9/30/99                            0.57       1,252,991        1.45            0.65               1.57                6.11
9/30/98                            9.25       1,335,054        1.30            0.63               1.48                6.04
9/30/97                           10.25         537,260        0.92            0.58               1.17                6.65

SERVICE CLASS
10/1/01 through 3/31/02 7         (0.30)%    $  240,699        0.95% 2         0.95% 2            1.07% 2             5.06% 2
9/30/01                           13.05         238,117        1.37            0.95               1.48                5.68
9/30/00                            6.52         284,075        1.59            0.95               1.70                6.15
9/30/99                            0.26         270,943        1.76            0.95               1.88                5.81
9/30/98                            8.93         257,641        1.69            0.93               1.87                5.76
9/30/97                            9.93         266,750        1.27            0.88               1.52                6.37

INVESTOR A CLASS
10/1/01 through 3/31/02 7         (0.38)% 3  $   51,020        1.13% 2         1.13% 2            1.25% 2             4.82% 2
9/30/01                           12.86 3        20,196        1.50            1.13               1.61                5.46
9/30/00                            6.35 3        16,936        1.77            1.12               1.89                6.03
9/30/99                            0.09 3        15,092        1.93            1.12               2.04                5.62
9/30/98                            8.74 3        14,897        1.90            1.10               2.08                5.64
9/30/97                            9.74 3        15,230        1.41            1.05               1.66                6.18

INVESTOR B CLASS
10/1/01 through 3/31/02 7         (0.76)% 4  $    8,831        1.87% 2         1.87% 2            1.99% 2             4.13% 2
9/30/01                           12.03 4         7,981        2.21            1.87               2.33                4.70
9/30/00                            5.56 4         4,831        2.53            1.87               2.64                5.23
9/30/99                           (0.66) 4        5,818        2.68            1.87               2.80                4.88
9/30/98                            7.94 4         4,639        2.43            1.82               2.61                4.71
7/15/97 1 through 9/30/97          1.35 4           468        2.14 2          1.31 2             2.39 2              3.85 2

INVESTOR C CLASS
10/1/01 through 3/31/02 7         (0.76)% 4  $      413        1.87% 2         1.87% 2            1.99% 2             4.10% 2
9/30/01                           11.84 4           345        2.03            1.86               2.14                4.59
11/22/99 6 through 9/30/00         4.91 4            31        2.36 2          1.78 2             2.47 2              5.25 2
5/19/99 1 through 9/30/99            --              -- 5      2.53 2          1.79 2             2.64 2              4.93 2

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         (0.01)%    $   78,439        1.21% 2         0.90% 2            1.21% 2             3.97% 2
9/30/01                           12.30          73,636        2.43            0.88               2.43                5.54
9/30/00                            7.04          69,172        1.38            0.92               1.38                4.69
9/30/99                            1.91          59,265        1.03            1.03               1.03                3.79
9/30/98                           12.51          43,672        1.01            1.01               1.16                4.08
9/30/97                           11.59          43,310        0.98            0.98               1.08                5.28

SERVICE CLASS
10/1/01 through 3/31/02 7         (0.16)%    $   15,480        1.48% 2         1.20% 2            1.48% 2             3.67% 2
9/30/01                           11.97          11,045        2.74            1.20               2.74                5.08
9/30/00                            6.72           4,092        1.66            1.22               1.66                4.36
9/30/99                            1.60           3,730        1.33            1.33               1.33                3.50
9/30/98                           12.17           2,359        1.31            1.31               1.46                3.79
9/30/97                           11.23           6,708        1.30            1.29               1.40                5.01

INVESTOR A CLASS
10/1/01 through 3/31/02 7         (0.25)% 3  $   28,188        1.63% 2         1.36% 2            1.63% 2             3.47% 2
9/30/01                           11.79 3        16,827        2.88            1.36               2.88                4.85
9/30/00                            6.54 3         5,435        1.89            1.38               1.89                4.20
9/30/99                            1.43 3         2,638        1.49            1.49               1.49                3.30
9/30/98                           11.98 3         1,705        1.48            1.48               1.63                3.59
9/30/97                           11.02 3         1,015        1.42            1.42               1.52                4.49


                                    Ratio of net
                                  investment income
                                     to average
                                     net assets        Portfolio
                                     (excluding        turnover
                                      waivers)           rate
--------------------------------------------------------------
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7                5.26% 2          141%
9/30/01                                  5.86             262
9/30/00                                  6.33             205
9/30/99                                  5.99             239
9/30/98                                  5.86             376
9/30/97                                  6.40             428

SERVICE CLASS
10/1/01 through 3/31/02 7                4.94% 2          141%
9/30/01                                  5.56             262
9/30/00                                  6.04             205
9/30/99                                  5.69             239
9/30/98                                  5.58             376
9/30/97                                  6.12             428

INVESTOR A CLASS
10/1/01 through 3/31/02 7                4.70% 2          141%
9/30/01                                  5.34             262
9/30/00                                  5.92             205
9/30/99                                  5.50             239
9/30/98                                  5.46             376
9/30/97                                  5.93             428

INVESTOR B CLASS
10/1/01 through 3/31/02 7                4.02% 2          141%
9/30/01                                  4.59             262
9/30/00                                  5.12             205
9/30/99                                  4.77             239
9/30/98                                  4.53             376
7/15/97 1 through 9/30/97                3.60 2           428

INVESTOR C CLASS
10/1/01 through 3/31/02 7                3.98% 2          141%
9/30/01                                  4.48             262
11/22/99 6 through 9/30/00               5.14 2           205
5/19/99 1 through 9/30/99                4.82 2           239

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7                3.97% 2           67%
9/30/01                                  5.54             111
9/30/00                                  4.69             266
9/30/99                                  3.79             317
9/30/98                                  3.93             225
9/30/97                                  5.18             272

SERVICE CLASS
10/1/01 through 3/31/02 7                3.67% 2           67%
9/30/01                                  5.08             111
9/30/00                                  4.36             266
9/30/99                                  3.50             317
9/30/98                                  3.64             225
9/30/97                                  4.91             272

INVESTOR A CLASS
10/1/01 through 3/31/02 7                3.47% 2           67%
9/30/01                                  4.85             111
9/30/00                                  4.20             266
9/30/99                                  3.30             317
9/30/98                                  3.44             225
9/30/97                                  4.39             272


See accompanying notes to financial statements.

70 & 71

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                    Net                           Net gain                                            Net
                                   asset                          (loss) on        Distributions    Distributions    asset
                                   value            Net          investments         from net         from net       value
                                 beginning      investment     (both realized       investment        realized      end of
                                 of period        income       and unrealized)       income 8           gains       period
------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/01 through 3/31/02 7         $10.53           $0.15           $(0.21)            $(0.23)          $   --       $10.24
9/30/01                            10.69            0.39             0.71              (1.26)              --        10.53
9/30/00                            10.81            0.36             0.23              (0.39)           (0.32)       10.69
9/30/99                            11.24            0.13            (0.05)             (0.51)              --        10.81
9/30/98                            10.95            0.40             0.74              (0.43)           (0.42)       11.24
9/30/97                            11.71            1.06               --              (1.33)           (0.49)       10.95

INVESTOR C CLASS
10/1/01 through 3/31/02 7         $10.55           $0.15           $(0.21)            $(0.23)          $   --       $10.26
9/30/01                            10.69            0.39             0.73              (1.26)              --        10.55
9/30/00                            10.81            0.35             0.24              (0.39)           (0.32)       10.69
9/30/99                            11.24            0.13            (0.05)             (0.51)              --        10.81
9/30/98                            10.95            0.54             0.60              (0.43)           (0.42)       11.24
9/30/97                            11.71            1.15            (0.09)             (1.33)           (0.49)       10.95

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7         $ 7.39           $0.42           $ 0.22             $(0.42)          $   --       $ 7.61
9/30/01                             8.92            0.99            (1.45)             (1.07)              --         7.39
9/30/00                             9.73            1.14            (0.82)             (1.13)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.90            (0.32)             (0.85)              --         9.73

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7         $ 7.39           $0.42           $ 0.22             $(0.42)          $   --       $ 7.61
9/30/01                             8.92            0.94            (1.41)             (1.06)              --         7.39
9/30/00                             9.73            1.12            (0.82)             (1.11)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.90            (0.31)             (0.86)              --         9.73

SERVICE CLASS
10/1/01 through 3/31/02 7         $ 7.39           $0.42           $ 0.21             $(0.41)          $   --       $ 7.61
9/30/01                             8.92            0.88            (1.38)             (1.03)              --         7.39
9/30/00                             9.73            1.08            (0.81)             (1.08)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.85            (0.31)             (0.81)              --         9.73

INVESTOR A CLASS
10/1/01 through 3/31/02 7         $ 7.40           $0.40           $ 0.21             $(0.40)          $   --       $ 7.61
9/30/01                             8.92            0.90            (1.40)             (1.02)              --         7.40
9/30/00                             9.73            1.07            (0.81)             (1.07)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.86            (0.31)             (0.82)              --         9.73

INVESTOR B CLASS
10/1/01 through 3/31/02 7         $ 7.39           $0.38           $ 0.21             $(0.37)          $   --       $ 7.61
9/30/01                             8.91            0.83            (1.40)             (0.95)              --         7.39
9/30/00                             9.73            0.99            (0.81)             (1.00)              --         8.91
11/19/98 1 through 9/30/99         10.00            0.79            (0.31)             (0.75)              --         9.73

INVESTOR C CLASS
10/1/01 through 3/31/02 7         $ 7.40           $0.38           $ 0.21             $(0.37)          $   --       $ 7.62
9/30/01                             8.92            0.83            (1.40)             (0.95)              --         7.40
9/30/00                             9.73            0.99            (0.80)             (1.00)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.78            (0.31)             (0.74)              --         9.73


                                                                             Ratio of
                                                  Net                       expenses to     Ratio of expenses
                                                assets       Ratio of       average net        to average        Ratio of net
                                                end of      expenses to       assets           net assets      investment income
                                   Total        period      average net     (excluding         (excluding       to average net
                                  return         (000)        assets     interest expense)      waivers)            assets
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/01 through 3/31/02 7          (0.62)% 4  $    9,002        2.40% 2         2.10% 2            2.40% 2             2.73% 2
9/30/01                            10.96 4         7,393        3.63            2.10               3.63                4.17
9/30/00                             5.74 4         3,283        2.59            2.13               2.59                3.45
9/30/99                             0.67 4         2,447        2.24            2.24               2.24                2.56
9/30/98                            11.15 4         1,512        2.22            2.22               2.37                2.83
9/30/97                            10.11 4           979        2.12            2.12               2.22                3.65

INVESTOR C CLASS
10/1/01 through 3/31/02 7          (0.62)% 4  $    5,147        2.40% 2         2.11% 2            2.40% 2             2.74% 2
9/30/01                            11.15 4         4,182        3.64            2.10               3.64                4.20
9/30/00                             5.74 4         2,228        2.56            2.15               2.56                3.43
9/30/99                             0.67 4         2,269        2.24            2.24               2.24                2.55
9/30/98                            11.15 4         1,249        2.22            2.22               2.37                2.83
9/30/97                            10.13 4           474        2.11            2.11               2.21                3.57

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7           8.87%     $   40,943        0.72% 2         0.55% 2            0.88% 2            11.31% 2
9/30/01                            (5.52)         27,766        0.84            0.55               1.10                5.54
9/30/00                             3.26              --        1.21            0.55               0.90               11.38
11/19/98 1 through 9/30/99          5.87              --        0.33 2          0.28 2             0.41 2             10.45 2

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7           8.79%     $  165,358        0.86% 2         0.70% 2            1.01% 2            11.10% 2
9/30/01                            (5.66)         95,663        1.06            0.70               1.22               11.22
9/30/00                             3.11          72,839        1.24            0.70               1.41               11.95
11/19/98 1 through 9/30/99          5.93          63,860        1.02 2          0.71 2             1.67 2             10.49 2

SERVICE CLASS
10/1/01 through 3/31/02 7           8.62%     $       19        1.17% 2         1.00% 2            1.31% 2            10.86% 2
9/30/01                            (5.95)              9        1.36            1.00               1.52               11.82
9/30/00                             2.80              43        1.60            1.00               1.63               12.13
11/19/98 1 through 9/30/99          5.47              --        2.21 2          1.59 2             3.33 2              9.93 2

INVESTOR A CLASS
10/1/01 through 3/31/02 7           8.39% 3   $   18,552        1.31% 2         1.16% 2            1.45% 2            10.41% 2
9/30/01                            (5.98) 3        8,980        1.52            1.17               1.68               10.55
9/30/00                             2.63 3         5,094        1.70            1.17               1.88               11.41
11/19/98 1 through 9/30/99          5.50 3         4,412        1.54 2          1.15 2             2.21 2             10.17 2

INVESTOR B CLASS
10/1/01 through 3/31/02 7           8.13% 4   $   59,716        2.08% 2         1.92% 2            2.23% 2             9.89% 2
9/30/01                            (6.71) 4       49,786        2.27            1.91               2.43               10.01
9/30/00                             1.74 4        39,897        2.47            1.92               2.57               10.84
11/19/98 1 through 9/30/99          4.78 4        12,407        2.27 2          1.88 2             2.94 2              9.41 2

INVESTOR C CLASS
10/1/01 through 3/31/02 7           8.12% 4   $   17,341        2.06% 2         1.90% 2            2.21% 2             9.77% 2
9/30/01                            (6.70) 4       11,319        2.25            1.91               2.41                9.63
9/30/00                             1.86 4         3,758        2.45            1.92               2.63               10.63
11/19/98 1 through 9/30/99          4.69 4         2,647        2.25 2          1.88 2             2.92 2              9.36 2


                                     Ratio of net
                                   investment income
                                      to average
                                      net assets        Portfolio
                                      (excluding        turnover
                                       waivers)           rate
-----------------------------------------------------------------
INVESTOR B CLASS
10/1/01 through 3/31/02 7                 2.73% 2           67%
9/30/01                                   4.17             111
9/30/00                                   3.45             266
9/30/99                                   2.56             317
9/30/98                                   2.68             225
9/30/97                                   3.55             272

INVESTOR C CLASS
10/1/01 through 3/31/02 7                 2.74% 2           67%
9/30/01                                   4.20             111
9/30/00                                   3.43             266
9/30/99                                   2.55             317
9/30/98                                   2.68             225
9/30/97                                   3.47             272

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
10/1/01 through 3/31/02 7                11.15% 2          136%
9/30/01                                   5.29             331
9/30/00                                  11.11             235
11/19/98 1 through 9/30/99               10.38 2           185

INSTITUTIONAL CLASS
10/1/01 through 3/31/02 7                10.96% 2          136%
9/30/01                                  11.06             331
9/30/00                                  11.78             235
11/19/98 1 through 9/30/99                9.85 2           185

SERVICE CLASS
10/1/01 through 3/31/02 7                10.72% 2          136%
9/30/01                                  11.66             331
9/30/00                                  12.10             235
11/19/98 1 through 9/30/99                8.81 2           185

INVESTOR A CLASS
10/1/01 through 3/31/02 7                10.27% 2          136%
9/30/01                                  10.39             331
9/30/00                                  11.23             235
11/19/98 1 through 9/30/99                9.49 2           185

INVESTOR B CLASS
10/1/01 through 3/31/02 7                 9.75% 2          136%
9/30/01                                   9.85             331
9/30/00                                  10.74             235
11/19/98 1 through 9/30/99                8.73 2           185

INVESTOR C CLASS
10/1/01 through 3/31/02 7                 9.62% 2          136%
9/30/01                                   9.47             331
9/30/00                                  10.45             235
11/19/98 1 through 9/30/99                8.69 2           185

1 Commencement of operations of share class.
2 Annualized.
3 Sales load not reflected in total return.
4 Contingent deferred sales load not reflected in total return.
5 There were no Investor C shares outstanding as of September 30, 1999.
6 Reissuance of shares.
7 Unaudited.
8 Certain prior year amounts were reclassified to conform to current year presentation.

See accompanying notes to financial statements.

72 & 73

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

       BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly-offered portfolios, ten of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes. Effective January 28, 2001, the portfolio formerly known as Core Bond was changed to Core Bond Total Return.

---------------------------------------------------------------------------------------------------------------------------
          Portfolio                                                      Share Classes
---------------------------------------------------------------------------------------------------------------------------
                                      BlackRock           Institutional             Service              Investor A
---------------------------------------------------------------------------------------------------------------------------
                               Contractual   Actual   Contractual   Actual   Contractual   Actual   Contractual   Actual
                                  Fees       Fees(4)      Fees      Fees(4)    Fees(1)     Fees(4)    Fees(2)     Fees(4)
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Bond               None        None        None       None        0.30%      0.30%      0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------
  Intermediate Government Bond     N/A         N/A        None       None        0.30%      0.30%      0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond               None        None        None       None        0.30%      0.30%      0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------
  Core Bond Total Return          None        None        None       None        0.30%      0.30%      0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------
  Core PLUS Total Return          None        None        None       None        0.30%      0.30%      0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------
  Government Income                N/A         N/A         N/A        N/A         N/A        N/A       0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------
  GNMA                             N/A         N/A        None       None        0.30%      0.30%      0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------
  Managed Income                   N/A         N/A        None       None        0.30%      0.30%      0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------
  International Bond               N/A         N/A        None       None        0.30%      0.30%      0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------
  High Yield Bond                 None        None        None       None        0.30%      0.30%      0.50%       0.40%
---------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
          Portfolio                              Share Classes
-------------------------------------------------------------------------------
                                       Investor B            Investor C
-------------------------------------------------------------------------------
                                 Contractual   Actual   Contractual   Actual
                                   Fees(3)     Fees(4)    Fees(3)     Fees(4)
-------------------------------------------------------------------------------
  Low Duration Bond                  1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------
  Intermediate Government Bond       1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------
  Intermediate Bond                  1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------
  Core Bond Total Return             1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------
  Core PLUS Total Return             1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------
  Government Income                  1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------
  GNMA                               1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------
  Managed Income                     1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------
  International Bond                 1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------
  High Yield Bond                    1.15%      1.15%     1.15%        1.15%
-------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 2002.

     In addition, BlackRock shares bear a Transfer Agent fee at an annual rate not to exceed .01%, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

       SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities that are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of March 31, 2002, there were three securities in the High Yield Bond Portfolio that were valued in accordance with such procedures. These securities had a total market value of $3,528,166 which represents 1.2% of the High Yield Bond Portfolio's net assets.

                                 BLACKROCK FUNDS

       DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

       FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes.

       FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

       (I) Market value of investment securities, assets and liabilities at the current rate of exchange; and

       (II) Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

       The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

       The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

       FORWARD FOREIGN CURRENCY CONTRACTS -- Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

       The aggregate principal amounts of the contracts are not recorded as the Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2002, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                            Unrealized
                                                                                           Value at          Foreign
Settlement         Currency                      Currency               Contract           March 31,         Exchange
   Date             Amount                         Sold                  Amount              2002             Loss
---------         ----------        -------------------------------    -----------        -----------       ---------
Core Bond Total Return Portfolio
05/07/02          12,119,163        Great British Pound ...........    $17,176,489        $17,213,081       $ (36,592)
05/15/02          16,072,000        New Zealand Dollar ............      6,872,387          7,049,510        (177,123)
                                                                       -----------        -----------       ---------
                                                                       $24,048,876        $24,262,591       $(213,715)
                                                                       ===========        ===========       =========
Core PLUS Total Return Portfolio
05/07/02             321,446        Great British Pound ...........    $   455,584        $   456,555       $    (971)
05/15/02             476,490        New Zealand Dollar ............        203,747            208,998          (5,251)
                                                                       -----------        -----------       ---------
                                                                       $   659,331        $   665,553       $  (6,222)
                                                                       ===========        ===========       =========
Managed Income Portfolio
05/07/02           8,244,267        Great British Pound ...........    $11,684,599        $11,709,490       $ (24,891)
05/15/02          13,471,000        New Zealand Dollar ............      5,760,200          5,908,658        (148,458)
                                                                       -----------        -----------       ---------
                                                                       $17,444,799        $17,618,148       $(173,349)
                                                                       ===========        ===========       =========

                                 BLACKROCK FUNDS

                                                                                                           Unrealized
                                                                                           Value at          Foreign
Settlement         Currency                      Currency               Contract           March 31,        Exchange
   Date             Amount                         Sold                  Amount              2002          Gain/(Loss)
---------         ----------        -------------------------------    -----------        -----------      -----------
International Bond Portfolio
04/08/02         170,000,000        Japanese Yen ..................    $ 1,341,810        $ 1,283,164       $  58,646
04/08/02          89,676,196        Swedish Krone .................      7,673,969          7,899,920        (225,951)
04/22/02         207,391,891        Japanese Yen ..................      1,567,189          1,566,463             726
04/23/02          83,684,122        Danish Krone ..................      9,849,826          9,811,911          37,915
04/24/02           7,231,277        Australian Dollar .............      3,673,488          3,853,797        (180,309)
05/07/02           4,400,000        Great British Pound ...........      6,236,120          6,252,886         (16,766)
05/15/02          17,493,000        New Zealand Dollar ............      7,480,007          7,669,748        (189,741)
05/21/02           3,599,000        Canadian Dollar ...............      2,257,134          2,254,829           2,305
05/22/02          52,871,973        European Currency Unit ........     46,527,336         46,029,650         497,686
06/13/02           5,250,000        Canadian Dollar ...............      3,312,282          3,288,382          23,900
                                                                       -----------        -----------       ---------
                                                                       $89,919,161        $89,910,750       $   8,411
                                                                       ===========        ===========       =========

                                                                                                           Unrealized
                                                                                           Value at          Foreign
Settlement         Currency                      Currency               Contract           March 31,        Exchange
   Date             Amount                        Bought                 Amount              2002             Gain
---------         ----------        -------------------------------    -----------        -----------      -----------
Core Bond Total Return Portfolio
05/07/02          12,119,163        Great British Pound ...........    $17,030,574        $17,213,079        $182,505
                                                                       ===========        ===========        ========
Core PLUS Total Return Portfolio
05/07/02             321,446        Great British Pound ...........    $   451,714        $   456,555        $  4,841
                                                                       ===========        ===========        ========
Managed Income Portfolio
05/07/02           8,244,267        Great British Pound ...........    $11,585,338        $11,709,490        $124,152
                                                                       ===========        ===========        ========

       SWAP AGREEMENTS -- The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

       At  March  31,  2002,  the  following   Portfolios  had  swap  agreements
outstanding:

                                                                                                                     UNREALIZED
                                                                 INTEREST          INTEREST       NOTIONAL AMOUNT   APPRECIATION
  PORTFOLIO            COUNTER-PARTY     TERMINATION DATE     RECEIVABLE RATE    PAYABLE RATE     (U.S. DOLLARS)   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate        Goldman Sachs          08/15/11             1.90%+             5.80%         $ 9,500,000        $  157,632
  Government Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate        Deutsche Bank          05/22/06             5.71%              1.90%+         46,000,000           998,081
  Bond                JP Morgan Chase
                       & Co., Inc.           11/30/11             1.90+              5.61           20,000,000           647,715
-----------------------------------------------------------------------------------------------------------------------------------
  Core Bond           Deutsche Bank          05/22/06             5.71%              1.90%+         87,000,000         1,756,922
  Total Return
-----------------------------------------------------------------------------------------------------------------------------------
  Government          Deutsche Bank          05/22/06             5.71%              1.90%+          2,000,000            40,495
  Income              Deutsche Bank          07/11/11             1.84+              6.20            5,750,000           (85,986)
-----------------------------------------------------------------------------------------------------------------------------------
                      Deutsche Bank          05/22/06             5.71%              1.90%+          5,000,000           101,237
  GNMA                Deutsche Bank          07/11/11             1.84+              6.20           15,000,000          (235,533)
                      Lehman Brothers        06/13/11             1.90+              6.08           10,500,000          (160,615)
-----------------------------------------------------------------------------------------------------------------------------------
  Managed             Deutsche Bank          05/22/06             5.71%              1.90%+         73,000,000         1,478,057
  Income              Goldman Sachs          08/15/11             1.90+              5.80           38,000,000           631,939
-----------------------------------------------------------------------------------------------------------------------------------

+Rate shown is the floating rate as of March 31, 2002.

                                 BLACKROCK FUNDS

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     CHANGE IN ACCOUNTING PRINCIPLE -- In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide") was issued, and is effective for fiscal years beginning after December 15, 2000. The Guide requires the Fund to classify gains and losses on mortgage and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Portfolios may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolios enter into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

                                                                           International        High Yield
                                                          GNMA                 Bond                Bond
                                                        Portfolio            Portfolio           Portfolio
                                                        -----------        -------------        -----------
Average daily balance of reverse repurchase
   agreements outstanding during the period
   ended March 31, 2002 .............................   $49,094,566         $10,166,451         $14,153,799
Weighted Average Interest Rate ......................         21.24%               7.39%               5.75%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the period ended March 31, 20021 ..........   $75,090,153         $19,251,089         $16,337,430
Percentage of total assets ..........................         33.07%              13.23%               6.39%
Amount of reverse repurchase agreements
   outstanding at March 31, 2002 ....................   $12,829,209         $        --         $ 9,820,022
Percentage of total assets ..........................          5.62%                 --                2.99%

----------
1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on February 28, 2002, November 30, 2001, and November 30, 2001, respectively.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolios are required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

                                 BLACKROCK FUNDS

     OPTION SELLING/PURCHASING -- The Portfolios may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios sell or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of an option, may have no control over whether the underlying securities may be sold
(call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the six months ended March 31, 2002 are summarized as follows:

                                                                                                            Core Bond
                                               Intermediate Government       Intermediate Bond            Total Return
                                               -----------------------   -----------------------     ----------------------
                                               Number of                 Number of                   Number of
                                               Contracts    Premium      Contracts      Premium      Contracts     Premium
                                               -----------------------   -----------------------     ----------------------
   Balance at 9/30/01 .....................         --      $       --       --       $       --         --      $       --
   Written ................................     10,020       1,304,214    27,340       3,670,763     45,114       6,652,608
   Sold / Expired .........................     (1,000)        (17,250)   (2,700)        (46,575)    (5,214)       (553,108)
                                                ------      ----------    ------      ----------     ------      ----------
   Balance at 3/31/02 .....................      9,020      $1,286,964    24,640      $3,624,188     39,900      $6,099,500
                                                ======      ==========    ======      ==========     ======      ==========

                                                  Government Income                GNMA                   Managed Income
                                               ----------------------    -----------------------     ----------------------
                                               Number of                 Number of                   Number of
                                               Contracts       Premium   Contracts      Premium      Contracts     Premium
                                               -----------------------   -----------------------     ----------------------
   Balance at 9/30/01 .....................        --          $    --      --          $     --         --      $       --
   Written ................................     1,350           57,900   3,560           152,832     31,653       4,692,034
   Sold / Expired .........................        --               --      --                --     (3,553)       (327,184)
                                                -----          -------   -----          --------     ------      ----------
   Balance at 3/31/02 .....................     1,350          $57,900   3,560          $152,832     28,100      $4,364,850
                                                =====          =======   =====          ========     ======      ==========

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Portfolios may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

                                 BLACKROCK FUNDS

     FINANCING TRANSACTIONS -- The Portfolios may enter into financing transactions consisting of a sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior days market fluctuations and the current day's security lending activity. Cash collateral received by the Portfolios in connection with securities lending activity is invested in the Institutional Money Market Trust (the "Trust"). In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     BlackRock Capital Management, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Trust, but receives no fees for these services. Administrative and accounting services are provided by PFPC Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed 0.10% of the Trust's average daily net assets.

     The market value of securities on loan to brokers, the value of collateral held by the Fund and income earned on securities lending with respect to such loans (including rights to draw on letters of credit) at March 31,2002, are as follows:

                                                                                                    Value of
                                                                             Market Value of       Collateral
               Portfolio                                                   Securities On Loan       Received
               ---------                                                   ------------------     -----------
               Intermediate Bond Portfolio ............................        $19,326,769        $19,931,050
               Core Bond Total Return Portfolio .......................         21,714,450         22,423,340
               Managed Income Portfolio ...............................         16,186,294         16,732,850
               High Yield Bond Portfolio ..............................         42,713,105         44,929,420

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc., ("BFM") a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

                                 BLACKROCK FUNDS

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                                                          Each Portfolio
                                                                     Except the International         International Bond Portfolio
                                                                  Bond Portfolio & GNMA Portfolio           & GNMA Portfolio
                                                                  -------------------------------     ----------------------------
                                                                            Investment                         Investment
               Average Daily Net Assets                                    Advisory Fee                       Advisory Fee
               --------------------------                         -------------------------------     ----------------------------
               first $1 billion ...............................                .500%                              .550%
               $1 billion -- $2 billion .......................                .450                               .500
               $2 billion -- $3 billion .......................                .425                               .475
               greater than $3 billion ........................                .400                               .450

     For the period ended March 31, 2002, advisory fees and waivers for each Portfolio were as follows:

                                                                                 Gross                             Net Advisory
                                                                             Advisory Fee           Waiver             Fee
                                                                             ------------         ----------       ------------
     Low Duration Bond Portfolio ......................................       $1,032,217          $  524,183       $  508,034
     Intermediate Government Bond Portfolio ...........................          889,906             421,458          468,448
     Intermediate Bond Portfolio ......................................        2,503,404             971,399        1,532,005
     Core Bond Total Return Portfolio .................................        4,435,696           1,913,242        2,522,454
     Core PLUS Total Return Portfolio .................................           81,107              81,107               --
     Government Income Portfolio ......................................          130,928              76,433           54,495
     GNMA Portfolio ...................................................          435,027             228,258          206,769
     Managed Income Portfolio .........................................        3,163,012             761,065        2,401,947
     International Bond Portfolio .....................................          349,908                  --          349,908
     High Yield Bond Portfolio ........................................          549,180             160,015          389,165

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At March 31, 2002, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                                                                                      Total Waivers
                                                                 Expiring            Expiring          Expiring        subject to
                                                             January 31, 2003   January 31, 2004   January 31, 2005   reimbursement
                                                             ----------------   ----------------   ----------------   -------------
     Low Duration Bond Portfolio ..................   0.385%    $  780,436         $  928,991         $  198,282        $1,907,709
     Intermediate Government Bond Portfolio .......   0.475%       813,252            754,721            165,975         1,733,948
     Intermediate Bond Portfolio ..................   0.435%     1,538,592          1,813,709            312,564         3,664,865
     Core Bond Total Return Portfolio .............   0.380%     3,446,013          3,537,366            644,697         7,628,076
     Core PLUS Total Return Portfolio .............   0.375%            --             30,616             50,491            81,107
     Government Income Portfolio ..................   0.550%       106,204            124,681             29,191           260,076
     GNMA Portfolio ...............................   0.485%       360,552            363,370             90,610           814,532
     Managed Income Portfolio .....................   0.485%     1,804,364          1,486,272            253,975         3,544,611
     International Bond Portfolio .................   0.865%            --                 --                 --                --
     High Yield Bond Portfolio ....................   0.525%       103,242            279,530             52,629           435,401

     BlackRock pays BFM fees for its sub-advisory services.

                                 BLACKROCK FUNDS

     PFPC, Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes, except for the BlackRock Class, is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. The BlackRock Class is charged an administration fee of .035% of the first $500 million, .025% of the next $500 million and .015% of assets in excess of $1 billion based upon average daily net assets of its class. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the period ended March 31, 2002, administration fees and waivers for each Portfolio were as follows:

                                                                Gross                                  Net
                                                           Administration                         Administration
                                                                 Fee              Waiver               Fee
                                                           --------------         -------         --------------
     Low Duration Bond Portfolio ........................    $  406,670           $12,379           $  394,291
     Intermediate Government Bond Portfolio .............       409,357                --              409,357
     Intermediate Bond Portfolio ........................       862,052            47,868              814,184
     Core Bond Total Return Portfolio ...................     1,650,698            73,625            1,577,073
     Core PLUS Total Return Porfolio ....................        20,131            20,131                   --
     Government Income Portfolio ........................        60,227                --               60,227
     GNMA Portfolio .....................................       181,921                --              181,921
     Managed Income Portfolio ...........................     1,379,817                --            1,379,817
     International Bond Portfolio .......................       146,325                --              146,325
     High Yield Bond Portfolio ..........................       238,713             2,207              236,506

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)  PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 2002, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                              Purchases               Sales
                                                            --------------        --------------
     Low Duration Bond Portfolio .........................  $  156,469,658        $  160,323,807
     Intermediate Government Bond Portfolio ..............     116,180,457            84,331,122
     Intermediate Bond Portfolio .........................     543,331,972           612,098,625
     Core Bond Total Return Portfolio ....................   1,361,438,721         1,231,964,894
     Core PLUS Total Return Portfolio ....................      66,839,634            19,969,564
     Government Income Portfolio .........................      32,066,092            31,072,303
     GNMA Portfolio ......................................      62,359,876            17,676,807
     Managed Income Portfolio ............................     963,228,853         1,036,325,775
     International Bond Portfolio ........................      72,050,997            71,690,206
     High Yield Bond Portfolio ...........................     416,890,011           315,771,922

                                 BLACKROCK FUNDS

     For the period ended March 31, 2002, purchases and sales of government securities were as follows:

                                                              Purchases               Sales
                                                            --------------        --------------
     Low Duration Bond Portfolio ........................   $  328,150,352        $  185,668,246
     Intermediate Government Bond Portfolio .............      270,671,347           284,006,778
     Intermediate Bond Portfolio ........................      638,215,787           578,384,748
     Core Bond Total Return Portfolio ...................    1,638,482,571         1,497,222,791
     Core PLUS Total Return Portfolio ...................       50,855,909            36,360,287
     Government Income Portfolio ........................      135,521,672           133,037,537
     GNMA Portfolio .....................................      386,924,799           387,282,297
     Managed Income Portfolio ...........................      982,564,232           933,702,636
     International Bond Portfolio .......................       43,824,592            24,764,073

(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                                 Low Duration Bond Portfolio
                                                             --------------------------------------------------------------------
                                                               For the Six Months Ended                  For the Year Ended
                                                                  3/31/02 (Unaudited)                          9/30/01
                                                             -----------------------------         ------------------------------
                                                               Shares            Value                Shares             Value
                                                             ----------       ------------         -----------       ------------
Shares sold:
     BlackRock Class .....................................    3,133,067       $ 31,669,286          13,277,286       $131,969,830
     Institutional Class .................................    8,189,656         83,013,514           4,114,549         41,323,865
     Service Class .......................................    3,565,186         36,051,110           2,722,015         27,361,695
     Investor A Class ....................................    6,428,184         65,155,896           9,884,536         98,939,174
     Investor B Class ....................................    1,591,454         16,095,823           1,459,463         14,652,433
     Investor C Class ....................................    5,469,120         55,332,060           1,352,008         13,601,006
Shares issued in reinvestment of dividends:
     BlackRock Class .....................................      244,885          2,487,483             441,060          4,401,548
     Institutonal Class ..................................       79,345            807,408              37,911            378,871
     Service Class .......................................       89,391            907,800              72,226            721,857
     Investor A Class ....................................       36,409            369,778              18,627            186,572
     Investor B Class ....................................       22,175            225,240              22,408            224,104
     Investor C Class ....................................       11,148            113,108               3,080             30,903
Shares redeemed:
     BlackRock Class .....................................   (1,118,771)       (11,302,653)        (11,375,333)      (113,805,378)
     Institutional Class .................................   (2,933,268)       (29,724,771)         (3,816,307)       (38,211,575)
     Service Class .......................................   (1,173,820)       (11,919,687)           (601,088)        (6,033,021)
     Investor A Class ....................................   (3,607,547)       (36,596,857)         (8,904,698)       (89,139,905)
     Investor B Class ....................................     (382,322)        (3,863,927)           (303,949)        (3,038,389)
     Investor C Class ....................................   (1,081,974)       (10,992,846)           (527,698)        (5,296,781)
                                                             ----------       ------------         -----------       ------------
Net increase .............................................   18,562,318       $187,827,765           7,876,096       $ 78,266,809
                                                             ==========       ============         ===========       ============

                                 BLACKROCK FUNDS

                                                                             Intermediate Government Bond Portfolio
                                                             --------------------------------------------------------------------
                                                               For the Six Months Ended                  For the Year Ended
                                                                  3/31/02 (Unaudited)                          9/30/01
                                                             -----------------------------         ------------------------------
                                                               Shares            Value                Shares             Value
                                                             -----------     -------------         -----------      -------------
Shares sold:
     Institutional Class .................................     2,074,097     $  21,627,481           2,889,791      $  29,577,185
     Service Class .......................................       461,063         4,851,807           1,387,735         14,170,831
     Investor A Class ....................................    14,670,463       154,391,217          15,258,033        156,461,421
     Investor B Class ....................................       182,211         1,901,886             219,041          2,250,942
     Investor C Class ....................................       635,123         6,672,524           1,602,487         16,363,263
Shares issued in reinvestment of dividends:
     Institutional Class .................................        25,326           265,666              42,006            427,743
     Service Class .......................................            40               415              18,212            185,467
     Investor A Class ....................................        65,245           683,291              32,057            326,689
     Investor B Class ....................................         4,199            43,982               3,777             38,512
     Investor C Class ....................................         1,252            13,111               1,105             11,273
Shares redeemed:
     Institutional Class .................................    (3,242,512)      (33,784,238)         (6,463,996)       (65,700,774)
     Service Class .......................................    (3,239,628)      (34,124,628)           (896,986)        (9,230,862)
     Investor A Class ....................................   (12,031,567)     (126,478,295)        (14,897,309)      (152,816,457)
     Investor B Class ....................................       (51,544)         (533,602)            (30,391)          (311,105)
     Investor C Class ....................................      (504,715)       (5,304,603)         (1,505,039)       (15,356,710)
                                                             -----------     -------------         -----------      -------------
Net decrease .............................................      (950,947)    $  (9,773,986)         (2,339,477)     $ (23,602,582)
                                                             ===========     =============         ===========      =============

                                                                                    Intermediate Bond Portfolio
                                                             --------------------------------------------------------------------
                                                               For the Six Months Ended                  For the Year Ended
                                                                  3/31/02 (Unaudited)                          9/30/01
                                                             -----------------------------         ------------------------------
                                                               Shares            Value                Shares             Value
                                                             -----------     -------------         -----------      -------------
Shares sold:
     BlackRock Class .....................................     6,159,736     $  58,242,963          38,682,992      $ 366,339,133
     Institutional Class .................................     6,542,573        62,608,519          10,174,831         95,458,968
     Service Class .......................................       859,993         8,219,019           1,553,006         14,643,676
     Investor A Class ....................................     2,964,259        28,427,652           2,523,918         23,889,917
     Investor B Class ....................................       191,354         1,831,348             218,575          2,065,894
     Investor C Class ....................................       125,529         1,200,143              46,291            441,311
Shares issued in reinvestment of dividends:
     BlackRock Class .....................................     1,126,184        10,842,325             590,672          5,537,264
     Institutional Class .................................       457,920         4,426,952              90,916            849,124
     Service Class .......................................        80,121           770,982              75,953            712,696
     Investor A Class ....................................        45,421           434,600              22,360            209,708
     Investor B Class ....................................         6,159            59,205               4,726             44,361
     Investor C Class ....................................         2,076            19,959               1,881             17,657
Shares redeemed:
     BlackRock Class .....................................   (13,319,715)     (126,500,756)         (2,034,487)       (19,569,351)
     Institutional Class .................................    (9,448,831)      (90,527,271)        (15,114,518)      (142,595,967)
     Service Class .......................................    (1,693,535)      (16,213,306)           (756,006)        (7,117,058)
     Investor A Class ....................................    (1,537,836)      (14,718,039)         (2,187,188)       (20,738,207)
     Investor B Class ....................................       (21,203)         (202,700)            (38,734)          (367,677)
     Investor C Class ....................................       (39,192)         (374,417)             (9,125)           (86,942)
                                                             -----------     -------------         -----------      -------------
Net increase (decrease) ..................................    (7,498,987)    $ (71,452,822)         33,846,063      $ 319,734,507
                                                             ===========     =============         ===========      =============

                                 BLACKROCK FUNDS

                                                                               Core Bond Total Return Portfolio
                                                             --------------------------------------------------------------------
                                                               For the Six Months Ended                  For the Year Ended
                                                                  3/31/02 (Unaudited)                          9/30/01
                                                             -----------------------------         ------------------------------
                                                               Shares            Value                Shares             Value
                                                             -----------     -------------         -----------      -------------
Shares sold:
     BlackRock Class .....................................    28,483,030     $ 277,734,961          37,168,139      $ 359,351,270
     Institutional Class .................................    18,102,132       176,634,138          26,550,451        256,946,361
     Service Class .......................................     2,863,401        27,916,290           7,267,651         70,186,136
     Investor A Class ....................................    10,344,641       102,271,558           7,135,101         69,357,845
     Investor B Class ....................................     1,355,410        13,337,919           2,730,067         26,589,633
     Investor C Class ....................................     1,109,626        10,937,672           2,345,518         22,716,803
Shares issued in reinvestment of dividends:
     BlackRock Class .....................................     1,800,202        17,775,832           1,604,603         15,497,912
     Institutional Class .................................     1,348,504        13,422,981             446,709          4,302,732
     Service Class .......................................       138,016         1,370,205              62,879            607,822
     Investor A Class ....................................       176,583         1,736,068              48,279            467,211
     Investor B Class ....................................        66,535           657,244              43,447            420,037
     Investor C Class ....................................        19,052           188,283              10,354            100,462
Shares redeemed:
     BlackRock Class .....................................   (15,328,242)     (149,416,588)        (19,898,567)      (191,507,330)
     Institutional Class .................................   (15,649,411)     (154,010,556)        (30,315,432)      (293,986,650)
     Service Class .......................................    (5,701,304)      (56,528,261)         (2,374,989)       (22,862,622)
     Investor A Class ....................................    (5,549,684)      (54,622,413)         (5,714,422)       (55,513,523)
     Investor B Class ....................................      (559,077)       (5,503,790)           (438,239)        (4,230,916)
     Investor C Class ....................................      (609,707)       (5,977,823)           (496,552)        (4,837,060)
                                                             -----------     -------------         -----------      -------------
Net increase .............................................    22,409,707     $ 217,923,720          26,174,997      $ 253,606,123
                                                             ===========     =============         ===========      =============

                                                                Core PLUS Total Return Portfolio
                                                             -------------------------------------
                                                                          For the Period
                                                             12/7/01 1 through 3/31/02 (Unaudited)
                                                             -------------------------------------
                                                             Shares                      Value
                                                             ---------                 -----------
Shares sold:
     BlackRock Class .....................................   5,865,781                 $58,832,367
     Institutional Class .................................     395,658                   4,000,100
     Service Class .......................................          10                         100
     Investor A Class ....................................       7,908                      80,100
     Investor B Class ....................................          10                         100
     Investor C Class ....................................          10                         100
Shares issued in reinvestment of dividends:
     BlackRock Class .....................................      24,402                     246,711
     Institutional Class .................................       1,383                      14,051
     Service Class .......................................          --                           1
     Investor A Class ....................................          18                         188
     Investor B Class ....................................          --                           1
     Investor C Class ....................................          --                           1
Shares redeemed:
     BlackRock Class .....................................     (10,020)                   (100,998)
     Institutional Class .................................          --                          --
     Service Class .......................................          --                          --
     Investor A Class ....................................          --                          --
     Investor B Class ....................................          --                          --
     Investor C Class ....................................          --                          --
                                                             ---------                 -----------
Net increase .............................................   6,285,160                 $63,072,822
                                                             =========                 ===========

----------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                                  Government Income Portfolio
                                                             --------------------------------------------------------------------
                                                               For the Six Months Ended                  For the Year Ended
                                                                  3/31/02 (Unaudited)                          9/30/01
                                                             -----------------------------          -----------------------------
                                                               Shares             Value               Shares             Value
                                                             ----------       ------------          ----------       ------------
Shares sold:
     Investor A Class ....................................    4,858,468       $ 52,397,979           6,388,006       $ 67,193,701
     Investor B Class ....................................      769,203          8,261,445           1,099,629         11,612,500
     Investor C Class ....................................      542,632          5,766,882             433,417          4,563,342
Shares issued in reinvestment of dividends:
     Investor A Class ....................................       51,938            558,566              26,922            281,600
     Investor B Class ....................................       86,046            926,266              65,235            678,716
     Investor C Class ....................................        5,793             62,191               2,156             22,507
Shares redeemed:
     Investor A Class ....................................   (4,454,054)       (48,055,908)         (5,888,827)       (62,069,034)
     Investor B Class ....................................     (451,252)        (4,813,995)           (892,912)        (9,343,099)
     Investor C Class ....................................     (160,183)        (1,726,100)           (235,953)        (2,481,070)
                                                             ----------       ------------          ----------       ------------
Net increase .............................................    1,248,591       $ 13,377,326             997,673       $ 10,459,163
                                                             ==========       ============          ==========       ============

                                                                                        GNMA Portfolio
                                                             --------------------------------------------------------------------
                                                               For the Six Months Ended                  For the Year Ended
                                                                  3/31/02 (Unaudited)                          9/30/01
                                                             -----------------------------          -----------------------------
                                                               Shares             Value               Shares             Value
                                                             ----------       ------------          ----------       ------------
Shares sold:
     Institutional Class .................................    5,826,584       $ 58,901,023           3,217,661       $ 32,292,791
     Service Class .......................................       22,114            222,116             206,451          2,078,042
     Investor A Class ....................................    2,365,228         24,016,088           2,711,341         27,127,648
     Investor B Class ....................................      764,052          7,739,743             495,019          4,999,265
     Investor C Class ....................................    1,868,394         18,821,061             127,693          1,288,949
Shares issued in reinvestment of dividends:
     Institutional Class .................................      214,292          2,168,681               1,109             11,090
     Service Class .......................................          394              3,987                  64                645
     Investor A Class ....................................       14,071            142,975               5,852             58,531
     Investor B Class ....................................       18,430            186,755               4,302             43,145
     Investor C Class ....................................        3,284             33,200                 521              5,233
Shares redeemed:
     Institutional Class .................................     (710,651)        (7,158,222)         (1,593,413)       (15,910,731)
     Service Class .......................................       (3,655)           (36,436)           (205,069)        (2,063,971)
     Investor A Class ....................................   (1,963,090)       (19,957,992)         (2,555,415)       (25,563,196)
     Investor B Class ....................................      (85,529)          (863,508)            (54,124)          (542,204)
     Investor C Class ....................................      (62,905)          (632,512)            (11,999)          (122,729)
                                                             ----------       ------------          ----------       ------------
Net increase .............................................    8,271,013       $ 83,586,959           2,349,993       $ 23,702,508
                                                             ==========       ============          ==========       ============

                                 BLACKROCK FUNDS

                                                                                     Managed Income Portfolio
                                                             --------------------------------------------------------------------
                                                               For the Six Months Ended                  For the Year Ended
                                                                  3/31/02 (Unaudited)                          9/30/01
                                                             -----------------------------          -----------------------------
                                                               Shares            Value                Shares             Value
                                                             -----------     -------------          -----------     -------------
Shares sold:
     Institutional Class .................................     6,716,174     $  70,593,806           10,713,716     $ 110,038,217
     Service Class .......................................    10,750,908       112,952,463           15,222,996       155,491,453
     Investor A Class ....................................     5,862,806        61,961,436            3,511,364        36,309,852
     Investor B Class ....................................       156,714         1,653,121              360,058         3,713,502
     Investor C Class ....................................        14,432           151,252               36,410           374,286
Shares issued in reinvestment of dividends:
     Institutional Class .................................        29,202           308,516               50,245           514,624
     Service Class .......................................       145,142         1,533,352              391,551         3,992,698
     Investor A Class ....................................        89,120           938,766               73,989           757,948
     Investor B Class ....................................        10,266           108,412               18,886           193,358
     Investor C Class ....................................           104             1,093                  165             1,691
Shares redeemed:
     Institutional Class .................................   (11,118,897)     (116,720,838)         (29,246,128)     (300,127,145)
     Service Class .......................................    (9,942,824)     (104,839,161)         (21,795,360)     (225,400,835)
     Investor A Class ....................................    (2,893,617)      (30,561,429)          (3,387,718)      (35,020,677)
     Investor B Class ....................................       (60,872)         (639,584)            (113,041)       (1,160,030)
     Investor C Class ....................................        (6,974)          (74,172)              (6,987)          (72,758)
                                                             -----------     -------------          -----------     -------------
Net decrease .............................................      (248,316)    $  (2,632,967)         (24,169,854)    $(250,393,816)
                                                             ===========     =============          ===========     =============

                                                                                  International Bond Portfolio
                                                             --------------------------------------------------------------------
                                                               For the Six Months Ended                  For the Year Ended
                                                                  3/31/02 (Unaudited)                          9/30/01
                                                             -----------------------------          -----------------------------
                                                               Shares            Value                Shares             Value
                                                             ----------       ------------          ----------       ------------
Shares sold:
     Institutional Class .................................    1,655,755       $ 17,354,121           2,929,673       $ 30,576,850
     Service Class .......................................      934,063          9,786,027             878,225          9,164,565
     Investor A Class ....................................    1,667,295         17,310,077           1,725,515         17,995,590
     Investor B Class ....................................      269,083          2,798,328             480,121          5,008,980
     Investor C Class ....................................      222,312          2,334,532             229,492          2,397,233
Shares issued in reinvestment of dividends:
     Institutional Class .................................       26,804            280,753             100,326          1,033,321
     Service Class .......................................       19,528            204,354              11,082            114,623
     Investor A Class ....................................       45,099            472,324              69,663            719,322
     Investor B Class ....................................       10,185            106,769              27,427            282,539
     Investor C Class ....................................        6,798             71,386              21,414            221,009
Shares redeemed:
     Institutional Class .................................   (1,013,809)       (10,568,553)         (2,507,224)       (26,114,139)
     Service Class .......................................     (490,479)        (5,175,486)           (223,069)        (2,320,768)
     Investor A Class ....................................     (557,258)        (5,661,495)           (705,106)        (7,369,965)
     Investor B Class ....................................     (102,059)        (1,042,159)           (112,319)        (1,169,891)
     Investor C Class ....................................     (123,910)        (1,304,060)            (62,712)          (654,353)
                                                             ----------       ------------          ----------       ------------
Net increase .............................................    2,569,407       $ 26,966,918           2,862,508       $ 29,884,916
                                                             ==========       ============          ==========       ============

                                 BLACKROCK FUNDS

                                                                                    High Yield Bond Portfolio
                                                             --------------------------------------------------------------------
                                                               For the Six Months Ended                  For the Year Ended
                                                                  3/31/02 (Unaudited)                          9/30/01
                                                             -----------------------------          -----------------------------
                                                               Shares            Value                Shares             Value
                                                             ----------       ------------          ----------       ------------
Shares sold:
     BlackRock Class .....................................    2,751,639       $ 20,939,155           3,754,693       $ 30,000,000
     Institutional Class .................................    9,977,537         75,727,185           6,936,926         56,569,138
     Service Class .......................................        1,502             11,114               3,634             29,973
     Investor A Class ....................................    1,664,663         12,637,502           1,444,171         11,848,881
     Investor B Class ....................................    2,006,636         15,225,382           3,634,014         29,816,538
     Investor C Class ....................................    1,162,408          8,844,797           1,346,819         11,162,614
Shares issued in reinvestment of dividends:
     BlackRock Class .....................................      178,885          1,347,704                   2                 14
     Institutional Class .................................        6,747             50,959               7,104             57,249
     Service Class .......................................           71                533                  75                603
     Investor A Class ....................................       31,223            235,511              44,117            359,401
     Investor B Class ....................................      110,846            834,925             207,993          1,699,157
     Investor C Class ....................................       29,884            225,243              39,034            317,205
Shares redeemed:
     BlackRock Class .....................................   (1,307,190)       (10,000,000)                 --                 --
     Institutional Class .................................   (1,194,347)        (9,080,258)         (2,175,908)       (17,658,999)
     Service Class .......................................         (338)            (2,549)             (7,271)           (58,608)
     Investor A Class ....................................     (472,453)        (3,578,947)           (845,397)        (6,865,805)
     Investor B Class ....................................   (1,004,266)        (7,591,597)         (1,581,060)       (12,790,218)
     Investor C Class ....................................     (445,092)        (3,356,699)           (277,348)        (2,222,646)
                                                             ----------       ------------          ----------       ------------
Net increase .............................................   13,498,355       $102,469,960          12,531,598       $102,264,497
                                                             ==========       ============          ==========       ============

     On  March  31,  2002,  one  shareholder  held   approximately  15%  of  the
outstanding shares of the Intermediate Bond Portfolio and three shareholders held approximately 94% of the outstanding shares of the Core PLUS Total Return Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

                                 BLACKROCK FUNDS

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

(E) AT MARCH 31, 2002, NET ASSETS CONSISTED OF:

                                                 Low           Intermediate
                                              Duration          Government        Intermediate        Core Bond        Core PLUS
                                                Bond               Bond               Bond          Total Return     Total Return
                                              Portfolio          Portfolio          Portfolio         Portfolio        Portfolio
                                             ------------      ------------       ------------     --------------    ------------
     Capital paid-in ......................  $515,092,905      $342,289,020       $960,242,469     $1,947,580,054     $63,072,822
     Undistributed (accumulated) net
       investment income (loss) ...........    (1,558,010)          152,667         (1,175,097)        (3,372,255)        (22,613)
     Accumulated net realized gain
       (loss) on investment
       transactions, futures, options
       and swap contracts and foreign
       currency related transactions ......     1,180,711          (364,024)         2,635,035          9,467,955         185,230
     Net unrealized depreciation on
       investment transactions,
       futures, options and swap
       contracts and foreign currency
       related transactions ...............    (1,429,280)       (1,478,821)          (285,280)        (5,648,101)       (902,083)
                                             ------------      ------------       ------------     --------------     -----------
                                             $513,286,326      $340,598,842       $961,417,127     $1,948,027,653     $62,333,356
                                             ============      ============       ============     ==============     ===========

                                              Government                           Managed         International      High Yield
                                                Income             GNMA             Income              Bond              Bond
                                              Portfolio         Portfolio         Portfolio          Portfolio         Portfolio
                                             ------------      ------------     --------------     --------------    ------------
     Capital paid-in ......................   $57,322,901      $205,149,443     $1,270,155,553      $139,943,362     $340,638,834
     Undistributed (accumulated)
       net investment income (loss) .......      (173,344)          113,353           (519,804)       (1,380,427)      (1,773,263)
     Accumulated net realized gain
       (loss) on investment
       transactions, futures, options
       and swap contracts and foreign
       currency related transactions ......    (1,062,429)          689,510           (726,331)          (83,239)     (20,963,139)
     Net unrealized appreciation
       (depreciation) on investment
       transactions, futures, options
       and swap contracts and
       foreign currency related
       transactions .......................      (153,686)          180,863         (2,206,301)       (2,223,869)     (15,972,949)
                                              -----------      ------------     --------------      ------------     ------------
                                              $55,933,442      $206,133,169     $1,266,703,117      $136,255,827     $301,929,483
                                              ===========      ============     ==============      ============     ============

                                 BLACKROCK FUNDS

F)   CAPITAL LOSS CARRYOVERS

     At September 30, 2001, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                     Capital Loss Carryforward         Year of Expiration
                                                     -------------------------         ------------------
   Intermediate Government Bond Portfolio:                   $3,980,488                       2008

   Managed Income Portfolio:                                  6,582,801                       2008

   International Bond Portfolio:                                147,469                       2008
                                                                529,391                       2009

   High Yield Bond Portfolio:                                   683,582                       2007
                                                                603,164                       2008
                                                              1,980,685                       2009

     At September 30, 2001, deferred post-October capital losses for the GNMA Portfolio were $302,311, for the International Bond Portfolio were $13,471 and for the High Yield Bond Portfolio were $3,631,815. At September 30, 2001, deferred post-October currency losses for the Low Duration Bond Portfolio were $17,000.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors,Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Financial Management,Inc.
   New York, New York 10022

Custodian
   PFPC Trust Co.
   Philadelphia,Pennsylvania 19153

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington,Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia,Pennsylvania 19103


The Fund delivers only one copy of shareholder documents, including prospectuses and shareholder reports, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents. Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-441-7762.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $22 BILLION IN 43 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING.

STOCK PORTFOLIOS
----------------
       Large Cap Value Equity
       Large Cap Growth Equity             European Equity
       Mid-Cap Value Equity                International Equity
       Mid-Cap Growth Equity               International Small Cap Equity
       Small Cap Value Equity              Asia Pacific Equity
       Small Cap Growth Equity             International Emerging Markets
       Micro-Cap Equity                    Select Equity
       Global Science &Technology          Core Equity
       Global Communications               Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
       Balanced

BOND PORTFOLIOS
---------------
       Low Duration Bond                   Managed Income
       Intermediate Government Bond        Core Bond Total Return
       Intermediate Bond                   Core PLUS Total Return
       Government Income                   International Bond
       GNMA                                High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
       Tax-Free Income                     Ohio Tax-Free Income
       Pennsylvania Tax-Free Income        Delaware Tax-Free Income
       New Jersey Tax-Free Income          Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
       Money Market                        North Carolina Municipal Money Market
       U.S. Treasury Money Market          Ohio Municipal Money Market
       Municipal Money Market              Pennsylvania Municipal Money Market
       New Jersey Municipal Money Market   Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Educational and Simple IRA's.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 43 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

(LOGO)
BLACKROCK
FUNDS
[GRAPHIC OMITTED]



Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                       BND-SEMI1